UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

April 30, 2024
Annual Report
to Shareholders
Cash Account Trust
Service Shares
DWS Government & Agency Securities Portfolio
DWS Tax-Exempt Portfolio

Contents

4	Portfolio Management Review
DWS Government & Agency Securities Portfolio
8	Portfolio Summary
9	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Financial Highlights
DWS Tax-Exempt Portfolio
20	Portfolio Summary
21	Investment Portfolio
30	Statement of Assets and Liabilities
32	Statement of Operations
33	Statements of Changes in Net Assets
34	Financial Highlights
35	Notes to Financial Statements
49	Report of Independent Registered Public Accounting Firm
51	Information About Each Fund’s Expenses
53	Tax Information
53	Other Information
55	Advisory Agreement Board Considerations and Fee Evaluation
63	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider a fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Cash Account Trust — Service Shares

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The share price of money market funds can fall below the $1.00 share price. The DWS Tax-Exempt Portfolio may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the DWS Tax Exempt Portfolio’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the DWS Tax Exempt Portfolio’s investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain each Fund’s $1.00 share price. The credit quality of each Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on each Fund’s share price. Each Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding each Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

Cash Account Trust — Service Shares	|	3

Portfolio Management Review(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Funds’ most recent month-end performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of each Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
For the 12 months ended April 30, 2024, yields finished higher across the money market yield curve as the U.S. Federal Reserve (Fed) raised its benchmark overnight lending rate twice early in the period in the effort to rein in inflation.
As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%. With the U.S. economy and employment displaying surprising strength in the face of its past tightening, the Fed would implement additional 25 basis point increases at its early May and late July meetings, leaving the fed funds target range at 5.25% to 5.50%. The Fed held rates steady at its last three meetings of 2023, citing the improving inflation outlook.
Entering the new year with inflation trending lower, the markets were anticipating that the Fed would implement as many as six or seven rate cuts in 2024, with the first coming as soon as March. However, these hopes were tempered as the U.S. economy and labor market continued to post robust numbers, largely dispelling concerns around a potential recession. In addition, while inflation data continued to trend closer to the Fed’s 2% target, the pace of progress remained highly incremental. Against this backdrop of lingering inflation and economic resilience, the consensus outlook shifted by the end of the first quarter to three Fed rate cuts in 2024 with the first occurring in June. March inflation data posted in April reflected an uptick, leading investors to further push back expectations for any rate cut to the fall.
“As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%.”

4	|	Cash Account Trust — Service Shares

As of April 30, 2024, yields of one-month, six-month and one-year Treasury bills were 5.48%, 5.44% and 5.25%, respectively, versus 4.35%, 5.06% and 4.80%, respectively, as of April 30, 2023 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended April 30, 2024. During the period, the Fund held a large percentage of portfolio assets in Treasury and agency floating-rate securities to take advantage of rising interest rates and looked for yield opportunities in Treasury bills. At the same time, the Fund invested in overnight repurchase agreements for liquidity. Given the high level of volatility in markets, we preferred to be cautious during a time of market uncertainty, maintaining a higher level of overnight liquidity. Given the inverted yield curve, our overnight allocation while conservative was a positive contributor for the period.
For the DWS Tax Exempt Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended April 30, 2024. During the period, we emphasized floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations for short-term tax-exempt rates to stay higher-for-longer alongside current Fed policy to keep its benchmark rate at elevated levels for a relatively extended period. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes.)
Investment Objective
DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.
Investment Objective
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

Cash Account Trust — Service Shares	|	5

Negative Contributors to Fund Performance
For the DWS Government & Agency Securities Portfolio, as we believe the Fed has reached the terminal rate of monetary policy, we have looked for opportunities to extend duration to maintain yield as the economy moderates and yields fluctuate. Given the inverted yield curve, longer-term securities that we were investing in tended to have lower yields than shorter-term securities. We preferred to take some longer positions during a time of market uncertainty and volatility. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to our strategy.
For the DWS Tax Exempt Portfolio, the types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
While the Fed still appears to be at the end of its rate hiking cycle, the market has repeatedly trimmed expectations for the timing of rate cuts. While the course of Fed policy is uncertain and subject to changes in conditions, we have been evaluating opportunities to extend portfolio duration in order to lock in higher yields.
We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.
Fund Performance  (as of April 30, 2024)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, each Fund cannot guarantee it will do so. The DWS Tax-Exempt Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the DWS Tax-Exempt Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide

6	|	Cash Account Trust — Service Shares

financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.
7-Day Current Yield
DWS Government & Agency Securities Portfolio — Service Shares	4.40%*
DWS Tax-Exempt Portfolio — Service Shares	2.59%*
Equivalent Taxable Yield	4.37%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.
*
The 7-Day Current Yield would have been 4.31% and 2.35% for DWS Government &
Agency Securities Portfolio — Service Shares and DWS Tax-Exempt Portfolio — Service
Shares respectively, had certain expenses not been reduced.

**
The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant upward, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.
Repurchase Agreements (Repos) are agreements between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments.
Duration, which is expressed in years, measures the sensitivity of the price of a bond or bond fund to a change in interest rates.

Cash Account Trust — Service Shares	|	7

Portfolio Summary(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/24	4/30/23
Government & Agency Obligations	58%	25%
Repurchase Agreements	42%	75%
	100%	100%

Weighted Average Maturity	4/30/24	4/30/23
Cash Account Trust — DWS Government & Agency Securities Portfolio	32 days	10 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Retail*	31 days	17 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t
& Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request.

8	|	Cash Account Trust — Service Shares

Investment Portfolioas of April 30, 2024

	Principal Amount ($)	Value ($)
Government & Agency Obligations 58.1%
U.S. Government Sponsored Agencies 13.5%
Federal Farm Credit Banks Funding Corp.:
5.25%, 12/13/2024	1,500,000	1,499,852
SOFR + 0.035%, 5.355% (a), 10/9/2024	4,500,000	4,500,000
SOFR + 0.135%, 5.455% (a), 6/3/2025	5,750,000	5,750,000
SOFR + 0.145%, 5.465% (a), 7/25/2025	6,000,000	6,000,000
Federal Home Loan Bank Discount Notes:
5.282% (b), 10/2/2024	30,000,000	29,331,383
5.293% (b), 6/28/2024	100,000,000	99,159,000
5.313% (b), 8/26/2024	40,000,000	39,318,800
5.333% (b), 7/26/2024	30,000,000	29,623,034
5.338% (b), 6/24/2024	30,000,000	29,763,075
5.348% (b), 6/3/2024	15,000,000	14,927,469
Federal Home Loan Banks:
5.0%, 9/18/2024	14,750,000	14,746,696
5.32% (a), 9/26/2024	8,000,000	8,000,000
SOFR + 0.01%, 5.33% (a), 8/19/2024	8,000,000	8,000,000
SOFR + 0.01%, 5.33% (a), 9/12/2024	10,000,000	10,000,000
SOFR + 0.01%, 5.33% (a), 11/18/2024	56,500,000	56,500,000
SOFR + 0.01%, 5.33% (a), 12/2/2024	12,750,000	12,750,000
SOFR + 0.015%, 5.335% (a), 7/3/2024	20,000,000	20,000,000
SOFR + 0.015%, 5.335% (a), 11/1/2024	14,000,000	14,000,000
SOFR + 0.015%, 5.335% (a), 12/9/2024	68,000,000	68,000,000
SOFR + 0.015%, 5.335% (a), 12/17/2024	13,250,000	13,250,000
5.4%, 1/14/2025	11,250,000	11,250,000
SOFR + 0.125%, 5.445% (a), 2/24/2025	20,000,000	20,000,000
5.5%, 4/17/2025	2,000,000	1,999,903
		518,369,212
U.S. Treasury Obligations 44.6%
U.S. Treasury Bills:
4.814% (b), 3/20/2025	3,000,000	2,872,186
4.835% (b), 3/20/2025	7,000,000	6,700,512
4.951% (b), 4/17/2025	10,000,000	9,523,908
5.014% (b), 2/20/2025	21,000,000	20,148,962
5.09% (b), 7/25/2024	40,000,000	39,525,889
5.126% (b), 7/5/2024	28,000,000	27,744,391
5.161% (b), 6/13/2024	30,000,000	29,817,608
5.166% (b), 8/29/2024	40,000,000	39,320,593
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	9

	Principal Amount ($)	Value ($)
5.169% (b), 9/12/2024	40,000,000	39,240,965
5.192% (b), 8/29/2024	35,000,000	34,402,550
5.201% (b), 9/19/2024	41,000,000	40,176,207
5.222% (b), 6/4/2024	70,000,000	69,659,528
5.223% (b), 10/17/2024	35,000,000	34,153,662
5.227% (b), 6/6/2024	55,000,000	54,716,475
5.233% (b), 10/24/2024	30,000,000	29,242,980
5.252% (b), 6/6/2024	40,000,000	39,792,800
5.253% (b), 6/4/2024	50,000,000	49,755,342
5.254% (b), 5/28/2024	35,000,000	34,863,959
5.263% (b), 8/6/2024	50,000,000	49,300,657
5.268% (b), 6/11/2024	40,000,000	39,763,316
5.27% (b), 7/9/2024	180,000,000	178,206,738
5.293% (b), 7/2/2024	40,000,000	39,640,400
5.295% (b), 7/2/2024	40,000,000	39,640,262
5.305% (b), 5/23/2024	40,000,000	39,872,094
5.306% (b), 8/20/2024	30,000,000	29,515,948
5.308% (b), 8/20/2024	35,000,000	34,435,056
5.329% (b), 5/30/2024	50,000,000	49,788,300
5.344% (b), 5/16/2024	50,000,000	49,890,187
5.354% (b), 5/9/2024	40,000,000	39,953,058
5.356% (b), 5/2/2024	40,000,000	39,994,130
5.412% (b), 8/1/2024	34,000,000	33,548,577
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.363% (a), 7/31/2024	180,000,000	179,969,047
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.451% (a), 7/31/2025	45,000,000	44,977,404
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 5.466% (a), 10/31/2024	35,000,000	34,990,510
3-month U.S. Treasury Bill Money Market Yield + 0.17%, 5.496% (a), 10/31/2025	30,000,000	29,986,213
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 5.526% (a), 1/31/2025	155,000,000	155,126,555
		1,710,256,969
Total Government & Agency Obligations (Cost $2,228,626,181)		2,228,626,181
Repurchase Agreements 42.5%
Barclays Bank PLC, 5.31%, dated 4/30/2024, to be repurchased at $172,725,473 on 5/1/2024 (c)	172,700,000	172,700,000
The accompanying notes are an integral part of the financial statements.

10	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
BNP Paribas:
5.31%, dated 4/30/2024, to be repurchased at $196,258,944 on 5/1/2024 (d)	196,230,000	196,230,000
5.32%, dated 4/30/2024, to be repurchased at $143,721,236 on 5/1/2024 (e)	143,700,000	143,700,000
Citigroup Global Markets, Inc., 5.31%, dated 4/30/2024, to be repurchased at $108,516,004 on 5/1/2024 (f)	108,500,000	108,500,000
Fixed Income Clearing Corp., 5.31%, dated 4/30/2024, to be repurchased at $210,030,975 on 5/1/2024 (g)	210,000,000	210,000,000
HSBC Securities, Inc., 5.31%, dated 4/30/2024, to be repurchased at $1,000,148 on 5/1/2024 (h)	1,000,000	1,000,000
JPMorgan Securities, Inc., 5.32%, dated 4/30/2024, to be repurchased at $91,413,507 on 5/1/2024 (i)	91,400,000	91,400,000
Merrill Lynch & Co., Inc., 5.32%, dated 4/30/2024, to be repurchased at $1,000,148 on 5/1/2024 (j)	1,000,000	1,000,000
Royal Bank of Canada:
5.31%, dated 4/30/2024, to be repurchased at $95,564,094 on 5/1/2024 (k)	95,550,000	95,550,000
5.31%, dated 4/30/2024, to be repurchased at $154,122,730 on 5/1/2024 (l)	154,100,000	154,100,000
5.32%, dated 4/30/2024, to be repurchased at $80,611,911 on 5/1/2024 (m)	80,600,000	80,600,000
Wells Fargo Bank:
5.31%, dated 4/30/2024, to be repurchased at $236,534,884 on 5/1/2024 (n)	236,500,000	236,500,000
5.32%, dated 4/30/2024, to be repurchased at $140,790,803 on 5/1/2024 (o)	140,770,000	140,770,000
Total Repurchase Agreements (Cost $1,632,050,000)		1,632,050,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,860,676,181)	100.6	3,860,676,181
Other Assets and Liabilities, Net	(0.6)	(24,336,076)
Net Assets	100.0	3,836,340,105

(a)	Floating rate security. These securities are shown at their current rate as of April 30, 2024.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
199,323,300	U.S. Treasury Bonds	3.875	2/15/2043	176,154,000
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	11

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
102,750,000	U.S. Treasury Bonds	4.5	8/15/2039	101,352,084
800	U.S. Treasury Bills	Zero Coupon	10/17/2024	780
98,894,500	U.S. Treasury Inflation Index Notes	0.125–2.125	10/15/2025–4/15/2029	98,801,747
Total Collateral Value				200,154,611

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
150,246,100	U.S. Treasury Bills	Zero Coupon	9/5/2024–12/26/2024	146,574,086

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
114,555,800	U.S. Treasury Notes	3.25–3.5	6/30/2027–1/31/2028	110,670,014

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
331,051,600	U.S. Treasury Bonds	2.375	5/15/2051	214,200,039

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,308,988	U.S. Treasury STRIPS	Zero Coupon	8/15/2040	1,020,000

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
104,209,450	Federal National Mortgage Association	1.5–7.16	7/1/2033–4/1/2054	88,076,533
5,114,536	Federal Home Loan Mortgage Corporation	6.255	5/1/2054	5,151,467
Total Collateral Value				93,228,000
The accompanying notes are an integral part of the financial statements.

12	|	Cash Account Trust — Service Shares

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,732,915	Federal National Mortgage Association	4.5	2/25/2050–9/25/2052	1,020,000

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
82,390,400	U.S. Treasury Notes	0.625–4.375	7/31/2024–9/30/2029	82,525,451
15,057,647	Federal Home Loan Mortgage Corporation	5.0–5.5	9/1/2053–4/1/2054	14,935,571
Total Collateral Value				97,461,022

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,600	U.S. Treasury Bonds	2.5	5/15/2046	12,815
21,803,000	U.S. Treasury Notes	0.5–4.625	11/15/2026–2/15/2034	19,342,080
452,950,100	U.S. Treasury STRIPS	Zero Coupon	11/15/2043–8/15/2050	137,850,220
100	U.S. Treasury Inflation Index Bonds	0.25	2/15/2050	71
Total Collateral Value				157,205,186

(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,202,500	U.S. Treasury Bonds	2.0–4.25	5/15/2046–2/15/2054	884,796
23,000	U.S. Treasury Notes	1.25–4.625	6/30/2028–2/15/2034	20,423
600	U.S. Treasury STRIPS	Zero Coupon	2/15/2048–8/15/2049	186
216,075	Federal Home Loan Mortgage Corporation	1.5–6.5	5/1/2040–9/1/2053	186,651
34,622,720	Federal National Mortgage Association	2.0–7.0	7/1/2046–2/1/2054	28,125,901
61,805,041	Government National Mortgage Association	2.5–6.5	1/20/2041–4/20/2053	53,006,222
Total Collateral Value				82,224,179
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	13

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
227,259,850	U.S. Treasury Inflation Index Notes	0.125–2.375	7/15/2024–1/15/2034	241,230,027

(o)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
316,733	Federal Farm Credit Discount Notes	Zero Coupon	12/24/2024	306,135
97,562,408	Federal Home Loan Bank Discount Notes	Zero Coupon	5/13/2024–1/16/2025	96,952,618
47,949,311	Federal Home Loan Mortgage Corporation	2.0–7.5	7/1/2026–4/1/2054	46,326,648
Total Collateral Value				143,585,401

SOFR:	Secured Overnight Financing Rate
STRIPS:	Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$2,228,626,181	$—	$2,228,626,181
Repurchase Agreements	—	1,632,050,000	—	1,632,050,000
Total	$—	$3,860,676,181	$—	$3,860,676,181

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

14	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities
as of April 30, 2024

Assets	DWS Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$2,228,626,181
Repurchase agreements, valued at amortized cost	1,632,050,000
Cash	18,109
Receivable for Fund shares sold	23,005,154
Interest receivable	1,722,638
Other assets	115,275
Total assets	3,885,537,357
Liabilities
Payable for investments purchased	33,548,577
Payable for Fund shares redeemed	6,807,061
Distributions payable	8,248,005
Accrued Trustees' fees	30,807
Other accrued expenses and payables	562,802
Total liabilities	49,197,252
Net assets, at value	$3,836,340,105
Net Assets Consist of
Distributable earnings (loss)	(136,593)
Paid-in capital	3,836,476,698
Net assets, at value	$3,836,340,105
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	15

Statement of Assets and Liabilities as of April 30, 2024 (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($1,663,851,414 ÷ 1,663,979,291 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,156,289,797 ÷ 2,156,455,428 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($13,895,923 ÷ 13,896,992 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,302,971 ÷ 2,303,147 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

16	|	Cash Account Trust — Service Shares

Statement of Operations
for the year ended April 30, 2024

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$145,635,661
Expenses:
Management fee	2,223,320
Administration fee	2,644,818
Services to shareholders	556,461
Distribution and service fees	64,895
Custodian fee	17,248
Professional fees	81,416
Reports to shareholders	75,320
Registration fees	169,545
Trustees' fees and expenses	120,255
Other	147,599
Total expenses before expense reductions	6,100,877
Expense reductions	(2,593,875)
Total expenses after expense reductions	3,507,002
Net investment income	142,128,659
Net realized gain (loss) from investments	153,717
Net increase (decrease) in net assets resulting from operations	$142,282,376
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	17

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$142,128,659	$44,231,149
Net realized gain (loss)	153,717	(388,827)
Net increase (decrease) in net assets resulting from operations	142,282,376	43,842,322
Distributions to shareholders:
DWS Government & Agency Money Fund	(55,571,156)	(8,325,151)
DWS Government Cash Institutional Shares	(85,535,833)	(35,013,475)
Government Cash Managed Shares	(709,649)	(728,295)
Service Shares	(312,022)	(165,307)
Total distributions	(142,128,660)	(44,232,228)
Fund share transactions:
Proceeds from shares sold	62,838,422,987	32,090,491,389
Reinvestment of distributions	70,950,130	16,189,872
Payments for shares redeemed	(60,841,567,834)	(33,374,536,270)
Net increase (decrease) in net assets from Fund share transactions	2,067,805,283	(1,267,855,009)
Increase (decrease) in net assets	2,067,958,999	(1,268,244,915)
Net assets at beginning of period	1,768,381,106	3,036,626,021
Net assets at end of period	$3,836,340,105	$1,768,381,106

The accompanying notes are an integral part of the financial statements.

18	|	Cash Account Trust — Service Shares

Financial Highlights
DWS Government & Agency Securities Portfolio — Service Shares
	Years Ended April 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.044	.021	.000 *	.000 *	.009
Net realized gain (loss)	.000 *	(.000 )*	(.000 )*	.000 *	(.000 )*
Total from investment operations	.044	.021	.000 *	.000 *	.009
Less distributions from:
Net investment income	(.044 )	(.021 )	(.000 )*	(.000 )*	(.009 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	4.45	2.13	.01	.01	.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	10	12	22	28
Ratio of expenses before expense reductions (%)	1.06	1.10	1.05	1.05	1.05
Ratio of expenses after expense reductions (%)	.95	.91	.07	.12	.90
Ratio of net investment income (%)	4.30	1.78	.01	.01	.94

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	19

Portfolio Summary(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/24	4/30/23
Variable Rate Demand Notes	88%	78%
Variable Rate Demand Preferred Shares	6%	8%
Tax-Exempt Commercial Paper	5%	13%
Floating-Rate Notes	1%	1%
	100%	100%

Weighted Average Maturity	4/30/24	4/30/23
Cash Account Trust — DWS Tax-Exempt Portfolio	5 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	26 days	15 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 21. A quarterly Fact Sheet is available on dws.com or upon request.

20	|	Cash Account Trust — Service Shares

Investment Portfolioas of April 30, 2024

	Principal Amount ($)	Value ($)
Municipal Investments 98.7%
Arizona 3.1%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 3.7% (a), 5/1/2024, LOC: JP Morgan Chase Bank NA	5,000,000	5,000,000
California 14.6%
California, East Bay Muncipal Utility District:
Series A-1, TECP, 3.5%, 5/2/2024	4,400,000	4,400,000
Series A-2, TECP, 3.5%, 5/2/2024	2,150,000	2,150,000
California, General Obligation:
Series A-2, TECP, 3.3%, 5/6/2024	2,000,000	2,000,000
Series A-2, 3.5% (a), 5/1/2024, LOC: State Street B&T Co.	1,360,000	1,360,000
Series A-1, 3.6% (a), 5/1/2024, LOC: Barclays Bank PLC	2,120,000	2,120,000
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 3.9% (a), 5/1/2024, LOC: Barclays Bank PLC	2,000,000	2,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 3.36% (a), 5/7/2024, LOC: Wells Fargo Bank NA	1,300,000	1,300,000
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 3.86% (a), 5/7/2024, LIQ: Societe Generale	3,000,000	3,000,000
Nuveen Municipal Credit Opportunities Fund, Series W, 144A, AMT, 3.87% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	5,600,000	5,600,000
		23,930,000
Colorado 0.3%
Colorado, State Housing & Finance Authority, “I” , Series SF, 3.75% (a), 5/7/2024, SPA: Royal Bank of Canada	475,000	475,000
Florida 2.6%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 3.8% (a), 5/7/2024, LIQ: Fannie Mae, LOC: Fannie Mae	1,030,000	1,030,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 3.77% (a), 5/7/2024, LOC: TD Bank NA	1,275,000	1,275,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 3.78% (a), 5/7/2024, LOC: Northern Trust Company	1,100,000	1,100,000
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	21

	Principal Amount ($)	Value ($)
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 3.82% (a), 5/7/2024, LOC: Wells Fargo Bank NA	80,000	80,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 3.8% (a), 5/7/2024, LOC: Freddie Mac	825,000	825,000
		4,310,000
Georgia 0.3%
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 3.92% (a), 5/7/2024, LOC: Wells Fargo Bank NA	550,000	550,000
Illinois 12.9%
Brookfield, IL, Zoo Project, 3.75% (a), 5/7/2024, LOC: Northern Trust Company	1,000,000	1,000,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 3.8% (a), 5/7/2024, LOC: Barclays Bank PLC	2,100,000	2,100,000
Illinois, State Development Finance Authority, American Youth Hostels Project, Series A, 3.76% (a), 5/7/2024, LOC: BMO Harris Bank NA	420,000	420,000
Illinois, State Development Finance Authority, Ignatius College Project, 3.78% (a), 5/7/2024, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 3.75% (a), 5/7/2024, LOC: BMO Harris Bank NA	6,100,000	6,100,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 3.7% (a), 5/7/2024, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 3.76% (a), 5/7/2024, LOC: BMO Harris Bank NA	2,175,000	2,175,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 3.83% (a), 5/7/2024, LOC: Northern Trust Company	1,835,000	1,835,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.85% (a), 5/1/2024, LOC: Wells Fargo Bank NA	3,155,000	3,155,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 3.83% (a), 5/7/2024, LOC: Freddie Mac	815,000	815,000
		21,150,000
The accompanying notes are an integral part of the financial statements.

22	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Indiana 0.9%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 3.97% (a), 5/7/2024, LOC: Federal Home Loan Bank	590,000	590,000
St. Joseph County, IN, Economic Development Revenue, 3.81% (a), 5/7/2024, LOC: PNC Bank NA	895,000	895,000
		1,485,000
Iowa 3.3%
Iowa, Single-Family Finance Authority, Series B, 3.75% (a), 5/7/2024, SPA: Royal Bank of Canada	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 3.8% (a), 5/7/2024	1,400,000	1,400,000
		5,400,000
Kansas 0.7%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.8% (a), 5/1/2024, LOC: U.S. Bank NA	155,000	155,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 3.81% (a), 5/7/2024, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,155,000
Kentucky 0.7%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 3.8% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 3.7% (a), 5/1/2024, LOC: PNC Bank NA	850,000	850,000
		1,150,000
Louisiana 2.8%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 3.73% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	2,310,000	2,310,000
Louisiana, State Gasoline & Fuels Tax Revenue, Series A-2, 3.75% (a), 5/1/2024, LOC: Toronto-dominion Bank	1,800,000	1,800,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 3.83% (a), 5/7/2024, LOC: Freddie Mac	535,000	535,000
		4,645,000
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	23

	Principal Amount ($)	Value ($)
Maryland 0.8%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 3.81% (a), 5/7/2024, LOC: PNC Bank NA	1,285,000	1,285,000
Massachusetts 4.5%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 3.68% (a), 5/7/2024, LOC: TD Bank NA	1,850,000	1,850,000
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.65% (a), 5/1/2024, LOC: Bank of America NA	3,160,000	3,160,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2-R, 3.75% (a), 5/1/2024, LOC: TD Bank NA	300,000	300,000
Massachusetts, State Water Resources Authority:
Series A1, 3.75% (a), 5/7/2024, SPA: JP Morgan Chase Bank NA	1,945,000	1,945,000
Series A-3, 3.75% (a), 5/7/2024, SPA: Wells Fargo Bank NA	120,000	120,000
		7,375,000
Minnesota 2.9%
Rochester City, MN, Village Capital Corp., Series C, 3.86% (a), 5/7/2024, LOC: Federal Home Loan Bank	4,800,000	4,800,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 3.7% (a), 5/7/2024, GTY: Chevron Corp.	50,000	50,000
Missouri 2.0%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 3.94% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	1,510,000	1,510,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 3.65% (a), 5/1/2024, LOC: Barclays Bank PLC	200,000	200,000
Series B, 3.7% (a), 5/1/2024, LOC: U.S. Bank NA	115,000	115,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 3.74% (a), 5/7/2024, LOC: U.S. Bank NA	1,180,000	1,180,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 3.92% (a), 5/7/2024, LOC: Bank of America NA	295,000	295,000
		3,300,000
The accompanying notes are an integral part of the financial statements.

24	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
Nebraska 1.4%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 3.8% (a), 5/7/2024	2,200,000	2,200,000
Nevada 2.0%
Clark County, NV, Airport Systems Revenue, Series D-3, 3.87% (a), 5/7/2024, LOC: Bank of America NA	3,315,000	3,315,000
New Jersey 0.2%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 3.75% (a), 5/7/2024, LOC: JP Morgan Chase Bank NA	400,000	400,000
New York 17.1%
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 3.8% (a), 5/7/2024, LOC: TD Bank NA	1,500,000	1,500,000
Series 2012-G1, 3.85% (a), 5/1/2024, LOC: Barclays Bank PLC	2,125,000	2,125,000
Series E-1, 3.85% (a), 5/1/2024, LOC: Barclays Bank PLC	4,090,000	4,090,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 3.58% (a), 5/7/2024, LOC: Fannie Mae	370,000	370,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 3.75% (a), 5/7/2024, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B, 3.75% (a), 5/1/2024, LOC: TD Bank NA	1,745,000	1,745,000
Series B-4C, 3.75% (a), 5/1/2024, LOC: U.S. Bank NA	2,100,000	2,100,000
Series A, 3.75% (a), 5/7/2024, LOC: Barclays Bank PLC	800,000	800,000
New York, NY, General Obligation:
Series L-4, 3.75% (a), 5/1/2024, LOC: U.S. Bank NA	3,500,000	3,500,000
Series D-5, 3.78% (a), 5/7/2024, LOC: PNC Bank NA	900,000	900,000
Series A-3, 3.8% (a), 5/1/2024, LOC: Mizuho Bank Ltd.	1,800,000	1,800,000
Series G-6, 3.85% (a), 5/1/2024, LOC: Mizuho Bank Ltd.	1,200,000	1,200,000
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 3.72% (a), 5/7/2024, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series DD-3B, 3.75% (a), 5/1/2024, SPA: State Street B&T Co.	200,000	200,000
Series EE-2, 3.75% (a), 5/1/2024, LIQ: State Street B&T Co.	5,300,000	5,300,000
Series F-2, 3.75% (a), 5/1/2024, LOC: Citibank NA	1,855,000	1,855,000
		27,960,000
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	25

	Principal Amount ($)	Value ($)
North Carolina 2.3%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 3.75% (a), 5/1/2024, LOC: Royal Bank of Canada	3,690,000	3,690,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 3.81% (a), 5/7/2024, LOC: Northern Trust Company	6,600,000	6,600,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 3.8% (a), 5/7/2024, LOC: Northern Trust Company	205,000	205,000
		6,805,000
Oklahoma 2.3%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 3.91% (a), 5/7/2024, INS: BAM, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000
Oregon 0.9%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series A, 3.7% (a), 5/1/2024, LOC: U.S. Bank NA	1,325,000	1,325,000
Series B, 3.75% (a), 5/1/2024, LOC: TD Bank NA	200,000	200,000
		1,525,000
Pennsylvania 2.2%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 3.83% (a), 5/7/2024, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, Series ECC, 4.15% (a), 5/7/2024, LOC: PNC Bank NA	280,000	280,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 3.83% (a), 5/7/2024, LOC: PNC Bank NA	125,000	125,000
Philadelphia, PA, General Obligation, Series B, 3.73% (a), 5/7/2024, LOC: Barclays Bank PLC	715,000	715,000
		3,620,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, Series B, 3.8% (a), 5/7/2024, LOC: TD Bank NA	960,000	960,000
The accompanying notes are an integral part of the financial statements.

26	|	Cash Account Trust — Service Shares

	Principal Amount ($)	Value ($)
South Dakota 1.6%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 3.8% (a), 5/7/2024, LOC: U.S. Bank NA	2,545,000	2,545,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 3.7% (a), 5/7/2024, LOC: U.S. Bank NA	700,000	700,000
Texas 2.8%
Harris County, TX, Hospital District Revenue, 3.8% (a), 5/7/2024, LOC: JP Morgan Chase Bank NA	505,000	505,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-1, 3.8% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Series C-2, 3.95% (a), 5/7/2024, LOC: Bank of NY Mellon	1,955,000	1,955,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 3.75% (a), 5/1/2024, LOC: TD Bank NA	825,000	825,000
		4,545,000
Vermont 1.8%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, Series A, 3.94% (a), 5/7/2024, LOC: TD Bank NA	1,760,000	1,760,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 3.96% (a), 5/1/2024, LOC: TD Bank NA	1,115,000	1,115,000
		2,875,000
Virginia 1.4%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 3.75% (a), 5/7/2024, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 3.82% (a), 5/1/2024, LOC: Truist Bank	1,100,000	1,100,000
		2,225,000
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	27

	Principal Amount ($)	Value ($)
Washington 1.0%
Washington, State Housing Finance Commission, Combridge Apartments, 3.9% (a), 5/7/2024, LIQ: Fannie Mae, LOC: Fannie Mae	1,065,000	1,065,000
Washington, State Housing Finance Commission, The Evergreen School, 3.9% (a), 5/7/2024, LOC: Wells Fargo Bank NA	540,000	540,000
		1,605,000
Other 4.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 3.79% (a), 5/7/2024, LIQ: Freddie Mac	2,370,000	2,370,000
“A” , Series M031, 144A, 3.8% (a), 5/7/2024, LIQ: Freddie Mac	2,400,000	2,400,000
“A” , Series M-055, 144A, MUNIPSA + 0.23%, 3.98% (b), 12/15/2028, GTY: Freddie Mac	2,010,000	2,010,000
		6,780,000
Total Municipal Investments (Cost $161,560,000)		161,560,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $161,560,000)	98.7	161,560,000
Other Assets and Liabilities, Net	1.3	2,072,569
Net Assets	100.0	163,632,569

(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of April 30,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
The accompanying notes are an integral part of the financial statements.

28	|	Cash Account Trust — Service Shares

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$161,560,000	$—	$161,560,000
Total	$—	$161,560,000	$—	$161,560,000

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	29

Statement of Assets and Liabilities
as of April 30, 2024

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$161,560,000
Cash	4,570
Receivable for investments sold	1,575,000
Receivable for Fund shares sold	94,161
Interest receivable	584,439
Other assets	50,054
Total assets	163,868,224
Liabilities
Payable for Fund shares redeemed	18,905
Distributions payable	123,520
Accrued Trustees' fees	2,092
Other accrued expenses and payables	91,138
Total liabilities	235,655
Net assets, at value	$163,632,569
Net Assets Consist of
Distributable earnings (loss)	(30,917)
Paid-in capital	163,663,486
Net assets, at value	$163,632,569
The accompanying notes are an integral part of the financial statements.

30	|	Cash Account Trust — Service Shares

Statement of Assets and Liabilities as of April 30, 2024 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($1,040,022 ÷ 1,039,172 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($80,397,268 ÷ 80,331,644 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($35,051,026 ÷ 35,022,401 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,321,008 ÷ 2,319,111 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($41,548,529 ÷ 41,514,492 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($3,274,716 ÷ 3,272,040 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	31

Statement of Operations
for the year ended April 30, 2024

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$5,034,001
Expenses:
Management fee	121,428
Administration fee	142,659
Services to shareholders	94,018
Distribution and service fees	61,785
Custodian fee	3,062
Professional fees	55,629
Reports to shareholders	51,089
Registration fees	112,655
Trustees' fees and expenses	8,098
Other	45,907
Total expenses before expense reductions	696,330
Expense reductions	(297,789)
Total expenses after expense reductions	398,541
Net investment income	4,635,460
Net increase (decrease) in net assets resulting from operations	$4,635,460
The accompanying notes are an integral part of the financial statements.

32	|	Cash Account Trust — Service Shares

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$4,635,460	$2,673,165
Net realized gain (loss)	—	2,550
Net increase (decrease) in net assets resulting from operations	4,635,460	2,675,715
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(109,235)	(143,285)
DWS Tax-Exempt Money Fund	(2,599,480)	(1,590,316)
DWS Tax-Free Money Fund Class S	(1,127,447)	(692,153)
Service Shares	(80,957)	(61,072)
Tax-Exempt Cash Managed Shares	(620,132)	(187,450)
Tax-Free Investment Class	(98,209)	(84,034)
Total distributions	(4,635,460)	(2,758,310)
Fund share transactions:
Proceeds from shares sold	144,343,953	108,991,170
Reinvestment of distributions	3,866,244	2,447,947
Payments for shares redeemed	(122,967,225)	(149,555,881)
Net increase (decrease) in net assets from Fund share transactions	25,242,972	(38,116,764)
Increase (decrease) in net assets	25,242,972	(38,199,359)
Net assets at beginning of period	138,389,597	176,588,956
Net assets at end of period	$163,632,569	$138,389,597

The accompanying notes are an integral part of the financial statements.

Cash Account Trust — Service Shares	|	33

Financial Highlights
DWS Tax-Exempt Portfolio — Service Shares
	Years Ended April 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.024	.010	.000 *	.000 *	.005
Net realized gain (loss)	—	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.024	.010	.000 *	.000 *	.005
Less distributions from:
Net investment income	(.024 )	(.011 )	(.000 )*	(.000 )*	(.005 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.41	1.14	.01	.01	.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	5	5	5	3
Ratio of expenses before expense reductions (%)	1.24	1.22	1.18	1.17	1.17
Ratio of expenses after expense reductions (%)	1.04	.98	.15	.18	1.03
Ratio of net investment income (%)	2.37	1.05	.01	.01	.40

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

34	|	Cash Account Trust — Service Shares

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio (each a “Fund”  and together, the “Funds” ). These financial statements report on DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. DWS Tax-Exempt Portfolio may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.
Each Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Funds in the preparation of their financial statements.
Security Valuation. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities.

Cash Account Trust — Service Shares	|	35

Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Funds are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.
Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds’ claims on the collateral may be subject to legal proceedings.
As of April 30, 2024, DWS Government & Agency Securities Portfolio held repurchase agreements with a gross value of $1,632,050,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following DWS Government & Agency Securities Portfolio’s Investment Portfolio.
Federal Income Taxes. Each of the Funds’ policies is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

36	|	Cash Account Trust — Service Shares

At April 30, 2024, DWS Government & Agency Securities Portfolio had net tax basis capital loss carryforwards of $341,116 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2024, DWS Tax-Exempt Portfolio had net tax basis capital loss carryforwards of $3,087 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Funds have reviewed the tax positions for the open tax years as of April 30, 2024 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Funds.
At April 30, 2024, the Funds' components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Government & Agency Securities Portfolio:
Undistributed ordinary income*	$8,452,528
Capital loss carryforwards	$(341,116)
DWS Tax-Exempt Portfolio:
Undistributed tax-exempt income	$95,691
Capital loss carryforwards	$(3,087)
At April 30, 2024, DWS Government & Agency Securities Portfolio had an aggregate cost of investments for federal income tax purposes of $3,860,676,181.
At April 30, 2024, DWS Tax-Exempt Portfolio had an aggregate cost of investments for federal income tax purposes of $161,560,000.

Cash Account Trust — Service Shares	|	37

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2024	2023
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$142,128,660	$44,232,228
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$4,635,460	$2,758,310

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.
The monthly management fee for the Funds is computed based on the combined average daily net assets of the two funds of the Trust and allocated to DWS Government & Agency Securities Portfolio and DWS Tax- Exempt Portfolio, respectively, based on their relative net assets,

38	|	Cash Account Trust — Service Shares

computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the year ended April 30, 2024, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.082% of the Fund’s average daily net assets.
Accordingly, for the year ended April 30, 2024, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.083% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the DWS Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the DWS Government & Agency Securities Portfolio’s average daily net assets.
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Service Shares of DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio.
The Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Securities Portfolio:
DWS Government & Agency Money Fund	$1,066,659
DWS Government Cash Institutional Shares	1,500,690
Government Cash Managed Shares	18,543
Service Shares	7,983
$2,593,875

Cash Account Trust — Service Shares	|	39

DWS Tax-Exempt Portfolio:
DWS Tax-Exempt Cash Premier Shares	$6,873
DWS Tax-Exempt Money Fund	161,614
DWS Tax-Free Money Fund Class S	75,072
Service Shares	6,787
Tax-Exempt Cash Managed Shares	40,495
Tax-Free Investment Class	6,948
$297,789
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of each of these two Funds’ average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2024, the Administration Fee for each fund was as follows:
Fund	Administration Fee	Unpaid at April 30, 2024
DWS Government & Agency Securities Portfolio	$2,644,818	$324,060
DWS Tax-Exempt Portfolio	$142,659	$12,992
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Funds. For the year ended April 30, 2024, the amounts charged to the Funds by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2024
DWS Government & Agency Money Fund	$58,404	$9,656
DWS Government Cash Institutional Shares	191,361	35,920
Government Cash Managed Shares	12,872	2,370
Service Shares	18,835	1,124
	$281,472	$49,070

40	|	Cash Account Trust — Service Shares

DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2024
DWS Tax-Exempt Cash Premier Shares	$838	$60
DWS Tax-Exempt Money Fund	30,237	4,967
DWS Tax-Free Money Fund Class S	27,474	4,507
Service Shares	8,790	1,003
Tax-Exempt Cash Managed Shares	1,085	215
Tax-Free Investment Class	3,088	528
	$71,512	$11,280
In addition, for the year ended April 30, 2024, the amounts charged to each Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping
DWS Government & Agency Securities Portfolio:	Total Aggregated
DWS Government & Agency Money Fund	$249,539
DWS Government Cash Institutional Shares	1,826
$251,365

DWS Tax-Exempt Portfolio:	Total Aggregated
DWS Tax-Exempt Cash Premier Shares	$12
DWS Tax-Exempt Money Fund	1,044
DWS Tax-Free Money Fund Class S	1,099
$2,155
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2024, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Service Shares	$43,695	$1,128.60%		.60%

Cash Account Trust — Service Shares	|	41

DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Service Shares	$20,474	$1,374.60%		.60%
Tax-Free Investment Class	8,702	649.25%		.25%
	$29,176	$2,023
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the year ended April 30, 2024, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Government Cash Managed Shares	$21,200	$1,775.15%		.15%

DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$30,173	$5,197.15%		.15%
Tax-Free Investment Class	2,436	181.07%		.07%
	$32,609	$5,378
Other Service Fees. Under an agreement with the Funds, DIMA is compensated for providing regulatory filing services to the Funds. For the year ended April 30, 2024, the amounts charged to the Funds by DIMA included in the Statement of Operations under “Reports to shareholders”  were as follows:
Fund	Total Aggregated	Unpaid at April 30, 2024
DWS Government & Agency Securities Portfolio	$1,528	$183
DWS Tax-Exempt Portfolio	$2,076	$145
Trustees’ Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2024, the DWS Tax-Exempt Portfolio engaged in securities purchases of $136,345,000 and securities sales of $133,981,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.

42	|	Cash Account Trust — Service Shares

C.
Line of Credit
The Funds and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at April 30, 2024.
D.
Fund Share Transactions
The following tables summarize share and dollar activity in the Funds:
DWS Government & Agency Securities Portfolio
	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	2,266,773,435	$2,266,773,435	477,515,664	$477,515,664
DWS Government Cash Institutional Shares	60,496,401,807	60,496,401,807	31,439,626,048	31,439,626,048
Government Cash Managed Shares	55,931,558	55,931,558	129,301,264	129,301,264
Service Shares	19,310,581	19,310,581	44,041,977	44,041,977
Account maintenance fees	—	5,606	—	6,436
		$62,838,422,987		$32,090,491,389

Cash Account Trust — Service Shares	|	43

	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	55,311,081	$55,311,081	8,254,435	$8,254,435
DWS Government Cash Institutional Shares	15,326,341	15,326,341	7,499,600	7,499,600
Government Cash Managed Shares	1,926	1,926	281,143	281,143
Service Shares	310,782	310,782	154,694	154,694
		$70,950,130		$16,189,872
Shares redeemed
DWS Government & Agency Money Fund	(1,054,844,805)	$(1,054,844,805)	(258,527,375)	$(258,527,375)
DWS Government Cash Institutional Shares	(59,707,108,094)	(59,707,108,094)	(32,891,816,279)	(32,891,816,279)
Government Cash Managed Shares	(52,767,534)	(52,767,534)	(177,363,094)	(177,363,094)
Service Shares	(26,847,401)	(26,847,401)	(46,829,522)	(46,829,522)
		$(60,841,567,834)		$(33,374,536,270)

44	|	Cash Account Trust — Service Shares

	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Government & Agency Money Fund	1,267,239,711	$1,267,239,711	227,242,724	$227,242,724
DWS Government Cash Institutional Shares	804,620,054	804,620,054	(1,444,690,631)	(1,444,690,631)
Government Cash Managed Shares	3,165,950	3,165,950	(47,780,687)	(47,780,687)
Service Shares	(7,226,038)	(7,226,038)	(2,632,851)	(2,632,851)
Account maintenance fees	—	5,606	—	6,436
		$2,067,805,283		$(1,267,855,009)
DWS Tax-Exempt Portfolio
	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	8,324,577	$8,324,577	12,783,030	$12,783,030
DWS Tax-Exempt Money Fund	23,146,328	23,146,328	25,560,650	25,560,650
DWS Tax-Free Money Fund Class S	3,981,991	3,981,991	6,507,344	6,507,344
Service Shares	12,926,639	12,926,639	22,978,306	22,978,306
Tax-Exempt Cash Managed Shares	87,866,500	87,866,500	36,205,002	36,205,002
Tax-Free Investment Class	8,091,873	8,091,873	4,950,129	4,950,129
Account maintenance fees	—	6,045	—	6,709
		$144,343,953		$108,991,170

Cash Account Trust — Service Shares	|	45

	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	47,105	$47,105	74,911	$74,911
DWS Tax-Exempt Money Fund	2,563,620	2,563,620	1,568,113	1,568,113
DWS Tax-Free Money Fund Class S	1,073,698	1,073,698	660,499	660,499
Service Shares	80,178	80,178	59,956	59,956
Tax-Exempt Cash Managed Shares	3,605	3,605	2,175	2,175
Tax-Free Investment Class	98,038	98,038	82,293	82,293
		$3,866,244		$2,447,947
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(11,326,900)	$(11,326,900)	(26,573,764)	$(26,573,764)
DWS Tax-Exempt Money Fund	(26,677,263)	(26,677,263)	(38,876,956)	(38,876,956)
DWS Tax-Free Money Fund Class S	(6,585,825)	(6,585,825)	(7,718,432)	(7,718,432)
Service Shares	(15,668,413)	(15,668,413)	(23,370,709)	(23,370,709)
Tax-Exempt Cash Managed Shares	(54,259,800)	(54,259,800)	(41,466,686)	(41,466,686)
Tax-Free Investment Class	(8,449,024)	(8,449,024)	(11,549,334)	(11,549,334)
		$(122,967,225)		$(149,555,881)
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(2,955,218)	$(2,955,218)	(13,715,823)	$(13,715,823)
DWS Tax-Exempt Money Fund	(967,315)	(967,315)	(11,748,193)	(11,748,193)
DWS Tax-Free Money Fund Class S	(1,530,136)	(1,530,136)	(550,589)	(550,589)
Service Shares	(2,661,596)	(2,661,596)	(332,447)	(332,447)
Tax-Exempt Cash Managed Shares	33,610,305	33,610,305	(5,259,509)	(5,259,509)
Tax-Free Investment Class	(259,113)	(259,113)	(6,516,912)	(6,516,912)
Account maintenance fees	—	6,045	—	6,709
		$25,242,972		$(38,116,764)

46	|	Cash Account Trust — Service Shares

E.
Ownership of the Fund
From time to time, a Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At April 30, 2024, 18% of the outstanding shares of DWS Government & Agency Securities Portfolio was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize risk by purchasing short-term

Cash Account Trust — Service Shares	|	47

securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

48	|	Cash Account Trust — Service Shares

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Cash Account Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Cash Account Trust (the “Trust” ) (comprising DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio (collectively referred to as the “Funds” )), including the investment portfolios, as of April 30, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Cash Account Trust at April 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Cash Account Trust — Service Shares	|	49

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 20, 2024

50	|	Cash Account Trust — Service Shares

Information About Each Fund’s Expenses
As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses for Service Shares; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023 to April 30, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Cash Account Trust — Service Shares	|	51

Service Shares
Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2024 (Unaudited)

Actual Fund Return	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Beginning Account Value 11/1/23	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,022.24	$1,011.67
Expenses Paid per $1,000*	$4.83	$5.20
Hypothetical 5% Fund Return
Beginning Account Value 11/1/23	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,020.09	$1,019.69
Expenses Paid per $1,000*	$4.82	$5.22

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	DWS Government & Agency Securities Portfolio	DWS Tax-Exempt Portfolio
Service Shares	.96%	1.04%
For more information, please refer to each Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

52	|	Cash Account Trust — Service Shares

Tax Information (Unaudited)
For the DWS Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2024, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.
Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the

Cash Account Trust — Service Shares	|	53

Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

54	|	Cash Account Trust — Service Shares

Advisory Agreement Board Considerations and Fee Evaluation
DWS Government & Agency Securities Portfolio
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

Cash Account Trust — Service Shares	|	55

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates

56	|	Cash Account Trust — Service Shares

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (4th quartile), Government Cash Managed Shares (4th quartile), DWS Government & Agency Money Fund shares (4th quartile) and Service Shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall

Cash Account Trust — Service Shares	|	57

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

58	|	Cash Account Trust — Service Shares

DWS Tax-Exempt Portfolio
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.

Cash Account Trust — Service Shares	|	59

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd

60	|	Cash Account Trust — Service Shares

quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (4th quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (4th quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall

Cash Account Trust — Service Shares	|	61

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

62	|	Cash Account Trust — Service Shares

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston
Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Former Managing General Partner, Exeter Capital Partners (a series of private investment funds) (1986–2023); Former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	68	—
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member or Advisory Board Member since 2023[3]	Senior Fellow in Applied Finance, Department of Finance, Opus College of Business at the University of St. Thomas (1987–present); Directorships: The Meritex Company (2017–present); and The Hardenbergh Foundation (2021–present); Former Directorships: Driessen Water, Inc. (2016–2023); Mairs & Power Funds Trust (mutual funds) (2010–2022); and Crescent Electric Supply Company (2010–2019)	21[4]	—

Cash Account Trust — Service Shares	|	63

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Hoffman Center
for Business Ethics, Bentley University;
formerly: Partner, Palmer & Dodge (law firm)
(1988–1990); Vice President of Corporate
Affairs and General Counsel, Filene’s (retail)
(1978–1988); Directorships: Trustee and
former Chairman of the Board, Southwest
Florida Community Foundation (charitable
organization); Former Directorships: ICI
Mutual Insurance Company (2007–2015); Sun
Capital Advisers Trust (mutual funds)
(2007–2012); Investment Company Institute
(audit, executive, nominating committees)
and Independent Directors Council
(governance, executive committees)
		68	—
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International
Banking and Professor of Finance, The
Wharton School, University of Pennsylvania
(1972–present); formerly: Director, The
Wharton Financial Institutions Center
(1994–2020); Vice Dean and Director,
Wharton Undergraduate Division (1995–2000)
and Director, The Lauder Institute of
International Management Studies
(2000–2006); Member FDIC Systemic Risk
Advisory Committee (2011–present),
Member Systemic Risk Council
(2012–present) and Member of the Advisory
Board of the Yale Program on Financial
Stability (2013–present); Former
Directorships: Co-Chair of the Shadow
Financial Regulatory Committee (2003–2015),
Executive Director of The Financial
Economists Roundtable (2008–2015),
Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund
(2007–2018), Director, The Aberdeen Japan
Fund (2007–2021) and Nonexecutive Director
of Barclays Bank DE (2010–2018)
		68	—
Chad D. Perry (1972) Board Member since 2021	Executive Vice President, General Counsel and Secretary, RLJ Lodging Trust[2] (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (2011–2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	68	Director, Great Elm Capital Corp. (business development company) (since 2022)

64	|	Cash Account Trust — Service Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since July
2023); Formerly: Executive Vice President,
The Glenmede Trust Company (investment
trust and wealth management) (1983–2004);
Board Member, Investor Education (charitable
organization) (2004–2005); Former
Directorships: Trustee, Executive Committee,
Philadelphia Chamber of Commerce
(2001–2007); Director, Viasys Health Care[2]
(January 2007–June 2007); Trustee, Thomas
Jefferson Foundation (charitable organization)
(1994–2012); President, Chief Executive
Officer and Director (1994–2020) and Senior
Advisor (2020–2021), The Pew Charitable
Trusts (charitable organization); Director,
BioTelemetry Inc.[2] (acquired by Royal Philips
in 2021) (healthcare) (2009–2021); Director,
Becton Dickinson and Company[2] (medical
technology company) (2012–2022)
		68	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016–present) and Professor of Accounting (1994–present); Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016–2019)	68	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	68	—

Cash Account Trust — Service Shares	|	65

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Head of Americas CEO Office, DWS (2023–present), Head
of Fund Administration, Head of Product Americas and Head
of U.S. Mutual Funds, DWS (2017–present); Vice President,
DWS Service Company (2018–present); President, DB
Investment Managers, Inc. (2018–present); President and
Chief Executive Officer, The European Equity Fund, Inc., The
New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017–present); Vice President, DWS
Investment Management Americas, Inc. (2023–present);
formerly: Vice President for the Deutsche funds
(2016–2017); Assistant Secretary for the DWS funds
(2013–2019); Secretary, DWS USA Corporation (2018–2023);
Assistant Secretary, DWS Investment Management
Americas, Inc. (2018–2023); Assistant Secretary, DWS Trust
Company (2018–2023); Assistant Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2013–2020);
Assistant Secretary, DWS Distributors, Inc. (2018–2023);
Directorships: Director of DWS Service Company
(2018–present); Director of DB Investment Managers, Inc.
(2018–present); Director of Episcopalian Charities of New
York (2018–present); Interested Director of The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2020–present);
Director of ICI Mutual Insurance Company (2020–present);
Director of DWS USA Corporation (2023–present); Director
of DWS Investment Management Americas, Inc.
(2023–present); and Manager of DBX Advisors
LLC. (2023–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal
Officer, DWS Investment Management Americas, Inc.
(2015–present); Director and Vice President, DWS Trust
Company (2016–present); Secretary, DBX ETF Trust
(2020–present); Vice President, DBX Advisors LLC
(2021–present); Secretary, The European Equity Fund, Inc.,
The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2011–present); formerly: Secretary,
Deutsche Investment Management Americas Inc.
(2015–2017); and Assistant Secretary, DBX ETF
Trust (2019–2020)

Ciara Crawford[9] (1984) Assistant Secretary, 2019–present
Fund Administration (Specialist), DWS (2015–present);
Assistant Secretary, DWS Service Company (2018–present);
Assistant Secretary of U.S. Mutual Funds, DWS
(2019–present); Assistant Secretary, DWS USA Corporation
(2023–present); Assistant Secretary, DBX Advisors, LLC
(2023–present); Assistant Secretary, DWS Investment
Management Americas, Inc. (2023–present); Assistant Clerk,
DWS Trust Company (2023–present); formerly, Legal
Assistant at Accelerated Tax Solutions

Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer’s Office (Head since 2024),
DWS; Treasurer, Chief Financial Officer and Controller, DBX
ETF Trust (2019–present); Treasurer and Chief Financial
Officer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present); formerly: Assistant Treasurer for the DWS
funds (2007–2018); and Co-Head of DWS Treasurer’s
Office (2018–2024)

66	|	Cash Account Trust — Service Shares

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Yvonne Wong[8] (1960) Assistant Treasurer, since December 1, 2023	Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer’s Office, Head of Accounting
and Vendor Oversight (since 2024), DWS; Director and Vice
President, DWS Trust Company (2018–present); Assistant
Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present) Formerly: Co-Head of DWS Treasurer’s
Office (2018–2024)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead),
DWS; Chief Compliance Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2016–present)

Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX
ETF Trust (2020–present); Chief Legal Officer, DBX Advisors
LLC (2020–present); Chief Legal Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2012–present);
formerly: Secretary, Deutsche AM Distributors, Inc.
(2002–2017); Secretary, Deutsche AM Service Company
(2010–2017); and Chief Legal Officer, DBX Strategic Advisors
LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, 2021–present
Senior Team Lead Anti-Financial Crime and Compliance,
DWS; AML Officer, DWS Trust Company (2021–present);
AML Officer, DBX ETF Trust (2021–present); AML Officer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2021–present); formerly: DWS UK & Ireland Head of
Anti-Financial Crime and MLRO

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Ms. Daugherty is an Advisory Board Member of Deutsche DWS Asset Allocation Trust,
Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc.,
Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS
International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments
VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust,
Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free
Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Ms.
Daugherty is a Board Member of each other Trust.

[4]
Ms. Daugherty oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Ms. Daugherty is an Advisory Board Member of various
Trusts/Corporations comprised of 47 funds in the DWS Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”  of the Advisor within the meaning of the
1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, New York 10022.

Cash Account Trust — Service Shares	|	67

[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

68	|	Cash Account Trust — Service Shares

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
CATS-2
(R-027582-13 6/24)

April 30, 2024
Annual Report
to Shareholders
DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund

Contents

3	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
31	Information About Your Fund’s Expenses
32	Tax Information
33	Other Information
34	Advisory Agreement Board Considerations and Fee Evaluation
38	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government & Agency Money Fund

Portfolio Management Review(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
For the 12 months ended April 30, 2024, yields finished higher across the money market yield curve as the U.S. Federal Reserve (Fed) raised its benchmark overnight lending rate twice early in the period in the effort to rein in inflation.
As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%. With the U.S. economy and employment displaying surprising strength in the face of its past tightening, the Fed would implement additional 25 basis point increases at its early May and late July meetings, leaving the fed funds target range at 5.25% to 5.50%. The Fed held rates steady at its last three meetings of 2023, citing the improving inflation outlook.
Entering the new year with inflation trending lower, the markets were anticipating that the Fed would implement as many as six or seven rate cuts in 2024, with the first coming as soon as March. However, these hopes were tempered as the U.S. economy and labor market continued to post robust numbers, largely dispelling concerns around a potential recession. In addition, while inflation data continued to trend closer to the Fed’s 2% target, the pace of progress remained highly incremental. Against this backdrop of lingering inflation and economic resilience, the consensus outlook shifted by the end of the first quarter to three Fed rate cuts in 2024 with the first occurring in June. March inflation data posted in April reflected an uptick, leading investors to further push back expectations for any rate cut to the fall.
Investment Objective
DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

DWS Government & Agency Money Fund	|	3

“As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%.”
As of April 30, 2024, yields of one-month, six-month and one-year Treasury bills were 5.48%, 5.44% and 5.25%, respectively, versus 4.35%, 5.06% and 4.80%, respectively, as of April 30, 2023 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended April 30, 2024. During the period, the Fund held a large percentage of portfolio assets in Treasury and agency floating-rate securities to take advantage of rising interest rates and looked for yield opportunities in Treasury bills. At the same time, the Fund invested in overnight repurchase agreements for liquidity. Given the high level of volatility in markets, we preferred to be cautious during a time of market uncertainty, maintaining a higher level of overnight liquidity. Given the inverted yield curve, our overnight allocation while conservative was a positive contributor for the period.
Negative Contributors to Fund Performance
For the DWS Government & Agency Securities Portfolio, as we believe the Fed has reached the terminal rate of monetary policy, we have looked for opportunities to extend duration to maintain yield as the economy moderates and yields fluctuate. Given the inverted yield curve, longer-term securities that we were investing in tended to have lower yields than shorter-term securities. We preferred to take some longer positions during a time of market uncertainty and volatility. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to our strategy.
Outlook and Positioning
While the Fed still appears to be at the end of its rate hiking cycle, the market has repeatedly trimmed expectations for the timing of rate cuts. While the course of Fed policy is uncertain and subject to changes in conditions, we have been evaluating opportunities to extend portfolio duration in order to lock in higher yields.

4	|	DWS Government & Agency Money Fund

We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.
Fund Performance  (as of April 30, 2024)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Government & Agency Money Fund	5.24%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been 5.15% had certain expenses not been reduced.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant upward, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.
Repurchase Agreements (Repos) are agreements between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments.

DWS Government & Agency Money Fund	|	5

Duration, which is expressed in years, measures the sensitivity of the price of a bond or bond fund to a change in interest rates.

6	|	DWS Government & Agency Money Fund

Portfolio Summary(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/24	4/30/23
Government & Agency Obligations	58%	25%
Repurchase Agreements	42%	75%
	100%	100%

Weighted Average Maturity	4/30/24	4/30/23
Cash Account Trust — DWS Government & Agency Securities Portfolio	32 days	10 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Retail*	31 days	17 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t
& Agency Retail — Category includes the most broadly based of the government retail funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 8. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Government & Agency Money Fund	|	7

Investment Portfolioas of April 30, 2024

	Principal Amount ($)	Value ($)
Government & Agency Obligations 58.1%
U.S. Government Sponsored Agencies 13.5%
Federal Farm Credit Banks Funding Corp.:
5.25%, 12/13/2024	1,500,000	1,499,852
SOFR + 0.035%, 5.355% (a), 10/9/2024	4,500,000	4,500,000
SOFR + 0.135%, 5.455% (a), 6/3/2025	5,750,000	5,750,000
SOFR + 0.145%, 5.465% (a), 7/25/2025	6,000,000	6,000,000
Federal Home Loan Bank Discount Notes:
5.282% (b), 10/2/2024	30,000,000	29,331,383
5.293% (b), 6/28/2024	100,000,000	99,159,000
5.313% (b), 8/26/2024	40,000,000	39,318,800
5.333% (b), 7/26/2024	30,000,000	29,623,034
5.338% (b), 6/24/2024	30,000,000	29,763,075
5.348% (b), 6/3/2024	15,000,000	14,927,469
Federal Home Loan Banks:
5.0%, 9/18/2024	14,750,000	14,746,696
5.32% (a), 9/26/2024	8,000,000	8,000,000
SOFR + 0.01%, 5.33% (a), 8/19/2024	8,000,000	8,000,000
SOFR + 0.01%, 5.33% (a), 9/12/2024	10,000,000	10,000,000
SOFR + 0.01%, 5.33% (a), 11/18/2024	56,500,000	56,500,000
SOFR + 0.01%, 5.33% (a), 12/2/2024	12,750,000	12,750,000
SOFR + 0.015%, 5.335% (a), 7/3/2024	20,000,000	20,000,000
SOFR + 0.015%, 5.335% (a), 11/1/2024	14,000,000	14,000,000
SOFR + 0.015%, 5.335% (a), 12/9/2024	68,000,000	68,000,000
SOFR + 0.015%, 5.335% (a), 12/17/2024	13,250,000	13,250,000
5.4%, 1/14/2025	11,250,000	11,250,000
SOFR + 0.125%, 5.445% (a), 2/24/2025	20,000,000	20,000,000
5.5%, 4/17/2025	2,000,000	1,999,903
		518,369,212
U.S. Treasury Obligations 44.6%
U.S. Treasury Bills:
4.814% (b), 3/20/2025	3,000,000	2,872,186
4.835% (b), 3/20/2025	7,000,000	6,700,512
4.951% (b), 4/17/2025	10,000,000	9,523,908
5.014% (b), 2/20/2025	21,000,000	20,148,962
5.09% (b), 7/25/2024	40,000,000	39,525,889
5.126% (b), 7/5/2024	28,000,000	27,744,391
5.161% (b), 6/13/2024	30,000,000	29,817,608
5.166% (b), 8/29/2024	40,000,000	39,320,593
The accompanying notes are an integral part of the financial statements.

8	|	DWS Government & Agency Money Fund

	Principal Amount ($)	Value ($)
5.169% (b), 9/12/2024	40,000,000	39,240,965
5.192% (b), 8/29/2024	35,000,000	34,402,550
5.201% (b), 9/19/2024	41,000,000	40,176,207
5.222% (b), 6/4/2024	70,000,000	69,659,528
5.223% (b), 10/17/2024	35,000,000	34,153,662
5.227% (b), 6/6/2024	55,000,000	54,716,475
5.233% (b), 10/24/2024	30,000,000	29,242,980
5.252% (b), 6/6/2024	40,000,000	39,792,800
5.253% (b), 6/4/2024	50,000,000	49,755,342
5.254% (b), 5/28/2024	35,000,000	34,863,959
5.263% (b), 8/6/2024	50,000,000	49,300,657
5.268% (b), 6/11/2024	40,000,000	39,763,316
5.27% (b), 7/9/2024	180,000,000	178,206,738
5.293% (b), 7/2/2024	40,000,000	39,640,400
5.295% (b), 7/2/2024	40,000,000	39,640,262
5.305% (b), 5/23/2024	40,000,000	39,872,094
5.306% (b), 8/20/2024	30,000,000	29,515,948
5.308% (b), 8/20/2024	35,000,000	34,435,056
5.329% (b), 5/30/2024	50,000,000	49,788,300
5.344% (b), 5/16/2024	50,000,000	49,890,187
5.354% (b), 5/9/2024	40,000,000	39,953,058
5.356% (b), 5/2/2024	40,000,000	39,994,130
5.412% (b), 8/1/2024	34,000,000	33,548,577
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.363% (a), 7/31/2024	180,000,000	179,969,047
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.451% (a), 7/31/2025	45,000,000	44,977,404
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 5.466% (a), 10/31/2024	35,000,000	34,990,510
3-month U.S. Treasury Bill Money Market Yield + 0.17%, 5.496% (a), 10/31/2025	30,000,000	29,986,213
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 5.526% (a), 1/31/2025	155,000,000	155,126,555
		1,710,256,969
Total Government & Agency Obligations (Cost $2,228,626,181)		2,228,626,181
Repurchase Agreements 42.5%
Barclays Bank PLC, 5.31%, dated 4/30/2024, to be repurchased at $172,725,473 on 5/1/2024 (c)	172,700,000	172,700,000
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	9

	Principal Amount ($)	Value ($)
BNP Paribas:
5.31%, dated 4/30/2024, to be repurchased at $196,258,944 on 5/1/2024 (d)	196,230,000	196,230,000
5.32%, dated 4/30/2024, to be repurchased at $143,721,236 on 5/1/2024 (e)	143,700,000	143,700,000
Citigroup Global Markets, Inc., 5.31%, dated 4/30/2024, to be repurchased at $108,516,004 on 5/1/2024 (f)	108,500,000	108,500,000
Fixed Income Clearing Corp., 5.31%, dated 4/30/2024, to be repurchased at $210,030,975 on 5/1/2024 (g)	210,000,000	210,000,000
HSBC Securities, Inc., 5.31%, dated 4/30/2024, to be repurchased at $1,000,148 on 5/1/2024 (h)	1,000,000	1,000,000
JPMorgan Securities, Inc., 5.32%, dated 4/30/2024, to be repurchased at $91,413,507 on 5/1/2024 (i)	91,400,000	91,400,000
Merrill Lynch & Co., Inc., 5.32%, dated 4/30/2024, to be repurchased at $1,000,148 on 5/1/2024 (j)	1,000,000	1,000,000
Royal Bank of Canada:
5.31%, dated 4/30/2024, to be repurchased at $95,564,094 on 5/1/2024 (k)	95,550,000	95,550,000
5.31%, dated 4/30/2024, to be repurchased at $154,122,730 on 5/1/2024 (l)	154,100,000	154,100,000
5.32%, dated 4/30/2024, to be repurchased at $80,611,911 on 5/1/2024 (m)	80,600,000	80,600,000
Wells Fargo Bank:
5.31%, dated 4/30/2024, to be repurchased at $236,534,884 on 5/1/2024 (n)	236,500,000	236,500,000
5.32%, dated 4/30/2024, to be repurchased at $140,790,803 on 5/1/2024 (o)	140,770,000	140,770,000
Total Repurchase Agreements (Cost $1,632,050,000)		1,632,050,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,860,676,181)	100.6	3,860,676,181
Other Assets and Liabilities, Net	(0.6)	(24,336,076)
Net Assets	100.0	3,836,340,105

(a)	Floating rate security. These securities are shown at their current rate as of April 30, 2024.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
199,323,300	U.S. Treasury Bonds	3.875	2/15/2043	176,154,000
The accompanying notes are an integral part of the financial statements.

10	|	DWS Government & Agency Money Fund

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
102,750,000	U.S. Treasury Bonds	4.5	8/15/2039	101,352,084
800	U.S. Treasury Bills	Zero Coupon	10/17/2024	780
98,894,500	U.S. Treasury Inflation Index Notes	0.125–2.125	10/15/2025–4/15/2029	98,801,747
Total Collateral Value				200,154,611

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
150,246,100	U.S. Treasury Bills	Zero Coupon	9/5/2024–12/26/2024	146,574,086

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
114,555,800	U.S. Treasury Notes	3.25–3.5	6/30/2027–1/31/2028	110,670,014

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
331,051,600	U.S. Treasury Bonds	2.375	5/15/2051	214,200,039

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,308,988	U.S. Treasury STRIPS	Zero Coupon	8/15/2040	1,020,000

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
104,209,450	Federal National Mortgage Association	1.5–7.16	7/1/2033–4/1/2054	88,076,533
5,114,536	Federal Home Loan Mortgage Corporation	6.255	5/1/2054	5,151,467
Total Collateral Value				93,228,000
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	11

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,732,915	Federal National Mortgage Association	4.5	2/25/2050–9/25/2052	1,020,000

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
82,390,400	U.S. Treasury Notes	0.625–4.375	7/31/2024–9/30/2029	82,525,451
15,057,647	Federal Home Loan Mortgage Corporation	5.0–5.5	9/1/2053–4/1/2054	14,935,571
Total Collateral Value				97,461,022

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,600	U.S. Treasury Bonds	2.5	5/15/2046	12,815
21,803,000	U.S. Treasury Notes	0.5–4.625	11/15/2026–2/15/2034	19,342,080
452,950,100	U.S. Treasury STRIPS	Zero Coupon	11/15/2043–8/15/2050	137,850,220
100	U.S. Treasury Inflation Index Bonds	0.25	2/15/2050	71
Total Collateral Value				157,205,186

(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,202,500	U.S. Treasury Bonds	2.0–4.25	5/15/2046–2/15/2054	884,796
23,000	U.S. Treasury Notes	1.25–4.625	6/30/2028–2/15/2034	20,423
600	U.S. Treasury STRIPS	Zero Coupon	2/15/2048–8/15/2049	186
216,075	Federal Home Loan Mortgage Corporation	1.5–6.5	5/1/2040–9/1/2053	186,651
34,622,720	Federal National Mortgage Association	2.0–7.0	7/1/2046–2/1/2054	28,125,901
61,805,041	Government National Mortgage Association	2.5–6.5	1/20/2041–4/20/2053	53,006,222
Total Collateral Value				82,224,179
The accompanying notes are an integral part of the financial statements.

12	|	DWS Government & Agency Money Fund

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
227,259,850	U.S. Treasury Inflation Index Notes	0.125–2.375	7/15/2024–1/15/2034	241,230,027

(o)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
316,733	Federal Farm Credit Discount Notes	Zero Coupon	12/24/2024	306,135
97,562,408	Federal Home Loan Bank Discount Notes	Zero Coupon	5/13/2024–1/16/2025	96,952,618
47,949,311	Federal Home Loan Mortgage Corporation	2.0–7.5	7/1/2026–4/1/2054	46,326,648
Total Collateral Value				143,585,401

SOFR:	Secured Overnight Financing Rate
STRIPS:	Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$2,228,626,181	$—	$2,228,626,181
Repurchase Agreements	—	1,632,050,000	—	1,632,050,000
Total	$—	$3,860,676,181	$—	$3,860,676,181

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	13

Statement of Assets and Liabilities
as of April 30, 2024

Assets	DWS Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$2,228,626,181
Repurchase agreements, valued at amortized cost	1,632,050,000
Cash	18,109
Receivable for Fund shares sold	23,005,154
Interest receivable	1,722,638
Other assets	115,275
Total assets	3,885,537,357
Liabilities
Payable for investments purchased	33,548,577
Payable for Fund shares redeemed	6,807,061
Distributions payable	8,248,005
Accrued Trustees' fees	30,807
Other accrued expenses and payables	562,802
Total liabilities	49,197,252
Net assets, at value	$3,836,340,105
Net Assets Consist of
Distributable earnings (loss)	(136,593)
Paid-in capital	3,836,476,698
Net assets, at value	$3,836,340,105
The accompanying notes are an integral part of the financial statements.

14	|	DWS Government & Agency Money Fund

Statement of Assets and Liabilities as of April 30, 2024 (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($1,663,851,414 ÷ 1,663,979,291 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,156,289,797 ÷ 2,156,455,428 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($13,895,923 ÷ 13,896,992 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,302,971 ÷ 2,303,147 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	15

Statement of Operations
for the year ended April 30, 2024

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$145,635,661
Expenses:
Management fee	2,223,320
Administration fee	2,644,818
Services to shareholders	556,461
Distribution and service fees	64,895
Custodian fee	17,248
Professional fees	81,416
Reports to shareholders	75,320
Registration fees	169,545
Trustees' fees and expenses	120,255
Other	147,599
Total expenses before expense reductions	6,100,877
Expense reductions	(2,593,875)
Total expenses after expense reductions	3,507,002
Net investment income	142,128,659
Net realized gain (loss) from investments	153,717
Net increase (decrease) in net assets resulting from operations	$142,282,376
The accompanying notes are an integral part of the financial statements.

16	|	DWS Government & Agency Money Fund

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$142,128,659	$44,231,149
Net realized gain (loss)	153,717	(388,827)
Net increase (decrease) in net assets resulting from operations	142,282,376	43,842,322
Distributions to shareholders:
DWS Government & Agency Money Fund	(55,571,156)	(8,325,151)
DWS Government Cash Institutional Shares	(85,535,833)	(35,013,475)
Government Cash Managed Shares	(709,649)	(728,295)
Service Shares	(312,022)	(165,307)
Total distributions	(142,128,660)	(44,232,228)
Fund share transactions:
Proceeds from shares sold	62,838,422,987	32,090,491,389
Reinvestment of distributions	70,950,130	16,189,872
Payments for shares redeemed	(60,841,567,834)	(33,374,536,270)
Net increase (decrease) in net assets from Fund share transactions	2,067,805,283	(1,267,855,009)
Increase (decrease) in net assets	2,067,958,999	(1,268,244,915)
Net assets at beginning of period	1,768,381,106	3,036,626,021
Net assets at end of period	$3,836,340,105	$1,768,381,106

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund	|	17

Financial Highlights
DWS Government & Agency Securities Portfolio — DWS Government & Agency Money Fund
	Years Ended April 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.052	.029	.000 *	.000 *	.016
Net realized gain (loss)	.000 *	(.000 )*	(.000 )*	.000 *	(.000 )*
Total from investment operations	.052	.029	.000 *	.000 *	.016
Less distributions from:
Net investment income	(.052 )	(.029 )	(.000 )*	(.000 )*	(.016 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	5.35	2.92	.03	.01	1.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,664	397	169	218	242
Ratio of expenses before expense reductions (%)	.23	.28	.26	.25	.26
Ratio of expenses after expense reductions (%)	.13	.16	.07	.11	.20
Ratio of net investment income (%)	5.21	3.25	.03	.01	1.59

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Government & Agency Money Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”  ).
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
The financial highlights for all classes of shares, other than DWS Government & Agency Money Fund, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

DWS Government & Agency Money Fund	|	19

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of April 30, 2024, the Fund held repurchase agreements with a gross value of $1,632,050,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2024, the Fund had net tax basis capital loss carryforwards of $341,116 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The

20	|	DWS Government & Agency Money Fund

Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Government & Agency Securities Portfolio:
Undistributed ordinary income*	$8,452,528
Capital loss carryforwards	$(341,116)
At April 30, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $3,860,676,181.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2024	2023
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$142,128,660	$44,232,228

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from

DWS Government & Agency Money Fund	|	21

investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the year ended April 30, 2024, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.082% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.
For the period from May 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.45%.
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Government & Agency Money Fund.

22	|	DWS Government & Agency Money Fund

The Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Money Fund	$1,066,659
DWS Government Cash Institutional Shares	1,500,690
Government Cash Managed Shares	18,543
Service Shares	7,983
$2,593,875
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2024, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2024
DWS Government & Agency Securities Portfolio	$2,644,818	$324,060
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2024, the amounts charged to the Fund by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2024
DWS Government & Agency Money Fund	$58,404	$9,656
DWS Government Cash Institutional Shares	191,361	35,920
Government Cash Managed Shares	12,872	2,370
Service Shares	18,835	1,124
	$281,472	$49,070
In addition, for the year ended April 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by

DWS Government & Agency Money Fund	|	23

unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$249,539
DWS Government Cash Institutional Shares	1,826
$251,365
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2024, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Service Shares	$43,695	$1,128.60%		.60%
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.
For the year ended April 30, 2024, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Government Cash Managed Shares	$21,200	$1,775.15%		.15%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2024
DWS Government & Agency Securities Portfolio	$1,528	$183
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks.

24	|	DWS Government & Agency Money Fund

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2024.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
DWS Government & Agency Securities Portfolio
	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	2,266,773,435	$2,266,773,435	477,515,664	$477,515,664
DWS Government Cash Institutional Shares	60,496,401,807	60,496,401,807	31,439,626,048	31,439,626,048
Government Cash Managed Shares	55,931,558	55,931,558	129,301,264	129,301,264
Service Shares	19,310,581	19,310,581	44,041,977	44,041,977
Account maintenance fees	—	5,606	—	6,436
		$62,838,422,987		$32,090,491,389

DWS Government & Agency Money Fund	|	25

	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	55,311,081	$55,311,081	8,254,435	$8,254,435
DWS Government Cash Institutional Shares	15,326,341	15,326,341	7,499,600	7,499,600
Government Cash Managed Shares	1,926	1,926	281,143	281,143
Service Shares	310,782	310,782	154,694	154,694
		$70,950,130		$16,189,872
Shares redeemed
DWS Government & Agency Money Fund	(1,054,844,805)	$(1,054,844,805)	(258,527,375)	$(258,527,375)
DWS Government Cash Institutional Shares	(59,707,108,094)	(59,707,108,094)	(32,891,816,279)	(32,891,816,279)
Government Cash Managed Shares	(52,767,534)	(52,767,534)	(177,363,094)	(177,363,094)
Service Shares	(26,847,401)	(26,847,401)	(46,829,522)	(46,829,522)
		$(60,841,567,834)		$(33,374,536,270)

26	|	DWS Government & Agency Money Fund

	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Government & Agency Money Fund	1,267,239,711	$1,267,239,711	227,242,724	$227,242,724
DWS Government Cash Institutional Shares	804,620,054	804,620,054	(1,444,690,631)	(1,444,690,631)
Government Cash Managed Shares	3,165,950	3,165,950	(47,780,687)	(47,780,687)
Service Shares	(7,226,038)	(7,226,038)	(2,632,851)	(2,632,851)
Account maintenance fees	—	5,606	—	6,436
		$2,067,805,283		$(1,267,855,009)
E.
Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At April 30, 2024, 18% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a

DWS Government & Agency Money Fund	|	27

prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

28	|	DWS Government & Agency Money Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Government & Agency Securities Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Government & Agency Securities Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Government & Agency Money Fund	|	29

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 20, 2024

30	|	DWS Government & Agency Money Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Government & Agency Money
Fund; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023 to April 30, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Government & Agency Money Fund	|	31

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2024 (Unaudited)

Actual Fund Return	DWS Government & Agency Money Fund
Beginning Account Value 11/1/23	$1,000.00
Ending Account Value 4/30/24	$1,026.52
Expenses Paid per $1,000*	$.71
Hypothetical 5% Fund Return
Beginning Account Value 11/1/23	$1,000.00
Ending Account Value 4/30/24	$1,024.17
Expenses Paid per $1,000*	$.70

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	DWS Government & Agency Money Fund
DWS Government & Agency Securities Portfolio	.14%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

32	|	DWS Government & Agency Money Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Government & Agency Money Fund	|	33

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

34	|	DWS Government & Agency Money Fund

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates

DWS Government & Agency Money Fund	|	35

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (4th quartile), Government Cash Managed Shares (4th quartile), DWS Government & Agency Money Fund shares (4th quartile) and Service Shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall

36	|	DWS Government & Agency Money Fund

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Government & Agency Money Fund	|	37

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston
Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Former Managing General Partner, Exeter Capital Partners (a series of private investment funds) (1986–2023); Former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	68	—
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member or Advisory Board Member since 2023[3]	Senior Fellow in Applied Finance, Department of Finance, Opus College of Business at the University of St. Thomas (1987–present); Directorships: The Meritex Company (2017–present); and The Hardenbergh Foundation (2021–present); Former Directorships: Driessen Water, Inc. (2016–2023); Mairs & Power Funds Trust (mutual funds) (2010–2022); and Crescent Electric Supply Company (2010–2019)	21[4]	—

38	|	DWS Government & Agency Money Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Hoffman Center
for Business Ethics, Bentley University;
formerly: Partner, Palmer & Dodge (law firm)
(1988–1990); Vice President of Corporate
Affairs and General Counsel, Filene’s (retail)
(1978–1988); Directorships: Trustee and
former Chairman of the Board, Southwest
Florida Community Foundation (charitable
organization); Former Directorships: ICI
Mutual Insurance Company (2007–2015); Sun
Capital Advisers Trust (mutual funds)
(2007–2012); Investment Company Institute
(audit, executive, nominating committees)
and Independent Directors Council
(governance, executive committees)
		68	—
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International
Banking and Professor of Finance, The
Wharton School, University of Pennsylvania
(1972–present); formerly: Director, The
Wharton Financial Institutions Center
(1994–2020); Vice Dean and Director,
Wharton Undergraduate Division (1995–2000)
and Director, The Lauder Institute of
International Management Studies
(2000–2006); Member FDIC Systemic Risk
Advisory Committee (2011–present),
Member Systemic Risk Council
(2012–present) and Member of the Advisory
Board of the Yale Program on Financial
Stability (2013–present); Former
Directorships: Co-Chair of the Shadow
Financial Regulatory Committee (2003–2015),
Executive Director of The Financial
Economists Roundtable (2008–2015),
Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund
(2007–2018), Director, The Aberdeen Japan
Fund (2007–2021) and Nonexecutive Director
of Barclays Bank DE (2010–2018)
		68	—
Chad D. Perry (1972) Board Member since 2021	Executive Vice President, General Counsel and Secretary, RLJ Lodging Trust[2] (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (2011–2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	68	Director, Great Elm Capital Corp. (business development company) (since 2022)

DWS Government & Agency Money Fund	|	39

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since July
2023); Formerly: Executive Vice President,
The Glenmede Trust Company (investment
trust and wealth management) (1983–2004);
Board Member, Investor Education (charitable
organization) (2004–2005); Former
Directorships: Trustee, Executive Committee,
Philadelphia Chamber of Commerce
(2001–2007); Director, Viasys Health Care[2]
(January 2007–June 2007); Trustee, Thomas
Jefferson Foundation (charitable organization)
(1994–2012); President, Chief Executive
Officer and Director (1994–2020) and Senior
Advisor (2020–2021), The Pew Charitable
Trusts (charitable organization); Director,
BioTelemetry Inc.[2] (acquired by Royal Philips
in 2021) (healthcare) (2009–2021); Director,
Becton Dickinson and Company[2] (medical
technology company) (2012–2022)
		68	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016–present) and Professor of Accounting (1994–present); Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016–2019)	68	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	68	—

40	|	DWS Government & Agency Money Fund

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Head of Americas CEO Office, DWS (2023–present), Head
of Fund Administration, Head of Product Americas and Head
of U.S. Mutual Funds, DWS (2017–present); Vice President,
DWS Service Company (2018–present); President, DB
Investment Managers, Inc. (2018–present); President and
Chief Executive Officer, The European Equity Fund, Inc., The
New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017–present); Vice President, DWS
Investment Management Americas, Inc. (2023–present);
formerly: Vice President for the Deutsche funds
(2016–2017); Assistant Secretary for the DWS funds
(2013–2019); Secretary, DWS USA Corporation (2018–2023);
Assistant Secretary, DWS Investment Management
Americas, Inc. (2018–2023); Assistant Secretary, DWS Trust
Company (2018–2023); Assistant Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2013–2020);
Assistant Secretary, DWS Distributors, Inc. (2018–2023);
Directorships: Director of DWS Service Company
(2018–present); Director of DB Investment Managers, Inc.
(2018–present); Director of Episcopalian Charities of New
York (2018–present); Interested Director of The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2020–present);
Director of ICI Mutual Insurance Company (2020–present);
Director of DWS USA Corporation (2023–present); Director
of DWS Investment Management Americas, Inc.
(2023–present); and Manager of DBX Advisors
LLC. (2023–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal
Officer, DWS Investment Management Americas, Inc.
(2015–present); Director and Vice President, DWS Trust
Company (2016–present); Secretary, DBX ETF Trust
(2020–present); Vice President, DBX Advisors LLC
(2021–present); Secretary, The European Equity Fund, Inc.,
The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2011–present); formerly: Secretary,
Deutsche Investment Management Americas Inc.
(2015–2017); and Assistant Secretary, DBX ETF
Trust (2019–2020)

Ciara Crawford[9] (1984) Assistant Secretary, 2019–present
Fund Administration (Specialist), DWS (2015–present);
Assistant Secretary, DWS Service Company (2018–present);
Assistant Secretary of U.S. Mutual Funds, DWS
(2019–present); Assistant Secretary, DWS USA Corporation
(2023–present); Assistant Secretary, DBX Advisors, LLC
(2023–present); Assistant Secretary, DWS Investment
Management Americas, Inc. (2023–present); Assistant Clerk,
DWS Trust Company (2023–present); formerly, Legal
Assistant at Accelerated Tax Solutions

Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer’s Office (Head since 2024),
DWS; Treasurer, Chief Financial Officer and Controller, DBX
ETF Trust (2019–present); Treasurer and Chief Financial
Officer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present); formerly: Assistant Treasurer for the DWS
funds (2007–2018); and Co-Head of DWS Treasurer’s
Office (2018–2024)

DWS Government & Agency Money Fund	|	41

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Yvonne Wong[8] (1960) Assistant Treasurer, since December 1, 2023	Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer’s Office, Head of Accounting
and Vendor Oversight (since 2024), DWS; Director and Vice
President, DWS Trust Company (2018–present); Assistant
Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present) Formerly: Co-Head of DWS Treasurer’s
Office (2018–2024)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead),
DWS; Chief Compliance Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2016–present)

Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX
ETF Trust (2020–present); Chief Legal Officer, DBX Advisors
LLC (2020–present); Chief Legal Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2012–present);
formerly: Secretary, Deutsche AM Distributors, Inc.
(2002–2017); Secretary, Deutsche AM Service Company
(2010–2017); and Chief Legal Officer, DBX Strategic Advisors
LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, 2021–present
Senior Team Lead Anti-Financial Crime and Compliance,
DWS; AML Officer, DWS Trust Company (2021–present);
AML Officer, DBX ETF Trust (2021–present); AML Officer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2021–present); formerly: DWS UK & Ireland Head of
Anti-Financial Crime and MLRO

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Ms. Daugherty is an Advisory Board Member of Deutsche DWS Asset Allocation Trust,
Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc.,
Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS
International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments
VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust,
Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free
Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Ms.
Daugherty is a Board Member of each other Trust.

[4]
Ms. Daugherty oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Ms. Daugherty is an Advisory Board Member of various
Trusts/Corporations comprised of 47 funds in the DWS Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”  of the Advisor within the meaning of the
1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, New York 10022.

42	|	DWS Government & Agency Money Fund

[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Government & Agency Money Fund	|	43

222 South Riverside Plaza
Chicago, IL 60606-5808
DGAMF-2
(R-027588-13 6/24)

April 30, 2024
Annual Report
to Shareholders
DWS Government & Agency Securities Portfolio
DWS Government Cash Institutional Shares
Fund #250
Government Cash Managed Shares
Fund #254

Contents

3	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
32	Information About Your Fund’s Expenses
33	Tax Information
34	Other Information
35	Advisory Agreement Board Considerations and Fee Evaluation
39	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Portfolio Management Review(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
For the 12 months ended April 30, 2024, yields finished higher across the money market yield curve as the U.S. Federal Reserve (Fed) raised its benchmark overnight lending rate twice early in the period in the effort to rein in inflation.
As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%. With the U.S. economy and employment displaying surprising strength in the face of its past tightening, the Fed would implement additional 25 basis point increases at its early May and late July meetings, leaving the fed funds target range at 5.25% to 5.50%. The Fed held rates steady at its last three meetings of 2023, citing the improving inflation outlook.
Entering the new year with inflation trending lower, the markets were anticipating that the Fed would implement as many as six or seven rate cuts in 2024, with the first coming as soon as March. However, these hopes were tempered as the U.S. economy and labor market continued to post robust numbers, largely dispelling concerns around a potential recession. In addition, while inflation data continued to trend closer to the Fed’s 2% target, the pace of progress remained highly incremental. Against this backdrop of lingering inflation and economic resilience, the consensus outlook shifted by the end of the first quarter to three Fed rate cuts in 2024 with the first occurring in June. March inflation data posted in April reflected an uptick, leading investors to further push back expectations for any rate cut to the fall.
Investment Objective
DWS Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	3

“As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%.”
As of April 30, 2024, yields of one-month, six-month and one-year Treasury bills were 5.48%, 5.44% and 5.25%, respectively, versus 4.35%, 5.06% and 4.80%, respectively, as of April 30, 2023 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
Within the DWS Government & Agency Securities Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended April 30, 2024. During the period, the Fund held a large percentage of portfolio assets in Treasury and agency floating-rate securities to take advantage of rising interest rates and looked for yield opportunities in Treasury bills. At the same time, the Fund invested in overnight repurchase agreements for liquidity. Given the high level of volatility in markets, we preferred to be cautious during a time of market uncertainty, maintaining a higher level of overnight liquidity. Given the inverted yield curve, our overnight allocation while conservative was a positive contributor for the period.
Negative Contributors to Fund Performance
For the DWS Government & Agency Securities Portfolio, as we believe the Fed has reached the terminal rate of monetary policy, we have looked for opportunities to extend duration to maintain yield as the economy moderates and yields fluctuate. Given the inverted yield curve, longer-term securities that we were investing in tended to have lower yields than shorter-term securities. We preferred to take some longer positions during a time of market uncertainty and volatility. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to our strategy.
Outlook and Positioning
While the Fed still appears to be at the end of its rate hiking cycle, the market has repeatedly trimmed expectations for the timing of rate cuts. While the course of Fed policy is uncertain and subject to changes in conditions, we have been evaluating opportunities to extend portfolio duration in order to lock in higher yields.

4	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.
Fund Performance  (as of April 30, 2024)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Government Cash Institutional Shares	5.23%*
Government Cash Managed Shares	5.02%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been 5.17% and 4.96% for DWS Government Cash Institutional Shares and Government Cash Managed Shares respectively, had certain expenses not been reduced.
Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant upward, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	5

Repurchase Agreements (Repos) are agreements between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments.
Duration, which is expressed in years, measures the sensitivity of the price of a bond or bond fund to a change in interest rates.

6	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Portfolio Summary(Unaudited)
DWS Government & Agency Securities Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/24	4/30/23
Government & Agency Obligations	58%	25%
Repurchase Agreements	42%	75%
	100%	100%

Weighted Average Maturity	4/30/24	4/30/23
Cash Account Trust — DWS Government & Agency Securities Portfolio	32 days	10 days
iMoneyNet Money Fund Average™ — Gov’t & Agency Institutional*	37 days	18 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category: Gov’t
& Agency Institutional — Category includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasury securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 8. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	7

Investment Portfolioas of April 30, 2024

	Principal Amount ($)	Value ($)
Government & Agency Obligations 58.1%
U.S. Government Sponsored Agencies 13.5%
Federal Farm Credit Banks Funding Corp.:
5.25%, 12/13/2024	1,500,000	1,499,852
SOFR + 0.035%, 5.355% (a), 10/9/2024	4,500,000	4,500,000
SOFR + 0.135%, 5.455% (a), 6/3/2025	5,750,000	5,750,000
SOFR + 0.145%, 5.465% (a), 7/25/2025	6,000,000	6,000,000
Federal Home Loan Bank Discount Notes:
5.282% (b), 10/2/2024	30,000,000	29,331,383
5.293% (b), 6/28/2024	100,000,000	99,159,000
5.313% (b), 8/26/2024	40,000,000	39,318,800
5.333% (b), 7/26/2024	30,000,000	29,623,034
5.338% (b), 6/24/2024	30,000,000	29,763,075
5.348% (b), 6/3/2024	15,000,000	14,927,469
Federal Home Loan Banks:
5.0%, 9/18/2024	14,750,000	14,746,696
5.32% (a), 9/26/2024	8,000,000	8,000,000
SOFR + 0.01%, 5.33% (a), 8/19/2024	8,000,000	8,000,000
SOFR + 0.01%, 5.33% (a), 9/12/2024	10,000,000	10,000,000
SOFR + 0.01%, 5.33% (a), 11/18/2024	56,500,000	56,500,000
SOFR + 0.01%, 5.33% (a), 12/2/2024	12,750,000	12,750,000
SOFR + 0.015%, 5.335% (a), 7/3/2024	20,000,000	20,000,000
SOFR + 0.015%, 5.335% (a), 11/1/2024	14,000,000	14,000,000
SOFR + 0.015%, 5.335% (a), 12/9/2024	68,000,000	68,000,000
SOFR + 0.015%, 5.335% (a), 12/17/2024	13,250,000	13,250,000
5.4%, 1/14/2025	11,250,000	11,250,000
SOFR + 0.125%, 5.445% (a), 2/24/2025	20,000,000	20,000,000
5.5%, 4/17/2025	2,000,000	1,999,903
		518,369,212
U.S. Treasury Obligations 44.6%
U.S. Treasury Bills:
4.814% (b), 3/20/2025	3,000,000	2,872,186
4.835% (b), 3/20/2025	7,000,000	6,700,512
4.951% (b), 4/17/2025	10,000,000	9,523,908
5.014% (b), 2/20/2025	21,000,000	20,148,962
5.09% (b), 7/25/2024	40,000,000	39,525,889
5.126% (b), 7/5/2024	28,000,000	27,744,391
5.161% (b), 6/13/2024	30,000,000	29,817,608
5.166% (b), 8/29/2024	40,000,000	39,320,593
The accompanying notes are an integral part of the financial statements.

8	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

	Principal Amount ($)	Value ($)
5.169% (b), 9/12/2024	40,000,000	39,240,965
5.192% (b), 8/29/2024	35,000,000	34,402,550
5.201% (b), 9/19/2024	41,000,000	40,176,207
5.222% (b), 6/4/2024	70,000,000	69,659,528
5.223% (b), 10/17/2024	35,000,000	34,153,662
5.227% (b), 6/6/2024	55,000,000	54,716,475
5.233% (b), 10/24/2024	30,000,000	29,242,980
5.252% (b), 6/6/2024	40,000,000	39,792,800
5.253% (b), 6/4/2024	50,000,000	49,755,342
5.254% (b), 5/28/2024	35,000,000	34,863,959
5.263% (b), 8/6/2024	50,000,000	49,300,657
5.268% (b), 6/11/2024	40,000,000	39,763,316
5.27% (b), 7/9/2024	180,000,000	178,206,738
5.293% (b), 7/2/2024	40,000,000	39,640,400
5.295% (b), 7/2/2024	40,000,000	39,640,262
5.305% (b), 5/23/2024	40,000,000	39,872,094
5.306% (b), 8/20/2024	30,000,000	29,515,948
5.308% (b), 8/20/2024	35,000,000	34,435,056
5.329% (b), 5/30/2024	50,000,000	49,788,300
5.344% (b), 5/16/2024	50,000,000	49,890,187
5.354% (b), 5/9/2024	40,000,000	39,953,058
5.356% (b), 5/2/2024	40,000,000	39,994,130
5.412% (b), 8/1/2024	34,000,000	33,548,577
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.037%, 5.363% (a), 7/31/2024	180,000,000	179,969,047
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 5.451% (a), 7/31/2025	45,000,000	44,977,404
3-month U.S. Treasury Bill Money Market Yield + 0.14%, 5.466% (a), 10/31/2024	35,000,000	34,990,510
3-month U.S. Treasury Bill Money Market Yield + 0.17%, 5.496% (a), 10/31/2025	30,000,000	29,986,213
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 5.526% (a), 1/31/2025	155,000,000	155,126,555
		1,710,256,969
Total Government & Agency Obligations (Cost $2,228,626,181)		2,228,626,181
Repurchase Agreements 42.5%
Barclays Bank PLC, 5.31%, dated 4/30/2024, to be repurchased at $172,725,473 on 5/1/2024 (c)	172,700,000	172,700,000
The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	9

	Principal Amount ($)	Value ($)
BNP Paribas:
5.31%, dated 4/30/2024, to be repurchased at $196,258,944 on 5/1/2024 (d)	196,230,000	196,230,000
5.32%, dated 4/30/2024, to be repurchased at $143,721,236 on 5/1/2024 (e)	143,700,000	143,700,000
Citigroup Global Markets, Inc., 5.31%, dated 4/30/2024, to be repurchased at $108,516,004 on 5/1/2024 (f)	108,500,000	108,500,000
Fixed Income Clearing Corp., 5.31%, dated 4/30/2024, to be repurchased at $210,030,975 on 5/1/2024 (g)	210,000,000	210,000,000
HSBC Securities, Inc., 5.31%, dated 4/30/2024, to be repurchased at $1,000,148 on 5/1/2024 (h)	1,000,000	1,000,000
JPMorgan Securities, Inc., 5.32%, dated 4/30/2024, to be repurchased at $91,413,507 on 5/1/2024 (i)	91,400,000	91,400,000
Merrill Lynch & Co., Inc., 5.32%, dated 4/30/2024, to be repurchased at $1,000,148 on 5/1/2024 (j)	1,000,000	1,000,000
Royal Bank of Canada:
5.31%, dated 4/30/2024, to be repurchased at $95,564,094 on 5/1/2024 (k)	95,550,000	95,550,000
5.31%, dated 4/30/2024, to be repurchased at $154,122,730 on 5/1/2024 (l)	154,100,000	154,100,000
5.32%, dated 4/30/2024, to be repurchased at $80,611,911 on 5/1/2024 (m)	80,600,000	80,600,000
Wells Fargo Bank:
5.31%, dated 4/30/2024, to be repurchased at $236,534,884 on 5/1/2024 (n)	236,500,000	236,500,000
5.32%, dated 4/30/2024, to be repurchased at $140,790,803 on 5/1/2024 (o)	140,770,000	140,770,000
Total Repurchase Agreements (Cost $1,632,050,000)		1,632,050,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,860,676,181)	100.6	3,860,676,181
Other Assets and Liabilities, Net	(0.6)	(24,336,076)
Net Assets	100.0	3,836,340,105

(a)	Floating rate security. These securities are shown at their current rate as of April 30, 2024.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
199,323,300	U.S. Treasury Bonds	3.875	2/15/2043	176,154,000
The accompanying notes are an integral part of the financial statements.

10	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
102,750,000	U.S. Treasury Bonds	4.5	8/15/2039	101,352,084
800	U.S. Treasury Bills	Zero Coupon	10/17/2024	780
98,894,500	U.S. Treasury Inflation Index Notes	0.125–2.125	10/15/2025–4/15/2029	98,801,747
Total Collateral Value				200,154,611

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
150,246,100	U.S. Treasury Bills	Zero Coupon	9/5/2024–12/26/2024	146,574,086

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
114,555,800	U.S. Treasury Notes	3.25–3.5	6/30/2027–1/31/2028	110,670,014

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
331,051,600	U.S. Treasury Bonds	2.375	5/15/2051	214,200,039

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,308,988	U.S. Treasury STRIPS	Zero Coupon	8/15/2040	1,020,000

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
104,209,450	Federal National Mortgage Association	1.5–7.16	7/1/2033–4/1/2054	88,076,533
5,114,536	Federal Home Loan Mortgage Corporation	6.255	5/1/2054	5,151,467
Total Collateral Value				93,228,000
The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	11

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,732,915	Federal National Mortgage Association	4.5	2/25/2050–9/25/2052	1,020,000

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
82,390,400	U.S. Treasury Notes	0.625–4.375	7/31/2024–9/30/2029	82,525,451
15,057,647	Federal Home Loan Mortgage Corporation	5.0–5.5	9/1/2053–4/1/2054	14,935,571
Total Collateral Value				97,461,022

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,600	U.S. Treasury Bonds	2.5	5/15/2046	12,815
21,803,000	U.S. Treasury Notes	0.5–4.625	11/15/2026–2/15/2034	19,342,080
452,950,100	U.S. Treasury STRIPS	Zero Coupon	11/15/2043–8/15/2050	137,850,220
100	U.S. Treasury Inflation Index Bonds	0.25	2/15/2050	71
Total Collateral Value				157,205,186

(m)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,202,500	U.S. Treasury Bonds	2.0–4.25	5/15/2046–2/15/2054	884,796
23,000	U.S. Treasury Notes	1.25–4.625	6/30/2028–2/15/2034	20,423
600	U.S. Treasury STRIPS	Zero Coupon	2/15/2048–8/15/2049	186
216,075	Federal Home Loan Mortgage Corporation	1.5–6.5	5/1/2040–9/1/2053	186,651
34,622,720	Federal National Mortgage Association	2.0–7.0	7/1/2046–2/1/2054	28,125,901
61,805,041	Government National Mortgage Association	2.5–6.5	1/20/2041–4/20/2053	53,006,222
Total Collateral Value				82,224,179
The accompanying notes are an integral part of the financial statements.

12	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

(n)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
227,259,850	U.S. Treasury Inflation Index Notes	0.125–2.375	7/15/2024–1/15/2034	241,230,027

(o)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
316,733	Federal Farm Credit Discount Notes	Zero Coupon	12/24/2024	306,135
97,562,408	Federal Home Loan Bank Discount Notes	Zero Coupon	5/13/2024–1/16/2025	96,952,618
47,949,311	Federal Home Loan Mortgage Corporation	2.0–7.5	7/1/2026–4/1/2054	46,326,648
Total Collateral Value				143,585,401

SOFR:	Secured Overnight Financing Rate
STRIPS:	Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$2,228,626,181	$—	$2,228,626,181
Repurchase Agreements	—	1,632,050,000	—	1,632,050,000
Total	$—	$3,860,676,181	$—	$3,860,676,181

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	13

Statement of Assets and Liabilities
as of April 30, 2024

Assets	DWS Government & Agency Securities Portfolio
Investments in securities, valued at amortized cost	$2,228,626,181
Repurchase agreements, valued at amortized cost	1,632,050,000
Cash	18,109
Receivable for Fund shares sold	23,005,154
Interest receivable	1,722,638
Other assets	115,275
Total assets	3,885,537,357
Liabilities
Payable for investments purchased	33,548,577
Payable for Fund shares redeemed	6,807,061
Distributions payable	8,248,005
Accrued Trustees' fees	30,807
Other accrued expenses and payables	562,802
Total liabilities	49,197,252
Net assets, at value	$3,836,340,105
Net Assets Consist of
Distributable earnings (loss)	(136,593)
Paid-in capital	3,836,476,698
Net assets, at value	$3,836,340,105
The accompanying notes are an integral part of the financial statements.

14	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statement of Assets and Liabilities as of April 30, 2024 (continued)

Net Asset Value	DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
Net Asset Value, offering and redemption price per share ($1,663,851,414 ÷ 1,663,979,291 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Government Cash Institutional Shares
Net Asset Value, offering and redemption price per share ($2,156,289,797 ÷ 2,156,455,428 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares
Net Asset Value, offering and redemption price per share ($13,895,923 ÷ 13,896,992 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,302,971 ÷ 2,303,147 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	15

Statement of Operations
for the year ended April 30, 2024

Investment Income	DWS Government & Agency Securities Portfolio
Income:
Interest	$145,635,661
Expenses:
Management fee	2,223,320
Administration fee	2,644,818
Services to shareholders	556,461
Distribution and service fees	64,895
Custodian fee	17,248
Professional fees	81,416
Reports to shareholders	75,320
Registration fees	169,545
Trustees' fees and expenses	120,255
Other	147,599
Total expenses before expense reductions	6,100,877
Expense reductions	(2,593,875)
Total expenses after expense reductions	3,507,002
Net investment income	142,128,659
Net realized gain (loss) from investments	153,717
Net increase (decrease) in net assets resulting from operations	$142,282,376
The accompanying notes are an integral part of the financial statements.

16	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Statements of Changes in Net Assets
DWS Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$142,128,659	$44,231,149
Net realized gain (loss)	153,717	(388,827)
Net increase (decrease) in net assets resulting from operations	142,282,376	43,842,322
Distributions to shareholders:
DWS Government & Agency Money Fund	(55,571,156)	(8,325,151)
DWS Government Cash Institutional Shares	(85,535,833)	(35,013,475)
Government Cash Managed Shares	(709,649)	(728,295)
Service Shares	(312,022)	(165,307)
Total distributions	(142,128,660)	(44,232,228)
Fund share transactions:
Proceeds from shares sold	62,838,422,987	32,090,491,389
Reinvestment of distributions	70,950,130	16,189,872
Payments for shares redeemed	(60,841,567,834)	(33,374,536,270)
Net increase (decrease) in net assets from Fund share transactions	2,067,805,283	(1,267,855,009)
Increase (decrease) in net assets	2,067,958,999	(1,268,244,915)
Net assets at beginning of period	1,768,381,106	3,036,626,021
Net assets at end of period	$3,836,340,105	$1,768,381,106

The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	17

Financial Highlights
DWS Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares
	Years Ended April 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.052	.029	.000 *	.000 *	.017
Net realized gain (loss)	.000 *	(.000 )*	(.000 )*	.000 *	(.000 )*
Total from investment operations	.052	.029	.000 *	.000 *	.017
Less distributions from:
Net investment income	(.052 )	(.029 )	(.000 )*	(.000 )*	(.017 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	5.33	2.97	.04	.03	1.68
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,156	1,351	2,796	2,396	2,563
Ratio of expenses before expense reductions (%)	.21	.23	.21	.21	.22
Ratio of expenses after expense reductions (%)	.12	.10	.06	.09	.14
Ratio of net investment income (%)	5.22	2.69	.04	.03	1.67

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

DWS Government & Agency Securities Portfolio — Government Cash Managed Shares
	Years Ended April 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.050	.027	.000 *	.000 *	.015
Net realized gain (loss)	.000 *	(.000 )*	(.000 )*	.000 *	(.000 )*
Total from investment operations	.050	.027	.000 *	.000 *	.015
Less distributions from:
Net investment income	(.050 )	(.027 )	(.000 )*	(.000 )*	(.015 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	5.13	2.77	.01	.01	1.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	11	59	60	137
Ratio of expenses before expense reductions (%)	.44	.43	.38	.42	.42
Ratio of expenses after expense reductions (%)	.31	.30	.08	.13	.33
Ratio of net investment income (%)	5.02	2.07	.01	.01	1.53

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	19

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Government & Agency Securities Portfolio (the “Fund”  ).
DWS Government & Agency Securities Portfolio offers four classes of shares: DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares.
The financial highlights for all classes of shares, other than DWS Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

20	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of April 30, 2024, the Fund held repurchase agreements with a gross value of $1,632,050,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2024, the Fund had net tax basis capital loss carryforwards of $341,116 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	21

Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Government & Agency Securities Portfolio:
Undistributed ordinary income*	$8,452,528
Capital loss carryforwards	$(341,116)
At April 30, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $3,860,676,181.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
	2024	2023
DWS Government & Agency Securities Portfolio:
Distributions from ordinary income*	$142,128,660	$44,232,228

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from

22	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%
Accordingly, for the year ended April 30, 2024, the fee pursuant to the Investment Management Agreement on DWS Government & Agency Securities Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.082% of the Fund’s average daily net assets.
The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund’s average daily net assets.
For the period from May 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.18% and 0.46%, respectively.
For the period from May 1, 2023 through September 20, 2023, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	23

extraordinary expenses, taxes, brokerage and interest expense) of DWS Government Cash Institutional Shares at 0.10%.
For the period from September 21, 2023 through April 3, 2024, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of DWS Government Cash Institutional Shares at 0.13%.
Effective April 4, 2024 through April 30, 2024, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of DWS Government Cash Institutional Shares at 0.15%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Government Cash Managed Shares.
The Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
DWS Government & Agency Money Fund	$1,066,659
DWS Government Cash Institutional Shares	1,500,690
Government Cash Managed Shares	18,543
Service Shares	7,983
$2,593,875
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2024, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2024
DWS Government & Agency Securities Portfolio	$2,644,818	$324,060

24	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2024, the amounts charged to the Fund by DSC were as follows:
DWS Government & Agency Securities Portfolio:	Total Aggregated	Unpaid at April 30, 2024
DWS Government & Agency Money Fund	$58,404	$9,656
DWS Government Cash Institutional Shares	191,361	35,920
Government Cash Managed Shares	12,872	2,370
Service Shares	18,835	1,124
	$281,472	$49,070
In addition, for the year ended April 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Government & Agency Money Fund	$249,539
DWS Government Cash Institutional Shares	1,826
$251,365
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2024, the Distribution Fee was as follows:
DWS Government & Agency Securities Portfolio:	Distribution Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Service Shares	$43,695	$1,128.60%		.60%
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	25

For the year ended April 30, 2024, the Service Fee was as follows:
DWS Government & Agency Securities Portfolio:	Service Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Government Cash Managed Shares	$21,200	$1,775.15%		.15%
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2024
DWS Government & Agency Securities Portfolio	$1,528	$183
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2024.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:

26	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

DWS Government & Agency Securities Portfolio
	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Government & Agency Money Fund	2,266,773,435	$2,266,773,435	477,515,664	$477,515,664
DWS Government Cash Institutional Shares	60,496,401,807	60,496,401,807	31,439,626,048	31,439,626,048
Government Cash Managed Shares	55,931,558	55,931,558	129,301,264	129,301,264
Service Shares	19,310,581	19,310,581	44,041,977	44,041,977
Account maintenance fees	—	5,606	—	6,436
		$62,838,422,987		$32,090,491,389
Shares issued to shareholders in reinvestment of distributions
DWS Government & Agency Money Fund	55,311,081	$55,311,081	8,254,435	$8,254,435
DWS Government Cash Institutional Shares	15,326,341	15,326,341	7,499,600	7,499,600
Government Cash Managed Shares	1,926	1,926	281,143	281,143
Service Shares	310,782	310,782	154,694	154,694
		$70,950,130		$16,189,872

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	27

	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
DWS Government & Agency Money Fund	(1,054,844,805)	$(1,054,844,805)	(258,527,375)	$(258,527,375)
DWS Government Cash Institutional Shares	(59,707,108,094)	(59,707,108,094)	(32,891,816,279)	(32,891,816,279)
Government Cash Managed Shares	(52,767,534)	(52,767,534)	(177,363,094)	(177,363,094)
Service Shares	(26,847,401)	(26,847,401)	(46,829,522)	(46,829,522)
		$(60,841,567,834)		$(33,374,536,270)
Net increase (decrease)
DWS Government & Agency Money Fund	1,267,239,711	$1,267,239,711	227,242,724	$227,242,724
DWS Government Cash Institutional Shares	804,620,054	804,620,054	(1,444,690,631)	(1,444,690,631)
Government Cash Managed Shares	3,165,950	3,165,950	(47,780,687)	(47,780,687)
Service Shares	(7,226,038)	(7,226,038)	(2,632,851)	(2,632,851)
Account maintenance fees	—	5,606	—	6,436
		$2,067,805,283		$(1,267,855,009)
E.
Ownership of the Fund
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At April 30, 2024, 18% of the outstanding shares of the Fund was held by other affiliated DWS funds shareholder accounts as a cash management

28	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

vehicle for the cash collateral received in connection with the securities lending program of the DWS family of funds.
F.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the fund.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	29

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Government & Agency Securities Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Government & Agency Securities Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

30	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 20, 2024

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	31

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Government Cash Institutional Shares and the Government Cash Managed Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023 to April 30, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

32	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2024 (Unaudited)

Actual Fund Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 11/1/23	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,026.45	$1,025.46
Expenses Paid per $1,000*	$.65	$1.66
Hypothetical 5% Fund Return
Beginning Account Value 11/1/23	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,024.22	$1,023.22
Expenses Paid per $1,000*	$.65	$1.66

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	DWS Government Cash Institutional Shares	Government Cash Managed Shares
DWS Government & Agency Securities Portfolio	.13%	.33%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	33

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

34	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Government & Agency Securities Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	35

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (Service Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates

36	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Government Cash Institutional Shares (4th quartile), Government Cash Managed Shares (4th quartile), DWS Government & Agency Money Fund shares (4th quartile) and Service Shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	37

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

38	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston
Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Former Managing General Partner, Exeter Capital Partners (a series of private investment funds) (1986–2023); Former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	68	—
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member or Advisory Board Member since 2023[3]	Senior Fellow in Applied Finance, Department of Finance, Opus College of Business at the University of St. Thomas (1987–present); Directorships: The Meritex Company (2017–present); and The Hardenbergh Foundation (2021–present); Former Directorships: Driessen Water, Inc. (2016–2023); Mairs & Power Funds Trust (mutual funds) (2010–2022); and Crescent Electric Supply Company (2010–2019)	21[4]	—

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	39

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Hoffman Center
for Business Ethics, Bentley University;
formerly: Partner, Palmer & Dodge (law firm)
(1988–1990); Vice President of Corporate
Affairs and General Counsel, Filene’s (retail)
(1978–1988); Directorships: Trustee and
former Chairman of the Board, Southwest
Florida Community Foundation (charitable
organization); Former Directorships: ICI
Mutual Insurance Company (2007–2015); Sun
Capital Advisers Trust (mutual funds)
(2007–2012); Investment Company Institute
(audit, executive, nominating committees)
and Independent Directors Council
(governance, executive committees)
		68	—
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International
Banking and Professor of Finance, The
Wharton School, University of Pennsylvania
(1972–present); formerly: Director, The
Wharton Financial Institutions Center
(1994–2020); Vice Dean and Director,
Wharton Undergraduate Division (1995–2000)
and Director, The Lauder Institute of
International Management Studies
(2000–2006); Member FDIC Systemic Risk
Advisory Committee (2011–present),
Member Systemic Risk Council
(2012–present) and Member of the Advisory
Board of the Yale Program on Financial
Stability (2013–present); Former
Directorships: Co-Chair of the Shadow
Financial Regulatory Committee (2003–2015),
Executive Director of The Financial
Economists Roundtable (2008–2015),
Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund
(2007–2018), Director, The Aberdeen Japan
Fund (2007–2021) and Nonexecutive Director
of Barclays Bank DE (2010–2018)
		68	—
Chad D. Perry (1972) Board Member since 2021	Executive Vice President, General Counsel and Secretary, RLJ Lodging Trust[2] (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (2011–2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	68	Director, Great Elm Capital Corp. (business development company) (since 2022)

40	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since July
2023); Formerly: Executive Vice President,
The Glenmede Trust Company (investment
trust and wealth management) (1983–2004);
Board Member, Investor Education (charitable
organization) (2004–2005); Former
Directorships: Trustee, Executive Committee,
Philadelphia Chamber of Commerce
(2001–2007); Director, Viasys Health Care[2]
(January 2007–June 2007); Trustee, Thomas
Jefferson Foundation (charitable organization)
(1994–2012); President, Chief Executive
Officer and Director (1994–2020) and Senior
Advisor (2020–2021), The Pew Charitable
Trusts (charitable organization); Director,
BioTelemetry Inc.[2] (acquired by Royal Philips
in 2021) (healthcare) (2009–2021); Director,
Becton Dickinson and Company[2] (medical
technology company) (2012–2022)
		68	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016–present) and Professor of Accounting (1994–present); Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016–2019)	68	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	68	—

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	41

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Head of Americas CEO Office, DWS (2023–present), Head
of Fund Administration, Head of Product Americas and Head
of U.S. Mutual Funds, DWS (2017–present); Vice President,
DWS Service Company (2018–present); President, DB
Investment Managers, Inc. (2018–present); President and
Chief Executive Officer, The European Equity Fund, Inc., The
New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017–present); Vice President, DWS
Investment Management Americas, Inc. (2023–present);
formerly: Vice President for the Deutsche funds
(2016–2017); Assistant Secretary for the DWS funds
(2013–2019); Secretary, DWS USA Corporation (2018–2023);
Assistant Secretary, DWS Investment Management
Americas, Inc. (2018–2023); Assistant Secretary, DWS Trust
Company (2018–2023); Assistant Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2013–2020);
Assistant Secretary, DWS Distributors, Inc. (2018–2023);
Directorships: Director of DWS Service Company
(2018–present); Director of DB Investment Managers, Inc.
(2018–present); Director of Episcopalian Charities of New
York (2018–present); Interested Director of The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2020–present);
Director of ICI Mutual Insurance Company (2020–present);
Director of DWS USA Corporation (2023–present); Director
of DWS Investment Management Americas, Inc.
(2023–present); and Manager of DBX Advisors
LLC. (2023–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal
Officer, DWS Investment Management Americas, Inc.
(2015–present); Director and Vice President, DWS Trust
Company (2016–present); Secretary, DBX ETF Trust
(2020–present); Vice President, DBX Advisors LLC
(2021–present); Secretary, The European Equity Fund, Inc.,
The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2011–present); formerly: Secretary,
Deutsche Investment Management Americas Inc.
(2015–2017); and Assistant Secretary, DBX ETF
Trust (2019–2020)

Ciara Crawford[9] (1984) Assistant Secretary, 2019–present
Fund Administration (Specialist), DWS (2015–present);
Assistant Secretary, DWS Service Company (2018–present);
Assistant Secretary of U.S. Mutual Funds, DWS
(2019–present); Assistant Secretary, DWS USA Corporation
(2023–present); Assistant Secretary, DBX Advisors, LLC
(2023–present); Assistant Secretary, DWS Investment
Management Americas, Inc. (2023–present); Assistant Clerk,
DWS Trust Company (2023–present); formerly, Legal
Assistant at Accelerated Tax Solutions

Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer’s Office (Head since 2024),
DWS; Treasurer, Chief Financial Officer and Controller, DBX
ETF Trust (2019–present); Treasurer and Chief Financial
Officer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present); formerly: Assistant Treasurer for the DWS
funds (2007–2018); and Co-Head of DWS Treasurer’s
Office (2018–2024)

42	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Yvonne Wong[8] (1960) Assistant Treasurer, since December 1, 2023	Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer’s Office, Head of Accounting
and Vendor Oversight (since 2024), DWS; Director and Vice
President, DWS Trust Company (2018–present); Assistant
Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present) Formerly: Co-Head of DWS Treasurer’s
Office (2018–2024)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead),
DWS; Chief Compliance Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2016–present)

Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX
ETF Trust (2020–present); Chief Legal Officer, DBX Advisors
LLC (2020–present); Chief Legal Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2012–present);
formerly: Secretary, Deutsche AM Distributors, Inc.
(2002–2017); Secretary, Deutsche AM Service Company
(2010–2017); and Chief Legal Officer, DBX Strategic Advisors
LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, 2021–present
Senior Team Lead Anti-Financial Crime and Compliance,
DWS; AML Officer, DWS Trust Company (2021–present);
AML Officer, DBX ETF Trust (2021–present); AML Officer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2021–present); formerly: DWS UK & Ireland Head of
Anti-Financial Crime and MLRO

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Ms. Daugherty is an Advisory Board Member of Deutsche DWS Asset Allocation Trust,
Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc.,
Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS
International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments
VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust,
Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free
Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Ms.
Daugherty is a Board Member of each other Trust.

[4]
Ms. Daugherty oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Ms. Daugherty is an Advisory Board Member of various
Trusts/Corporations comprised of 47 funds in the DWS Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”  of the Advisor within the meaning of the
1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, New York 10022.

DWS Government Cash Institutional Shares Government Cash Managed Shares	|	43

[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

44	|	DWS Government Cash Institutional Shares Government Cash Managed Shares

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DGCF-2
(R-027587-15 6/24)

April 30, 2024
Annual Report
to Shareholders
DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Fund #148
Tax-Exempt Cash Managed Shares
Fund #248

Contents
4	Portfolio Management Review
8	Portfolio Summary
9	Investment Portfolio
18	Statement of Assets and Liabilities
20	Statement of Operations
21	Statements of Changes in Net Assets
22	Financial Highlights
24	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
35	Information About Your Fund’s Expenses
36	Tax Information
37	Other Information
38	Advisory Agreement Board Considerations and Fee Evaluation
42	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the Fund’s investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	3

Portfolio Management Review(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
For the 12 months ended April 30, 2024, yields finished higher across the money market yield curve as the U.S. Federal Reserve (Fed) raised its benchmark overnight lending rate twice early in the period in the effort to rein in inflation.
As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%. With the U.S. economy and employment displaying surprising strength in the face of its past tightening, the Fed would implement additional 25 basis point increases at its early May and late July meetings, leaving the fed funds target range at 5.25% to 5.50%. The Fed held rates steady at its last three meetings of 2023, citing the improving inflation outlook.
Entering the new year with inflation trending lower, the markets were anticipating that the Fed would implement as many as six or seven rate cuts in 2024, with the first coming as soon as March. However, these hopes were tempered as the U.S. economy and labor market continued to post robust numbers, largely dispelling concerns around a potential recession. In addition, while inflation data continued to trend closer to the Fed’s 2% target, the pace of progress remained highly incremental. Against this backdrop of lingering inflation and economic resilience, the consensus outlook shifted by the end of the first quarter to three Fed rate cuts in 2024 with the first occurring in June. March inflation data posted in April reflected an uptick, leading investors to further push back expectations for any rate cut to the fall.
Investment Objective
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

4	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

“As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%.”
As of April 30, 2024, yields of one-month, six-month and one-year Treasury bills were 5.48%, 5.44% and 5.25%, respectively, versus 4.35%, 5.06% and 4.80%, respectively, as of April 30, 2023 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
For the DWS Tax Exempt Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended April 30, 2024. During the period, we emphasized floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations for short-term tax-exempt rates to stay higher-for-longer alongside current Fed policy to keep its benchmark rate at elevated levels for a relatively extended period. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes.)
Negative Contributors to Fund Performance
For the DWS Tax Exempt Portfolio, the types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
While the Fed still appears to be at the end of its rate hiking cycle, the market has repeatedly trimmed expectations for the timing of rate cuts. While the course of Fed policy is uncertain and subject to changes in conditions, we have been evaluating opportunities to extend portfolio duration in order to lock in higher yields.
We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	5

Fund Performance (as of April 30, 2024)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Tax-Exempt Cash Premier Shares	3.42%*
Equivalent Taxable Yield	5.78%**
Tax-Exempt Cash Managed Shares	3.28%
Equivalent Taxable Yield	5.55%
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been 3.15% and 3.17% for DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares respectively, had certain expenses not been reduced.
**
The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant upward, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.

6	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Duration, which is expressed in years, measures the sensitivity of the price of a bond or bond fund to a change in interest rates.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	7

Portfolio Summary(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/24	4/30/23
Variable Rate Demand Notes	88%	78%
Variable Rate Demand Preferred Shares	6%	8%
Tax-Exempt Commercial Paper	5%	13%
Floating-Rate Notes	1%	1%
	100%	100%

Weighted Average Maturity	4/30/24	4/30/23
Cash Account Trust — DWS Tax-Exempt Portfolio	5 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	26 days	15 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request.

8	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Investment Portfolioas of April 30, 2024

	Principal Amount ($)	Value ($)
Municipal Investments 98.7%
Arizona 3.1%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 3.7% (a), 5/1/2024, LOC: JP Morgan Chase Bank NA	5,000,000	5,000,000
California 14.6%
California, East Bay Muncipal Utility District:
Series A-1, TECP, 3.5%, 5/2/2024	4,400,000	4,400,000
Series A-2, TECP, 3.5%, 5/2/2024	2,150,000	2,150,000
California, General Obligation:
Series A-2, TECP, 3.3%, 5/6/2024	2,000,000	2,000,000
Series A-2, 3.5% (a), 5/1/2024, LOC: State Street B&T Co.	1,360,000	1,360,000
Series A-1, 3.6% (a), 5/1/2024, LOC: Barclays Bank PLC	2,120,000	2,120,000
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 3.9% (a), 5/1/2024, LOC: Barclays Bank PLC	2,000,000	2,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 3.36% (a), 5/7/2024, LOC: Wells Fargo Bank NA	1,300,000	1,300,000
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 3.86% (a), 5/7/2024, LIQ: Societe Generale	3,000,000	3,000,000
Nuveen Municipal Credit Opportunities Fund, Series W, 144A, AMT, 3.87% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	5,600,000	5,600,000
		23,930,000
Colorado 0.3%
Colorado, State Housing & Finance Authority, “I” , Series SF, 3.75% (a), 5/7/2024, SPA: Royal Bank of Canada	475,000	475,000
Florida 2.6%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 3.8% (a), 5/7/2024, LIQ: Fannie Mae, LOC: Fannie Mae	1,030,000	1,030,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 3.77% (a), 5/7/2024, LOC: TD Bank NA	1,275,000	1,275,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 3.78% (a), 5/7/2024, LOC: Northern Trust Company	1,100,000	1,100,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	9

	Principal Amount ($)	Value ($)
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 3.82% (a), 5/7/2024, LOC: Wells Fargo Bank NA	80,000	80,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 3.8% (a), 5/7/2024, LOC: Freddie Mac	825,000	825,000
		4,310,000
Georgia 0.3%
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 3.92% (a), 5/7/2024, LOC: Wells Fargo Bank NA	550,000	550,000
Illinois 12.9%
Brookfield, IL, Zoo Project, 3.75% (a), 5/7/2024, LOC: Northern Trust Company	1,000,000	1,000,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 3.8% (a), 5/7/2024, LOC: Barclays Bank PLC	2,100,000	2,100,000
Illinois, State Development Finance Authority, American Youth Hostels Project, Series A, 3.76% (a), 5/7/2024, LOC: BMO Harris Bank NA	420,000	420,000
Illinois, State Development Finance Authority, Ignatius College Project, 3.78% (a), 5/7/2024, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 3.75% (a), 5/7/2024, LOC: BMO Harris Bank NA	6,100,000	6,100,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 3.7% (a), 5/7/2024, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 3.76% (a), 5/7/2024, LOC: BMO Harris Bank NA	2,175,000	2,175,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 3.83% (a), 5/7/2024, LOC: Northern Trust Company	1,835,000	1,835,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.85% (a), 5/1/2024, LOC: Wells Fargo Bank NA	3,155,000	3,155,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 3.83% (a), 5/7/2024, LOC: Freddie Mac	815,000	815,000
		21,150,000
The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Indiana 0.9%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 3.97% (a), 5/7/2024, LOC: Federal Home Loan Bank	590,000	590,000
St. Joseph County, IN, Economic Development Revenue, 3.81% (a), 5/7/2024, LOC: PNC Bank NA	895,000	895,000
		1,485,000
Iowa 3.3%
Iowa, Single-Family Finance Authority, Series B, 3.75% (a), 5/7/2024, SPA: Royal Bank of Canada	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 3.8% (a), 5/7/2024	1,400,000	1,400,000
		5,400,000
Kansas 0.7%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.8% (a), 5/1/2024, LOC: U.S. Bank NA	155,000	155,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 3.81% (a), 5/7/2024, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,155,000
Kentucky 0.7%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 3.8% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 3.7% (a), 5/1/2024, LOC: PNC Bank NA	850,000	850,000
		1,150,000
Louisiana 2.8%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 3.73% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	2,310,000	2,310,000
Louisiana, State Gasoline & Fuels Tax Revenue, Series A-2, 3.75% (a), 5/1/2024, LOC: Toronto-dominion Bank	1,800,000	1,800,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 3.83% (a), 5/7/2024, LOC: Freddie Mac	535,000	535,000
		4,645,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	11

	Principal Amount ($)	Value ($)
Maryland 0.8%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 3.81% (a), 5/7/2024, LOC: PNC Bank NA	1,285,000	1,285,000
Massachusetts 4.5%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 3.68% (a), 5/7/2024, LOC: TD Bank NA	1,850,000	1,850,000
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.65% (a), 5/1/2024, LOC: Bank of America NA	3,160,000	3,160,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2-R, 3.75% (a), 5/1/2024, LOC: TD Bank NA	300,000	300,000
Massachusetts, State Water Resources Authority:
Series A1, 3.75% (a), 5/7/2024, SPA: JP Morgan Chase Bank NA	1,945,000	1,945,000
Series A-3, 3.75% (a), 5/7/2024, SPA: Wells Fargo Bank NA	120,000	120,000
		7,375,000
Minnesota 2.9%
Rochester City, MN, Village Capital Corp., Series C, 3.86% (a), 5/7/2024, LOC: Federal Home Loan Bank	4,800,000	4,800,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 3.7% (a), 5/7/2024, GTY: Chevron Corp.	50,000	50,000
Missouri 2.0%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 3.94% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	1,510,000	1,510,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 3.65% (a), 5/1/2024, LOC: Barclays Bank PLC	200,000	200,000
Series B, 3.7% (a), 5/1/2024, LOC: U.S. Bank NA	115,000	115,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 3.74% (a), 5/7/2024, LOC: U.S. Bank NA	1,180,000	1,180,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 3.92% (a), 5/7/2024, LOC: Bank of America NA	295,000	295,000
		3,300,000
The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
Nebraska 1.4%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 3.8% (a), 5/7/2024	2,200,000	2,200,000
Nevada 2.0%
Clark County, NV, Airport Systems Revenue, Series D-3, 3.87% (a), 5/7/2024, LOC: Bank of America NA	3,315,000	3,315,000
New Jersey 0.2%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 3.75% (a), 5/7/2024, LOC: JP Morgan Chase Bank NA	400,000	400,000
New York 17.1%
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 3.8% (a), 5/7/2024, LOC: TD Bank NA	1,500,000	1,500,000
Series 2012-G1, 3.85% (a), 5/1/2024, LOC: Barclays Bank PLC	2,125,000	2,125,000
Series E-1, 3.85% (a), 5/1/2024, LOC: Barclays Bank PLC	4,090,000	4,090,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 3.58% (a), 5/7/2024, LOC: Fannie Mae	370,000	370,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 3.75% (a), 5/7/2024, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B, 3.75% (a), 5/1/2024, LOC: TD Bank NA	1,745,000	1,745,000
Series B-4C, 3.75% (a), 5/1/2024, LOC: U.S. Bank NA	2,100,000	2,100,000
Series A, 3.75% (a), 5/7/2024, LOC: Barclays Bank PLC	800,000	800,000
New York, NY, General Obligation:
Series L-4, 3.75% (a), 5/1/2024, LOC: U.S. Bank NA	3,500,000	3,500,000
Series D-5, 3.78% (a), 5/7/2024, LOC: PNC Bank NA	900,000	900,000
Series A-3, 3.8% (a), 5/1/2024, LOC: Mizuho Bank Ltd.	1,800,000	1,800,000
Series G-6, 3.85% (a), 5/1/2024, LOC: Mizuho Bank Ltd.	1,200,000	1,200,000
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 3.72% (a), 5/7/2024, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series DD-3B, 3.75% (a), 5/1/2024, SPA: State Street B&T Co.	200,000	200,000
Series EE-2, 3.75% (a), 5/1/2024, LIQ: State Street B&T Co.	5,300,000	5,300,000
Series F-2, 3.75% (a), 5/1/2024, LOC: Citibank NA	1,855,000	1,855,000
		27,960,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	13

	Principal Amount ($)	Value ($)
North Carolina 2.3%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 3.75% (a), 5/1/2024, LOC: Royal Bank of Canada	3,690,000	3,690,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 3.81% (a), 5/7/2024, LOC: Northern Trust Company	6,600,000	6,600,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 3.8% (a), 5/7/2024, LOC: Northern Trust Company	205,000	205,000
		6,805,000
Oklahoma 2.3%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 3.91% (a), 5/7/2024, INS: BAM, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000
Oregon 0.9%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series A, 3.7% (a), 5/1/2024, LOC: U.S. Bank NA	1,325,000	1,325,000
Series B, 3.75% (a), 5/1/2024, LOC: TD Bank NA	200,000	200,000
		1,525,000
Pennsylvania 2.2%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 3.83% (a), 5/7/2024, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, Series ECC, 4.15% (a), 5/7/2024, LOC: PNC Bank NA	280,000	280,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 3.83% (a), 5/7/2024, LOC: PNC Bank NA	125,000	125,000
Philadelphia, PA, General Obligation, Series B, 3.73% (a), 5/7/2024, LOC: Barclays Bank PLC	715,000	715,000
		3,620,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, Series B, 3.8% (a), 5/7/2024, LOC: TD Bank NA	960,000	960,000
The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Principal Amount ($)	Value ($)
South Dakota 1.6%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 3.8% (a), 5/7/2024, LOC: U.S. Bank NA	2,545,000	2,545,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 3.7% (a), 5/7/2024, LOC: U.S. Bank NA	700,000	700,000
Texas 2.8%
Harris County, TX, Hospital District Revenue, 3.8% (a), 5/7/2024, LOC: JP Morgan Chase Bank NA	505,000	505,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-1, 3.8% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Series C-2, 3.95% (a), 5/7/2024, LOC: Bank of NY Mellon	1,955,000	1,955,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 3.75% (a), 5/1/2024, LOC: TD Bank NA	825,000	825,000
		4,545,000
Vermont 1.8%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, Series A, 3.94% (a), 5/7/2024, LOC: TD Bank NA	1,760,000	1,760,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 3.96% (a), 5/1/2024, LOC: TD Bank NA	1,115,000	1,115,000
		2,875,000
Virginia 1.4%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 3.75% (a), 5/7/2024, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 3.82% (a), 5/1/2024, LOC: Truist Bank	1,100,000	1,100,000
		2,225,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	15

	Principal Amount ($)	Value ($)
Washington 1.0%
Washington, State Housing Finance Commission, Combridge Apartments, 3.9% (a), 5/7/2024, LIQ: Fannie Mae, LOC: Fannie Mae	1,065,000	1,065,000
Washington, State Housing Finance Commission, The Evergreen School, 3.9% (a), 5/7/2024, LOC: Wells Fargo Bank NA	540,000	540,000
		1,605,000
Other 4.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 3.79% (a), 5/7/2024, LIQ: Freddie Mac	2,370,000	2,370,000
“A” , Series M031, 144A, 3.8% (a), 5/7/2024, LIQ: Freddie Mac	2,400,000	2,400,000
“A” , Series M-055, 144A, MUNIPSA + 0.23%, 3.98% (b), 12/15/2028, GTY: Freddie Mac	2,010,000	2,010,000
		6,780,000
Total Municipal Investments (Cost $161,560,000)		161,560,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $161,560,000)	98.7	161,560,000
Other Assets and Liabilities, Net	1.3	2,072,569
Net Assets	100.0	163,632,569

(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of April 30,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$161,560,000	$—	$161,560,000
Total	$—	$161,560,000	$—	$161,560,000

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	17

Statement of Assets and Liabilities
as of April 30, 2024

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$161,560,000
Cash	4,570
Receivable for investments sold	1,575,000
Receivable for Fund shares sold	94,161
Interest receivable	584,439
Other assets	50,054
Total assets	163,868,224
Liabilities
Payable for Fund shares redeemed	18,905
Distributions payable	123,520
Accrued Trustees' fees	2,092
Other accrued expenses and payables	91,138
Total liabilities	235,655
Net assets, at value	$163,632,569
Net Assets Consist of
Distributable earnings (loss)	(30,917)
Paid-in capital	163,663,486
Net assets, at value	$163,632,569
The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statement of Assets and Liabilities as of April 30, 2024 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($1,040,022 ÷ 1,039,172 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($80,397,268 ÷ 80,331,644 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($35,051,026 ÷ 35,022,401 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,321,008 ÷ 2,319,111 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($41,548,529 ÷ 41,514,492 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($3,274,716 ÷ 3,272,040 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	19

Statement of Operations
for the year ended April 30, 2024

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$5,034,001
Expenses:
Management fee	121,428
Administration fee	142,659
Services to shareholders	94,018
Distribution and service fees	61,785
Custodian fee	3,062
Professional fees	55,629
Reports to shareholders	51,089
Registration fees	112,655
Trustees' fees and expenses	8,098
Other	45,907
Total expenses before expense reductions	696,330
Expense reductions	(297,789)
Total expenses after expense reductions	398,541
Net investment income	4,635,460
Net increase (decrease) in net assets resulting from operations	$4,635,460
The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$4,635,460	$2,673,165
Net realized gain (loss)	—	2,550
Net increase (decrease) in net assets resulting from operations	4,635,460	2,675,715
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(109,235)	(143,285)
DWS Tax-Exempt Money Fund	(2,599,480)	(1,590,316)
DWS Tax-Free Money Fund Class S	(1,127,447)	(692,153)
Service Shares	(80,957)	(61,072)
Tax-Exempt Cash Managed Shares	(620,132)	(187,450)
Tax-Free Investment Class	(98,209)	(84,034)
Total distributions	(4,635,460)	(2,758,310)
Fund share transactions:
Proceeds from shares sold	144,343,953	108,991,170
Reinvestment of distributions	3,866,244	2,447,947
Payments for shares redeemed	(122,967,225)	(149,555,881)
Net increase (decrease) in net assets from Fund share transactions	25,242,972	(38,116,764)
Increase (decrease) in net assets	25,242,972	(38,199,359)
Net assets at beginning of period	138,389,597	176,588,956
Net assets at end of period	$163,632,569	$138,389,597

The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	21

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Cash Premier Shares
	Years Ended April 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.032	.018	.000 *	.000 *	.013
Net realized gain (loss)	—	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.032	.018	.000 *	.000 *	.013
Less distributions from:
Net investment income	(.032 )	(.019 )	(.000 )*	(.000 )*	(.013 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	3.27	1.93	.05	.04	1.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	4	18	26	35
Ratio of expenses before expense reductions (%)	.40	.39	.34	.33	.32
Ratio of expenses after expense reductions (%)	.20	.20	.10	.17	.20
Ratio of net investment income (%)	3.25	1.41	.04	.03	1.25

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

22	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

DWS Tax-Exempt Portfolio — Tax-Exempt Cash Managed Shares
	Years Ended April 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.031	.016	.000 *	.000 *	.011
Net realized gain (loss)	—	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.031	.016	.000 *	.000 *	.011
Less distributions from:
Net investment income	(.031 )	(.017 )	(.000 )*	(.000 )*	(.011 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	3.13	1.76	.02	.01	1.09
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42	8	13	32	32
Ratio of expenses before expense reductions (%)	.54	.54	.49	.50	.51
Ratio of expenses after expense reductions (%)	.34	.37	.11	.19	.38
Ratio of net investment income (%)	3.08	1.68	.02	.01	1.09

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	23

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

24	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2024, the Fund had net tax basis capital loss carryforwards of $3,087 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Tax-Exempt Portfolio:
Undistributed tax-exempt income	$95,691
Capital loss carryforwards	$(3,087)
At April 30, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $161,560,000.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	25

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2024	2023
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$4,635,460	$2,758,310
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

26	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Accordingly, for the year ended April 30, 2024, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.083% of the Fund’s average daily net assets.
For the period from May 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Cash Premier Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.20%.
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Exempt Cash Managed Shares.
In addition, the Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$6,873
DWS Tax-Exempt Money Fund	161,614
DWS Tax-Free Money Fund Class S	75,072
Service Shares	6,787
Tax-Exempt Cash Managed Shares	40,495
Tax-Free Investment Class	6,948
$297,789
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2024, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2024
DWS Tax-Exempt Portfolio	$142,659	$12,992
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	27

between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2024, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2024
DWS Tax-Exempt Cash Premier Shares	$838	$60
DWS Tax-Exempt Money Fund	30,237	4,967
DWS Tax-Free Money Fund Class S	27,474	4,507
Service Shares	8,790	1,003
Tax-Exempt Cash Managed Shares	1,085	215
Tax-Free Investment Class	3,088	528
	$71,512	$11,280
In addition, for the year ended April 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Cash Premier Shares	$12
DWS Tax-Exempt Money Fund	1,044
DWS Tax-Free Money Fund Class S	1,099
$2,155
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2024, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Service Shares	$20,474	$1,374.60%		.60%
Tax-Free Investment Class	8,702	649.25%		.25%
	$29,176	$2,023
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

28	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

For the year ended April 30, 2024, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$30,173	$5,197.15%		.15%
Tax-Free Investment Class	2,436	181.07%		.07%
	$32,609	$5,378
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2024
DWS Tax-Exempt Portfolio	$2,076	$145
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2024, the Fund engaged in securities purchases of $136,345,000 and securities sales of $133,981,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2024.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	29

DWS Tax-Exempt Portfolio
	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	8,324,577	$8,324,577	12,783,030	$12,783,030
DWS Tax-Exempt Money Fund	23,146,328	23,146,328	25,560,650	25,560,650
DWS Tax-Free Money Fund Class S	3,981,991	3,981,991	6,507,344	6,507,344
Service Shares	12,926,639	12,926,639	22,978,306	22,978,306
Tax-Exempt Cash Managed Shares	87,866,500	87,866,500	36,205,002	36,205,002
Tax-Free Investment Class	8,091,873	8,091,873	4,950,129	4,950,129
Account maintenance fees	—	6,045	—	6,709
		$144,343,953		$108,991,170
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	47,105	$47,105	74,911	$74,911
DWS Tax-Exempt Money Fund	2,563,620	2,563,620	1,568,113	1,568,113
DWS Tax-Free Money Fund Class S	1,073,698	1,073,698	660,499	660,499
Service Shares	80,178	80,178	59,956	59,956
Tax-Exempt Cash Managed Shares	3,605	3,605	2,175	2,175
Tax-Free Investment Class	98,038	98,038	82,293	82,293
		$3,866,244		$2,447,947
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(11,326,900)	$(11,326,900)	(26,573,764)	$(26,573,764)
DWS Tax-Exempt Money Fund	(26,677,263)	(26,677,263)	(38,876,956)	(38,876,956)
DWS Tax-Free Money Fund Class S	(6,585,825)	(6,585,825)	(7,718,432)	(7,718,432)
Service Shares	(15,668,413)	(15,668,413)	(23,370,709)	(23,370,709)
Tax-Exempt Cash Managed Shares	(54,259,800)	(54,259,800)	(41,466,686)	(41,466,686)
Tax-Free Investment Class	(8,449,024)	(8,449,024)	(11,549,334)	(11,549,334)
		$(122,967,225)		$(149,555,881)

30	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(2,955,218)	$(2,955,218)	(13,715,823)	$(13,715,823)
DWS Tax-Exempt Money Fund	(967,315)	(967,315)	(11,748,193)	(11,748,193)
DWS Tax-Free Money Fund Class S	(1,530,136)	(1,530,136)	(550,589)	(550,589)
Service Shares	(2,661,596)	(2,661,596)	(332,447)	(332,447)
Tax-Exempt Cash Managed Shares	33,610,305	33,610,305	(5,259,509)	(5,259,509)
Tax-Free Investment Class	(259,113)	(259,113)	(6,516,912)	(6,516,912)
Account maintenance fees	—	6,045	—	6,709
		$25,242,972		$(38,116,764)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	31

action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities.

32	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Tax Exempt Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	33

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 20, 2024

34	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Tax-Exempt Cash Premier Shares and Tax-Exempt Cash Managed Shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023 to April 30, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	35

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2024 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/23	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,015.90	$1,015.20
Expenses Paid per $1,000*	$1.00	$1.70
Hypothetical 5% Fund Return
Beginning Account Value 11/1/23	$1,000.00	$1,000.00
Ending Account Value 4/30/24	$1,023.87	$1,023.17
Expenses Paid per $1,000*	$1.01	$1.71

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	DWS Tax-Exempt Cash Premier Shares	Tax-Exempt Cash Managed Shares
DWS Tax-Exempt Portfolio	.20%	.34%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information (Unaudited)
Of the dividends paid from net investment income for the taxable year ended April 30, 2024, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

36	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	37

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

38	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	39

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (4th quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (4th quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

40	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	41

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston
Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Former Managing General Partner, Exeter Capital Partners (a series of private investment funds) (1986–2023); Former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	68	—
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member or Advisory Board Member since 2023[3]	Senior Fellow in Applied Finance, Department of Finance, Opus College of Business at the University of St. Thomas (1987–present); Directorships: The Meritex Company (2017–present); and The Hardenbergh Foundation (2021–present); Former Directorships: Driessen Water, Inc. (2016–2023); Mairs & Power Funds Trust (mutual funds) (2010–2022); and Crescent Electric Supply Company (2010–2019)	21[4]	—

42	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Hoffman Center
for Business Ethics, Bentley University;
formerly: Partner, Palmer & Dodge (law firm)
(1988–1990); Vice President of Corporate
Affairs and General Counsel, Filene’s (retail)
(1978–1988); Directorships: Trustee and
former Chairman of the Board, Southwest
Florida Community Foundation (charitable
organization); Former Directorships: ICI
Mutual Insurance Company (2007–2015); Sun
Capital Advisers Trust (mutual funds)
(2007–2012); Investment Company Institute
(audit, executive, nominating committees)
and Independent Directors Council
(governance, executive committees)
		68	—
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International
Banking and Professor of Finance, The
Wharton School, University of Pennsylvania
(1972–present); formerly: Director, The
Wharton Financial Institutions Center
(1994–2020); Vice Dean and Director,
Wharton Undergraduate Division (1995–2000)
and Director, The Lauder Institute of
International Management Studies
(2000–2006); Member FDIC Systemic Risk
Advisory Committee (2011–present),
Member Systemic Risk Council
(2012–present) and Member of the Advisory
Board of the Yale Program on Financial
Stability (2013–present); Former
Directorships: Co-Chair of the Shadow
Financial Regulatory Committee (2003–2015),
Executive Director of The Financial
Economists Roundtable (2008–2015),
Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund
(2007–2018), Director, The Aberdeen Japan
Fund (2007–2021) and Nonexecutive Director
of Barclays Bank DE (2010–2018)
		68	—
Chad D. Perry (1972) Board Member since 2021	Executive Vice President, General Counsel and Secretary, RLJ Lodging Trust[2] (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (2011–2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	68	Director, Great Elm Capital Corp. (business development company) (since 2022)

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	43

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since July
2023); Formerly: Executive Vice President,
The Glenmede Trust Company (investment
trust and wealth management) (1983–2004);
Board Member, Investor Education (charitable
organization) (2004–2005); Former
Directorships: Trustee, Executive Committee,
Philadelphia Chamber of Commerce
(2001–2007); Director, Viasys Health Care[2]
(January 2007–June 2007); Trustee, Thomas
Jefferson Foundation (charitable organization)
(1994–2012); President, Chief Executive
Officer and Director (1994–2020) and Senior
Advisor (2020–2021), The Pew Charitable
Trusts (charitable organization); Director,
BioTelemetry Inc.[2] (acquired by Royal Philips
in 2021) (healthcare) (2009–2021); Director,
Becton Dickinson and Company[2] (medical
technology company) (2012–2022)
		68	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016–present) and Professor of Accounting (1994–present); Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016–2019)	68	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	68	—

44	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Head of Americas CEO Office, DWS (2023–present), Head
of Fund Administration, Head of Product Americas and Head
of U.S. Mutual Funds, DWS (2017–present); Vice President,
DWS Service Company (2018–present); President, DB
Investment Managers, Inc. (2018–present); President and
Chief Executive Officer, The European Equity Fund, Inc., The
New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017–present); Vice President, DWS
Investment Management Americas, Inc. (2023–present);
formerly: Vice President for the Deutsche funds
(2016–2017); Assistant Secretary for the DWS funds
(2013–2019); Secretary, DWS USA Corporation (2018–2023);
Assistant Secretary, DWS Investment Management
Americas, Inc. (2018–2023); Assistant Secretary, DWS Trust
Company (2018–2023); Assistant Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2013–2020);
Assistant Secretary, DWS Distributors, Inc. (2018–2023);
Directorships: Director of DWS Service Company
(2018–present); Director of DB Investment Managers, Inc.
(2018–present); Director of Episcopalian Charities of New
York (2018–present); Interested Director of The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2020–present);
Director of ICI Mutual Insurance Company (2020–present);
Director of DWS USA Corporation (2023–present); Director
of DWS Investment Management Americas, Inc.
(2023–present); and Manager of DBX Advisors
LLC. (2023–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal
Officer, DWS Investment Management Americas, Inc.
(2015–present); Director and Vice President, DWS Trust
Company (2016–present); Secretary, DBX ETF Trust
(2020–present); Vice President, DBX Advisors LLC
(2021–present); Secretary, The European Equity Fund, Inc.,
The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2011–present); formerly: Secretary,
Deutsche Investment Management Americas Inc.
(2015–2017); and Assistant Secretary, DBX ETF
Trust (2019–2020)

Ciara Crawford[9] (1984) Assistant Secretary, 2019–present
Fund Administration (Specialist), DWS (2015–present);
Assistant Secretary, DWS Service Company (2018–present);
Assistant Secretary of U.S. Mutual Funds, DWS
(2019–present); Assistant Secretary, DWS USA Corporation
(2023–present); Assistant Secretary, DBX Advisors, LLC
(2023–present); Assistant Secretary, DWS Investment
Management Americas, Inc. (2023–present); Assistant Clerk,
DWS Trust Company (2023–present); formerly, Legal
Assistant at Accelerated Tax Solutions

Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer’s Office (Head since 2024),
DWS; Treasurer, Chief Financial Officer and Controller, DBX
ETF Trust (2019–present); Treasurer and Chief Financial
Officer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present); formerly: Assistant Treasurer for the DWS
funds (2007–2018); and Co-Head of DWS Treasurer’s
Office (2018–2024)

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	45

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Yvonne Wong[8] (1960) Assistant Treasurer, since December 1, 2023	Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer’s Office, Head of Accounting
and Vendor Oversight (since 2024), DWS; Director and Vice
President, DWS Trust Company (2018–present); Assistant
Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present) Formerly: Co-Head of DWS Treasurer’s
Office (2018–2024)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead),
DWS; Chief Compliance Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2016–present)

Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX
ETF Trust (2020–present); Chief Legal Officer, DBX Advisors
LLC (2020–present); Chief Legal Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2012–present);
formerly: Secretary, Deutsche AM Distributors, Inc.
(2002–2017); Secretary, Deutsche AM Service Company
(2010–2017); and Chief Legal Officer, DBX Strategic Advisors
LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, 2021–present
Senior Team Lead Anti-Financial Crime and Compliance,
DWS; AML Officer, DWS Trust Company (2021–present);
AML Officer, DBX ETF Trust (2021–present); AML Officer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2021–present); formerly: DWS UK & Ireland Head of
Anti-Financial Crime and MLRO

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Ms. Daugherty is an Advisory Board Member of Deutsche DWS Asset Allocation Trust,
Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc.,
Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS
International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments
VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust,
Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free
Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Ms.
Daugherty is a Board Member of each other Trust.

[4]
Ms. Daugherty oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Ms. Daugherty is an Advisory Board Member of various
Trusts/Corporations comprised of 47 funds in the DWS Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”  of the Advisor within the meaning of the
1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, New York 10022.

46	|	DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares

[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Tax-Exempt Cash Premier Shares Tax-Exempt Cash Managed Shares	|	47

222 South Riverside Plaza
Chicago, IL 60606-5808
STIM-2
(R-027589-13 6/24)

April 30, 2024
Annual Report
to Shareholders
DWS Tax-Exempt Portfolio
DWS Tax-Exempt Money Fund

Contents
4	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
17	Statement of Assets and Liabilities
19	Statement of Operations
20	Statements of Changes in Net Assets
21	Financial Highlights
22	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
33	Information About Your Fund’s Expenses
34	Tax Information
35	Other Information
36	Advisory Agreement Board Considerations and Fee Evaluation
40	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Exempt Money Fund

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the Fund’s investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Tax-Exempt Money Fund	|	3

Portfolio Management Review(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
For the 12 months ended April 30, 2024, yields finished higher across the money market yield curve as the U.S. Federal Reserve (Fed) raised its benchmark overnight lending rate twice early in the period in the effort to rein in inflation.
As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%. With the U.S. economy and employment displaying surprising strength in the face of its past tightening, the Fed would implement additional 25 basis point increases at its early May and late July meetings, leaving the fed funds target range at 5.25% to 5.50%. The Fed held rates steady at its last three meetings of 2023, citing the improving inflation outlook.
Entering the new year with inflation trending lower, the markets were anticipating that the Fed would implement as many as six or seven rate cuts in 2024, with the first coming as soon as March. However, these hopes were tempered as the U.S. economy and labor market continued to post robust numbers, largely dispelling concerns around a potential recession. In addition, while inflation data continued to trend closer to the Fed’s 2% target, the pace of progress remained highly incremental. Against this backdrop of lingering inflation and economic resilience, the consensus outlook shifted by the end of the first quarter to three Fed rate cuts in 2024 with the first occurring in June. March inflation data posted in April reflected an uptick, leading investors to further push back expectations for any rate cut to the fall.
Investment Objective
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

4	|	DWS Tax-Exempt Money Fund

“As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%.”
As of April 30, 2024, yields of one-month, six-month and one-year Treasury bills were 5.48%, 5.44% and 5.25%, respectively, versus 4.35%, 5.06% and 4.80%, respectively, as of April 30, 2023 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
For the DWS Tax Exempt Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended April 30, 2024. During the period, we emphasized floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations for short-term tax-exempt rates to stay higher-for-longer alongside current Fed policy to keep its benchmark rate at elevated levels for a relatively extended period. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes.)
Negative Contributors to Fund Performance
For the DWS Tax Exempt Portfolio, the types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
While the Fed still appears to be at the end of its rate hiking cycle, the market has repeatedly trimmed expectations for the timing of rate cuts. While the course of Fed policy is uncertain and subject to changes in conditions, we have been evaluating opportunities to extend portfolio duration in order to lock in higher yields.
We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.

DWS Tax-Exempt Money Fund	|	5

Fund Performance (as of April 30, 2024)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Tax-Exempt Money Fund	3.40%*
Equivalent Taxable Yield	5.75%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been 3.17% had certain expenses not been reduced.
**
The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant upward, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.
Duration, which is expressed in years, measures the sensitivity of the price of a bond or bond fund to a change in interest rates.

6	|	DWS Tax-Exempt Money Fund

Portfolio Summary(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/24	4/30/23
Variable Rate Demand Notes	88%	78%
Variable Rate Demand Preferred Shares	6%	8%
Tax-Exempt Commercial Paper	5%	13%
Floating-Rate Notes	1%	1%
	100%	100%

Weighted Average Maturity	4/30/24	4/30/23
Cash Account Trust — DWS Tax-Exempt Portfolio	5 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	26 days	15 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 8. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Exempt Money Fund	|	7

Investment Portfolioas of April 30, 2024

	Principal Amount ($)	Value ($)
Municipal Investments 98.7%
Arizona 3.1%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 3.7% (a), 5/1/2024, LOC: JP Morgan Chase Bank NA	5,000,000	5,000,000
California 14.6%
California, East Bay Muncipal Utility District:
Series A-1, TECP, 3.5%, 5/2/2024	4,400,000	4,400,000
Series A-2, TECP, 3.5%, 5/2/2024	2,150,000	2,150,000
California, General Obligation:
Series A-2, TECP, 3.3%, 5/6/2024	2,000,000	2,000,000
Series A-2, 3.5% (a), 5/1/2024, LOC: State Street B&T Co.	1,360,000	1,360,000
Series A-1, 3.6% (a), 5/1/2024, LOC: Barclays Bank PLC	2,120,000	2,120,000
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 3.9% (a), 5/1/2024, LOC: Barclays Bank PLC	2,000,000	2,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 3.36% (a), 5/7/2024, LOC: Wells Fargo Bank NA	1,300,000	1,300,000
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 3.86% (a), 5/7/2024, LIQ: Societe Generale	3,000,000	3,000,000
Nuveen Municipal Credit Opportunities Fund, Series W, 144A, AMT, 3.87% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	5,600,000	5,600,000
		23,930,000
Colorado 0.3%
Colorado, State Housing & Finance Authority, “I” , Series SF, 3.75% (a), 5/7/2024, SPA: Royal Bank of Canada	475,000	475,000
Florida 2.6%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 3.8% (a), 5/7/2024, LIQ: Fannie Mae, LOC: Fannie Mae	1,030,000	1,030,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 3.77% (a), 5/7/2024, LOC: TD Bank NA	1,275,000	1,275,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 3.78% (a), 5/7/2024, LOC: Northern Trust Company	1,100,000	1,100,000
The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 3.82% (a), 5/7/2024, LOC: Wells Fargo Bank NA	80,000	80,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 3.8% (a), 5/7/2024, LOC: Freddie Mac	825,000	825,000
		4,310,000
Georgia 0.3%
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 3.92% (a), 5/7/2024, LOC: Wells Fargo Bank NA	550,000	550,000
Illinois 12.9%
Brookfield, IL, Zoo Project, 3.75% (a), 5/7/2024, LOC: Northern Trust Company	1,000,000	1,000,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 3.8% (a), 5/7/2024, LOC: Barclays Bank PLC	2,100,000	2,100,000
Illinois, State Development Finance Authority, American Youth Hostels Project, Series A, 3.76% (a), 5/7/2024, LOC: BMO Harris Bank NA	420,000	420,000
Illinois, State Development Finance Authority, Ignatius College Project, 3.78% (a), 5/7/2024, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 3.75% (a), 5/7/2024, LOC: BMO Harris Bank NA	6,100,000	6,100,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 3.7% (a), 5/7/2024, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 3.76% (a), 5/7/2024, LOC: BMO Harris Bank NA	2,175,000	2,175,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 3.83% (a), 5/7/2024, LOC: Northern Trust Company	1,835,000	1,835,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.85% (a), 5/1/2024, LOC: Wells Fargo Bank NA	3,155,000	3,155,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 3.83% (a), 5/7/2024, LOC: Freddie Mac	815,000	815,000
		21,150,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	9

	Principal Amount ($)	Value ($)
Indiana 0.9%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 3.97% (a), 5/7/2024, LOC: Federal Home Loan Bank	590,000	590,000
St. Joseph County, IN, Economic Development Revenue, 3.81% (a), 5/7/2024, LOC: PNC Bank NA	895,000	895,000
		1,485,000
Iowa 3.3%
Iowa, Single-Family Finance Authority, Series B, 3.75% (a), 5/7/2024, SPA: Royal Bank of Canada	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 3.8% (a), 5/7/2024	1,400,000	1,400,000
		5,400,000
Kansas 0.7%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.8% (a), 5/1/2024, LOC: U.S. Bank NA	155,000	155,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 3.81% (a), 5/7/2024, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,155,000
Kentucky 0.7%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 3.8% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 3.7% (a), 5/1/2024, LOC: PNC Bank NA	850,000	850,000
		1,150,000
Louisiana 2.8%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 3.73% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	2,310,000	2,310,000
Louisiana, State Gasoline & Fuels Tax Revenue, Series A-2, 3.75% (a), 5/1/2024, LOC: Toronto-dominion Bank	1,800,000	1,800,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 3.83% (a), 5/7/2024, LOC: Freddie Mac	535,000	535,000
		4,645,000
The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Maryland 0.8%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 3.81% (a), 5/7/2024, LOC: PNC Bank NA	1,285,000	1,285,000
Massachusetts 4.5%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 3.68% (a), 5/7/2024, LOC: TD Bank NA	1,850,000	1,850,000
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.65% (a), 5/1/2024, LOC: Bank of America NA	3,160,000	3,160,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2-R, 3.75% (a), 5/1/2024, LOC: TD Bank NA	300,000	300,000
Massachusetts, State Water Resources Authority:
Series A1, 3.75% (a), 5/7/2024, SPA: JP Morgan Chase Bank NA	1,945,000	1,945,000
Series A-3, 3.75% (a), 5/7/2024, SPA: Wells Fargo Bank NA	120,000	120,000
		7,375,000
Minnesota 2.9%
Rochester City, MN, Village Capital Corp., Series C, 3.86% (a), 5/7/2024, LOC: Federal Home Loan Bank	4,800,000	4,800,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 3.7% (a), 5/7/2024, GTY: Chevron Corp.	50,000	50,000
Missouri 2.0%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 3.94% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	1,510,000	1,510,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 3.65% (a), 5/1/2024, LOC: Barclays Bank PLC	200,000	200,000
Series B, 3.7% (a), 5/1/2024, LOC: U.S. Bank NA	115,000	115,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 3.74% (a), 5/7/2024, LOC: U.S. Bank NA	1,180,000	1,180,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 3.92% (a), 5/7/2024, LOC: Bank of America NA	295,000	295,000
		3,300,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	11

	Principal Amount ($)	Value ($)
Nebraska 1.4%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 3.8% (a), 5/7/2024	2,200,000	2,200,000
Nevada 2.0%
Clark County, NV, Airport Systems Revenue, Series D-3, 3.87% (a), 5/7/2024, LOC: Bank of America NA	3,315,000	3,315,000
New Jersey 0.2%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 3.75% (a), 5/7/2024, LOC: JP Morgan Chase Bank NA	400,000	400,000
New York 17.1%
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 3.8% (a), 5/7/2024, LOC: TD Bank NA	1,500,000	1,500,000
Series 2012-G1, 3.85% (a), 5/1/2024, LOC: Barclays Bank PLC	2,125,000	2,125,000
Series E-1, 3.85% (a), 5/1/2024, LOC: Barclays Bank PLC	4,090,000	4,090,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 3.58% (a), 5/7/2024, LOC: Fannie Mae	370,000	370,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 3.75% (a), 5/7/2024, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B, 3.75% (a), 5/1/2024, LOC: TD Bank NA	1,745,000	1,745,000
Series B-4C, 3.75% (a), 5/1/2024, LOC: U.S. Bank NA	2,100,000	2,100,000
Series A, 3.75% (a), 5/7/2024, LOC: Barclays Bank PLC	800,000	800,000
New York, NY, General Obligation:
Series L-4, 3.75% (a), 5/1/2024, LOC: U.S. Bank NA	3,500,000	3,500,000
Series D-5, 3.78% (a), 5/7/2024, LOC: PNC Bank NA	900,000	900,000
Series A-3, 3.8% (a), 5/1/2024, LOC: Mizuho Bank Ltd.	1,800,000	1,800,000
Series G-6, 3.85% (a), 5/1/2024, LOC: Mizuho Bank Ltd.	1,200,000	1,200,000
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 3.72% (a), 5/7/2024, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series DD-3B, 3.75% (a), 5/1/2024, SPA: State Street B&T Co.	200,000	200,000
Series EE-2, 3.75% (a), 5/1/2024, LIQ: State Street B&T Co.	5,300,000	5,300,000
Series F-2, 3.75% (a), 5/1/2024, LOC: Citibank NA	1,855,000	1,855,000
		27,960,000
The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
North Carolina 2.3%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 3.75% (a), 5/1/2024, LOC: Royal Bank of Canada	3,690,000	3,690,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 3.81% (a), 5/7/2024, LOC: Northern Trust Company	6,600,000	6,600,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 3.8% (a), 5/7/2024, LOC: Northern Trust Company	205,000	205,000
		6,805,000
Oklahoma 2.3%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 3.91% (a), 5/7/2024, INS: BAM, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000
Oregon 0.9%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series A, 3.7% (a), 5/1/2024, LOC: U.S. Bank NA	1,325,000	1,325,000
Series B, 3.75% (a), 5/1/2024, LOC: TD Bank NA	200,000	200,000
		1,525,000
Pennsylvania 2.2%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 3.83% (a), 5/7/2024, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, Series ECC, 4.15% (a), 5/7/2024, LOC: PNC Bank NA	280,000	280,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 3.83% (a), 5/7/2024, LOC: PNC Bank NA	125,000	125,000
Philadelphia, PA, General Obligation, Series B, 3.73% (a), 5/7/2024, LOC: Barclays Bank PLC	715,000	715,000
		3,620,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, Series B, 3.8% (a), 5/7/2024, LOC: TD Bank NA	960,000	960,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	13

	Principal Amount ($)	Value ($)
South Dakota 1.6%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 3.8% (a), 5/7/2024, LOC: U.S. Bank NA	2,545,000	2,545,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 3.7% (a), 5/7/2024, LOC: U.S. Bank NA	700,000	700,000
Texas 2.8%
Harris County, TX, Hospital District Revenue, 3.8% (a), 5/7/2024, LOC: JP Morgan Chase Bank NA	505,000	505,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-1, 3.8% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Series C-2, 3.95% (a), 5/7/2024, LOC: Bank of NY Mellon	1,955,000	1,955,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 3.75% (a), 5/1/2024, LOC: TD Bank NA	825,000	825,000
		4,545,000
Vermont 1.8%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, Series A, 3.94% (a), 5/7/2024, LOC: TD Bank NA	1,760,000	1,760,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 3.96% (a), 5/1/2024, LOC: TD Bank NA	1,115,000	1,115,000
		2,875,000
Virginia 1.4%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 3.75% (a), 5/7/2024, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 3.82% (a), 5/1/2024, LOC: Truist Bank	1,100,000	1,100,000
		2,225,000
The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Washington 1.0%
Washington, State Housing Finance Commission, Combridge Apartments, 3.9% (a), 5/7/2024, LIQ: Fannie Mae, LOC: Fannie Mae	1,065,000	1,065,000
Washington, State Housing Finance Commission, The Evergreen School, 3.9% (a), 5/7/2024, LOC: Wells Fargo Bank NA	540,000	540,000
		1,605,000
Other 4.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 3.79% (a), 5/7/2024, LIQ: Freddie Mac	2,370,000	2,370,000
“A” , Series M031, 144A, 3.8% (a), 5/7/2024, LIQ: Freddie Mac	2,400,000	2,400,000
“A” , Series M-055, 144A, MUNIPSA + 0.23%, 3.98% (b), 12/15/2028, GTY: Freddie Mac	2,010,000	2,010,000
		6,780,000
Total Municipal Investments (Cost $161,560,000)		161,560,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $161,560,000)	98.7	161,560,000
Other Assets and Liabilities, Net	1.3	2,072,569
Net Assets	100.0	163,632,569

(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of April 30,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	15

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$161,560,000	$—	$161,560,000
Total	$—	$161,560,000	$—	$161,560,000

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Exempt Money Fund

Statement of Assets and Liabilities
as of April 30, 2024

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$161,560,000
Cash	4,570
Receivable for investments sold	1,575,000
Receivable for Fund shares sold	94,161
Interest receivable	584,439
Other assets	50,054
Total assets	163,868,224
Liabilities
Payable for Fund shares redeemed	18,905
Distributions payable	123,520
Accrued Trustees' fees	2,092
Other accrued expenses and payables	91,138
Total liabilities	235,655
Net assets, at value	$163,632,569
Net Assets Consist of
Distributable earnings (loss)	(30,917)
Paid-in capital	163,663,486
Net assets, at value	$163,632,569
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	17

Statement of Assets and Liabilities as of April 30, 2024 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($1,040,022 ÷ 1,039,172 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($80,397,268 ÷ 80,331,644 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($35,051,026 ÷ 35,022,401 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,321,008 ÷ 2,319,111 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($41,548,529 ÷ 41,514,492 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($3,274,716 ÷ 3,272,040 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Exempt Money Fund

Statement of Operations
for the year ended April 30, 2024

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$5,034,001
Expenses:
Management fee	121,428
Administration fee	142,659
Services to shareholders	94,018
Distribution and service fees	61,785
Custodian fee	3,062
Professional fees	55,629
Reports to shareholders	51,089
Registration fees	112,655
Trustees' fees and expenses	8,098
Other	45,907
Total expenses before expense reductions	696,330
Expense reductions	(297,789)
Total expenses after expense reductions	398,541
Net investment income	4,635,460
Net increase (decrease) in net assets resulting from operations	$4,635,460
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	19

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$4,635,460	$2,673,165
Net realized gain (loss)	—	2,550
Net increase (decrease) in net assets resulting from operations	4,635,460	2,675,715
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(109,235)	(143,285)
DWS Tax-Exempt Money Fund	(2,599,480)	(1,590,316)
DWS Tax-Free Money Fund Class S	(1,127,447)	(692,153)
Service Shares	(80,957)	(61,072)
Tax-Exempt Cash Managed Shares	(620,132)	(187,450)
Tax-Free Investment Class	(98,209)	(84,034)
Total distributions	(4,635,460)	(2,758,310)
Fund share transactions:
Proceeds from shares sold	144,343,953	108,991,170
Reinvestment of distributions	3,866,244	2,447,947
Payments for shares redeemed	(122,967,225)	(149,555,881)
Net increase (decrease) in net assets from Fund share transactions	25,242,972	(38,116,764)
Increase (decrease) in net assets	25,242,972	(38,199,359)
Net assets at beginning of period	138,389,597	176,588,956
Net assets at end of period	$163,632,569	$138,389,597

The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Exempt Money Fund

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Exempt Money Fund
	Years Ended April 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.032	.018	.000 *	.000 *	.012
Net realized gain (loss)	—	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.032	.018	.000 *	.000 *	.012
Less distributions from:
Net investment income	(.032 )	(.019 )	(.000 )*	(.000 )*	(.012 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	3.25	1.91	.04	.03	1.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	80	81	93	109	117
Ratio of expenses before expense reductions (%)	.42	.41	.37	.35	.35
Ratio of expenses after expense reductions (%)	.22	.22	.10	.17	.22
Ratio of net investment income (%)	3.20	1.79	.04	.03	1.24

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

DWS Tax-Exempt Money Fund	|	21

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Exempt Money Fund, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

22	|	DWS Tax-Exempt Money Fund

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2024, the Fund had net tax basis capital loss carryforwards of $3,087 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Tax-Exempt Portfolio:
Undistributed tax-exempt income	$95,691
Capital loss carryforwards	$(3,087)
At April 30, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $161,560,000.

DWS Tax-Exempt Money Fund	|	23

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2024	2023
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$4,635,460	$2,758,310
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

24	|	DWS Tax-Exempt Money Fund

Accordingly, for the year ended April 30, 2024, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.083% of the Fund’s average daily net assets.
For the period from May 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.40%.
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Exempt Money Fund.
In addition, the Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$6,873
DWS Tax-Exempt Money Fund	161,614
DWS Tax-Free Money Fund Class S	75,072
Service Shares	6,787
Tax-Exempt Cash Managed Shares	40,495
Tax-Free Investment Class	6,948
$297,789
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2024, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2024
DWS Tax-Exempt Portfolio	$142,659	$12,992
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement

DWS Tax-Exempt Money Fund	|	25

between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2024, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2024
DWS Tax-Exempt Cash Premier Shares	$838	$60
DWS Tax-Exempt Money Fund	30,237	4,967
DWS Tax-Free Money Fund Class S	27,474	4,507
Service Shares	8,790	1,003
Tax-Exempt Cash Managed Shares	1,085	215
Tax-Free Investment Class	3,088	528
	$71,512	$11,280
In addition, for the year ended April 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Cash Premier Shares	$12
DWS Tax-Exempt Money Fund	1,044
DWS Tax-Free Money Fund Class S	1,099
$2,155
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2024, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Service Shares	$20,474	$1,374.60%		.60%
Tax-Free Investment Class	8,702	649.25%		.25%
	$29,176	$2,023
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

26	|	DWS Tax-Exempt Money Fund

For the year ended April 30, 2024, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$30,173	$5,197.15%		.15%
Tax-Free Investment Class	2,436	181.07%		.07%
	$32,609	$5,378
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2024
DWS Tax-Exempt Portfolio	$2,076	$145
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2024, the Fund engaged in securities purchases of $136,345,000 and securities sales of $133,981,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2024.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:

DWS Tax-Exempt Money Fund	|	27

DWS Tax-Exempt Portfolio
	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	8,324,577	$8,324,577	12,783,030	$12,783,030
DWS Tax-Exempt Money Fund	23,146,328	23,146,328	25,560,650	25,560,650
DWS Tax-Free Money Fund Class S	3,981,991	3,981,991	6,507,344	6,507,344
Service Shares	12,926,639	12,926,639	22,978,306	22,978,306
Tax-Exempt Cash Managed Shares	87,866,500	87,866,500	36,205,002	36,205,002
Tax-Free Investment Class	8,091,873	8,091,873	4,950,129	4,950,129
Account maintenance fees	—	6,045	—	6,709
		$144,343,953		$108,991,170
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	47,105	$47,105	74,911	$74,911
DWS Tax-Exempt Money Fund	2,563,620	2,563,620	1,568,113	1,568,113
DWS Tax-Free Money Fund Class S	1,073,698	1,073,698	660,499	660,499
Service Shares	80,178	80,178	59,956	59,956
Tax-Exempt Cash Managed Shares	3,605	3,605	2,175	2,175
Tax-Free Investment Class	98,038	98,038	82,293	82,293
		$3,866,244		$2,447,947
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(11,326,900)	$(11,326,900)	(26,573,764)	$(26,573,764)
DWS Tax-Exempt Money Fund	(26,677,263)	(26,677,263)	(38,876,956)	(38,876,956)
DWS Tax-Free Money Fund Class S	(6,585,825)	(6,585,825)	(7,718,432)	(7,718,432)
Service Shares	(15,668,413)	(15,668,413)	(23,370,709)	(23,370,709)
Tax-Exempt Cash Managed Shares	(54,259,800)	(54,259,800)	(41,466,686)	(41,466,686)
Tax-Free Investment Class	(8,449,024)	(8,449,024)	(11,549,334)	(11,549,334)
		$(122,967,225)		$(149,555,881)

28	|	DWS Tax-Exempt Money Fund

	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(2,955,218)	$(2,955,218)	(13,715,823)	$(13,715,823)
DWS Tax-Exempt Money Fund	(967,315)	(967,315)	(11,748,193)	(11,748,193)
DWS Tax-Free Money Fund Class S	(1,530,136)	(1,530,136)	(550,589)	(550,589)
Service Shares	(2,661,596)	(2,661,596)	(332,447)	(332,447)
Tax-Exempt Cash Managed Shares	33,610,305	33,610,305	(5,259,509)	(5,259,509)
Tax-Free Investment Class	(259,113)	(259,113)	(6,516,912)	(6,516,912)
Account maintenance fees	—	6,045	—	6,709
		$25,242,972		$(38,116,764)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and

DWS Tax-Exempt Money Fund	|	29

action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities.

30	|	DWS Tax-Exempt Money Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Tax Exempt Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Tax-Exempt Money Fund	|	31

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 20, 2024

32	|	DWS Tax-Exempt Money Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Tax-Exempt Money Fund; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023 to April 30, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Tax-Exempt Money Fund	|	33

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2024 (Unaudited)

Actual Fund Return	DWS Tax-Exempt Money Fund
Beginning Account Value 11/1/23	$1,000.00
Ending Account Value 4/30/24	$1,015.80
Expenses Paid per $1,000*	$1.10
Hypothetical 5% Fund Return
Beginning Account Value 11/1/23	$1,000.00
Ending Account Value 4/30/24	$1,023.77
Expenses Paid per $1,000*	$1.11

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	DWS Tax-Exempt Money Fund
DWS Tax-Exempt Portfolio	.22%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information (Unaudited)
Of the dividends paid from net investment income for the taxable year ended April 30, 2024, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

34	|	DWS Tax-Exempt Money Fund

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Tax-Exempt Money Fund	|	35

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

36	|	DWS Tax-Exempt Money Fund

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment

DWS Tax-Exempt Money Fund	|	37

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (4th quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (4th quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

38	|	DWS Tax-Exempt Money Fund

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Tax-Exempt Money Fund	|	39

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston
Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Former Managing General Partner, Exeter Capital Partners (a series of private investment funds) (1986–2023); Former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	68	—
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member or Advisory Board Member since 2023[3]	Senior Fellow in Applied Finance, Department of Finance, Opus College of Business at the University of St. Thomas (1987–present); Directorships: The Meritex Company (2017–present); and The Hardenbergh Foundation (2021–present); Former Directorships: Driessen Water, Inc. (2016–2023); Mairs & Power Funds Trust (mutual funds) (2010–2022); and Crescent Electric Supply Company (2010–2019)	21[4]	—

40	|	DWS Tax-Exempt Money Fund

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Hoffman Center
for Business Ethics, Bentley University;
formerly: Partner, Palmer & Dodge (law firm)
(1988–1990); Vice President of Corporate
Affairs and General Counsel, Filene’s (retail)
(1978–1988); Directorships: Trustee and
former Chairman of the Board, Southwest
Florida Community Foundation (charitable
organization); Former Directorships: ICI
Mutual Insurance Company (2007–2015); Sun
Capital Advisers Trust (mutual funds)
(2007–2012); Investment Company Institute
(audit, executive, nominating committees)
and Independent Directors Council
(governance, executive committees)
		68	—
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International
Banking and Professor of Finance, The
Wharton School, University of Pennsylvania
(1972–present); formerly: Director, The
Wharton Financial Institutions Center
(1994–2020); Vice Dean and Director,
Wharton Undergraduate Division (1995–2000)
and Director, The Lauder Institute of
International Management Studies
(2000–2006); Member FDIC Systemic Risk
Advisory Committee (2011–present),
Member Systemic Risk Council
(2012–present) and Member of the Advisory
Board of the Yale Program on Financial
Stability (2013–present); Former
Directorships: Co-Chair of the Shadow
Financial Regulatory Committee (2003–2015),
Executive Director of The Financial
Economists Roundtable (2008–2015),
Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund
(2007–2018), Director, The Aberdeen Japan
Fund (2007–2021) and Nonexecutive Director
of Barclays Bank DE (2010–2018)
		68	—
Chad D. Perry (1972) Board Member since 2021	Executive Vice President, General Counsel and Secretary, RLJ Lodging Trust[2] (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (2011–2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	68	Director, Great Elm Capital Corp. (business development company) (since 2022)

DWS Tax-Exempt Money Fund	|	41

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since July
2023); Formerly: Executive Vice President,
The Glenmede Trust Company (investment
trust and wealth management) (1983–2004);
Board Member, Investor Education (charitable
organization) (2004–2005); Former
Directorships: Trustee, Executive Committee,
Philadelphia Chamber of Commerce
(2001–2007); Director, Viasys Health Care[2]
(January 2007–June 2007); Trustee, Thomas
Jefferson Foundation (charitable organization)
(1994–2012); President, Chief Executive
Officer and Director (1994–2020) and Senior
Advisor (2020–2021), The Pew Charitable
Trusts (charitable organization); Director,
BioTelemetry Inc.[2] (acquired by Royal Philips
in 2021) (healthcare) (2009–2021); Director,
Becton Dickinson and Company[2] (medical
technology company) (2012–2022)
		68	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016–present) and Professor of Accounting (1994–present); Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016–2019)	68	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	68	—

42	|	DWS Tax-Exempt Money Fund

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Head of Americas CEO Office, DWS (2023–present), Head
of Fund Administration, Head of Product Americas and Head
of U.S. Mutual Funds, DWS (2017–present); Vice President,
DWS Service Company (2018–present); President, DB
Investment Managers, Inc. (2018–present); President and
Chief Executive Officer, The European Equity Fund, Inc., The
New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017–present); Vice President, DWS
Investment Management Americas, Inc. (2023–present);
formerly: Vice President for the Deutsche funds
(2016–2017); Assistant Secretary for the DWS funds
(2013–2019); Secretary, DWS USA Corporation (2018–2023);
Assistant Secretary, DWS Investment Management
Americas, Inc. (2018–2023); Assistant Secretary, DWS Trust
Company (2018–2023); Assistant Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2013–2020);
Assistant Secretary, DWS Distributors, Inc. (2018–2023);
Directorships: Director of DWS Service Company
(2018–present); Director of DB Investment Managers, Inc.
(2018–present); Director of Episcopalian Charities of New
York (2018–present); Interested Director of The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2020–present);
Director of ICI Mutual Insurance Company (2020–present);
Director of DWS USA Corporation (2023–present); Director
of DWS Investment Management Americas, Inc.
(2023–present); and Manager of DBX Advisors
LLC. (2023–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal
Officer, DWS Investment Management Americas, Inc.
(2015–present); Director and Vice President, DWS Trust
Company (2016–present); Secretary, DBX ETF Trust
(2020–present); Vice President, DBX Advisors LLC
(2021–present); Secretary, The European Equity Fund, Inc.,
The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2011–present); formerly: Secretary,
Deutsche Investment Management Americas Inc.
(2015–2017); and Assistant Secretary, DBX ETF
Trust (2019–2020)

Ciara Crawford[9] (1984) Assistant Secretary, 2019–present
Fund Administration (Specialist), DWS (2015–present);
Assistant Secretary, DWS Service Company (2018–present);
Assistant Secretary of U.S. Mutual Funds, DWS
(2019–present); Assistant Secretary, DWS USA Corporation
(2023–present); Assistant Secretary, DBX Advisors, LLC
(2023–present); Assistant Secretary, DWS Investment
Management Americas, Inc. (2023–present); Assistant Clerk,
DWS Trust Company (2023–present); formerly, Legal
Assistant at Accelerated Tax Solutions

Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer’s Office (Head since 2024),
DWS; Treasurer, Chief Financial Officer and Controller, DBX
ETF Trust (2019–present); Treasurer and Chief Financial
Officer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present); formerly: Assistant Treasurer for the DWS
funds (2007–2018); and Co-Head of DWS Treasurer’s
Office (2018–2024)

DWS Tax-Exempt Money Fund	|	43

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Yvonne Wong[8] (1960) Assistant Treasurer, since December 1, 2023	Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer’s Office, Head of Accounting
and Vendor Oversight (since 2024), DWS; Director and Vice
President, DWS Trust Company (2018–present); Assistant
Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present) Formerly: Co-Head of DWS Treasurer’s
Office (2018–2024)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead),
DWS; Chief Compliance Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2016–present)

Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX
ETF Trust (2020–present); Chief Legal Officer, DBX Advisors
LLC (2020–present); Chief Legal Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2012–present);
formerly: Secretary, Deutsche AM Distributors, Inc.
(2002–2017); Secretary, Deutsche AM Service Company
(2010–2017); and Chief Legal Officer, DBX Strategic Advisors
LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, 2021–present
Senior Team Lead Anti-Financial Crime and Compliance,
DWS; AML Officer, DWS Trust Company (2021–present);
AML Officer, DBX ETF Trust (2021–present); AML Officer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2021–present); formerly: DWS UK & Ireland Head of
Anti-Financial Crime and MLRO

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Ms. Daugherty is an Advisory Board Member of Deutsche DWS Asset Allocation Trust,
Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc.,
Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS
International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments
VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust,
Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free
Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Ms.
Daugherty is a Board Member of each other Trust.

[4]
Ms. Daugherty oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Ms. Daugherty is an Advisory Board Member of various
Trusts/Corporations comprised of 47 funds in the DWS Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”  of the Advisor within the meaning of the
1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, New York 10022.

44	|	DWS Tax-Exempt Money Fund

[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Tax-Exempt Money Fund	|	45

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DTEMF-2
(R-027590-13 6/24)

April 30, 2024
Annual Report
to Shareholders
DWS Tax-Exempt Portfolio
Tax-Free Investment Class

Contents
4	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
17	Statement of Assets and Liabilities
19	Statement of Operations
20	Statements of Changes in Net Assets
21	Financial Highlights
22	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
33	Information About Your Fund’s Expenses
34	Tax Information
35	Other Information
36	Advisory Agreement Board Considerations and Fee Evaluation
40	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Tax-Free Investment Class

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the Fund’s investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

Tax-Free Investment Class	|	3

Portfolio Management Review(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
For the 12 months ended April 30, 2024, yields finished higher across the money market yield curve as the U.S. Federal Reserve (Fed) raised its benchmark overnight lending rate twice early in the period in the effort to rein in inflation.
As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%. With the U.S. economy and employment displaying surprising strength in the face of its past tightening, the Fed would implement additional 25 basis point increases at its early May and late July meetings, leaving the fed funds target range at 5.25% to 5.50%. The Fed held rates steady at its last three meetings of 2023, citing the improving inflation outlook.
Entering the new year with inflation trending lower, the markets were anticipating that the Fed would implement as many as six or seven rate cuts in 2024, with the first coming as soon as March. However, these hopes were tempered as the U.S. economy and labor market continued to post robust numbers, largely dispelling concerns around a potential recession. In addition, while inflation data continued to trend closer to the Fed’s 2% target, the pace of progress remained highly incremental. Against this backdrop of lingering inflation and economic resilience, the consensus outlook shifted by the end of the first quarter to three Fed rate cuts in 2024 with the first occurring in June. March inflation data posted in April reflected an uptick, leading investors to further push back expectations for any rate cut to the fall.
Investment Objective
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

4	|	Tax-Free Investment Class

“As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%.”
As of April 30, 2024, yields of one-month, six-month and one-year Treasury bills were 5.48%, 5.44% and 5.25%, respectively, versus 4.35%, 5.06% and 4.80%, respectively, as of April 30, 2023 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
For the DWS Tax Exempt Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended April 30, 2024. During the period, we emphasized floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations for short-term tax-exempt rates to stay higher-for-longer alongside current Fed policy to keep its benchmark rate at elevated levels for a relatively extended period. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes.)
Negative Contributors to Fund Performance
For the DWS Tax Exempt Portfolio, the types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
While the Fed still appears to be at the end of its rate hiking cycle, the market has repeatedly trimmed expectations for the timing of rate cuts. While the course of Fed policy is uncertain and subject to changes in conditions, we have been evaluating opportunities to extend portfolio duration in order to lock in higher yields.
We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.

Tax-Free Investment Class	|	5

Fund Performance (as of April 30, 2024)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Tax-Exempt Portfolio — Tax-Free Investment Class	3.03%*
Equivalent Taxable Yield	5.13%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been 2.82% had certain expenses not been reduced.
**
The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant upward, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.
Duration, which is expressed in years, measures the sensitivity of the price of a bond or bond fund to a change in interest rates.

6	|	Tax-Free Investment Class

Portfolio Summary(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/24	4/30/23
Variable Rate Demand Notes	88%	78%
Variable Rate Demand Preferred Shares	6%	8%
Tax-Exempt Commercial Paper	5%	13%
Floating-Rate Notes	1%	1%
	100%	100%

Weighted Average Maturity	4/30/24	4/30/23
Cash Account Trust — DWS Tax-Exempt Portfolio	5 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	26 days	15 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 8. A quarterly Fact Sheet is available on dws.com or upon request.

Tax-Free Investment Class	|	7

Investment Portfolioas of April 30, 2024

	Principal Amount ($)	Value ($)
Municipal Investments 98.7%
Arizona 3.1%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 3.7% (a), 5/1/2024, LOC: JP Morgan Chase Bank NA	5,000,000	5,000,000
California 14.6%
California, East Bay Muncipal Utility District:
Series A-1, TECP, 3.5%, 5/2/2024	4,400,000	4,400,000
Series A-2, TECP, 3.5%, 5/2/2024	2,150,000	2,150,000
California, General Obligation:
Series A-2, TECP, 3.3%, 5/6/2024	2,000,000	2,000,000
Series A-2, 3.5% (a), 5/1/2024, LOC: State Street B&T Co.	1,360,000	1,360,000
Series A-1, 3.6% (a), 5/1/2024, LOC: Barclays Bank PLC	2,120,000	2,120,000
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 3.9% (a), 5/1/2024, LOC: Barclays Bank PLC	2,000,000	2,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 3.36% (a), 5/7/2024, LOC: Wells Fargo Bank NA	1,300,000	1,300,000
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 3.86% (a), 5/7/2024, LIQ: Societe Generale	3,000,000	3,000,000
Nuveen Municipal Credit Opportunities Fund, Series W, 144A, AMT, 3.87% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	5,600,000	5,600,000
		23,930,000
Colorado 0.3%
Colorado, State Housing & Finance Authority, “I” , Series SF, 3.75% (a), 5/7/2024, SPA: Royal Bank of Canada	475,000	475,000
Florida 2.6%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 3.8% (a), 5/7/2024, LIQ: Fannie Mae, LOC: Fannie Mae	1,030,000	1,030,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 3.77% (a), 5/7/2024, LOC: TD Bank NA	1,275,000	1,275,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 3.78% (a), 5/7/2024, LOC: Northern Trust Company	1,100,000	1,100,000
The accompanying notes are an integral part of the financial statements.

8	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 3.82% (a), 5/7/2024, LOC: Wells Fargo Bank NA	80,000	80,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 3.8% (a), 5/7/2024, LOC: Freddie Mac	825,000	825,000
		4,310,000
Georgia 0.3%
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 3.92% (a), 5/7/2024, LOC: Wells Fargo Bank NA	550,000	550,000
Illinois 12.9%
Brookfield, IL, Zoo Project, 3.75% (a), 5/7/2024, LOC: Northern Trust Company	1,000,000	1,000,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 3.8% (a), 5/7/2024, LOC: Barclays Bank PLC	2,100,000	2,100,000
Illinois, State Development Finance Authority, American Youth Hostels Project, Series A, 3.76% (a), 5/7/2024, LOC: BMO Harris Bank NA	420,000	420,000
Illinois, State Development Finance Authority, Ignatius College Project, 3.78% (a), 5/7/2024, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 3.75% (a), 5/7/2024, LOC: BMO Harris Bank NA	6,100,000	6,100,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 3.7% (a), 5/7/2024, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 3.76% (a), 5/7/2024, LOC: BMO Harris Bank NA	2,175,000	2,175,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 3.83% (a), 5/7/2024, LOC: Northern Trust Company	1,835,000	1,835,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.85% (a), 5/1/2024, LOC: Wells Fargo Bank NA	3,155,000	3,155,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 3.83% (a), 5/7/2024, LOC: Freddie Mac	815,000	815,000
		21,150,000
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	9

	Principal Amount ($)	Value ($)
Indiana 0.9%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 3.97% (a), 5/7/2024, LOC: Federal Home Loan Bank	590,000	590,000
St. Joseph County, IN, Economic Development Revenue, 3.81% (a), 5/7/2024, LOC: PNC Bank NA	895,000	895,000
		1,485,000
Iowa 3.3%
Iowa, Single-Family Finance Authority, Series B, 3.75% (a), 5/7/2024, SPA: Royal Bank of Canada	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 3.8% (a), 5/7/2024	1,400,000	1,400,000
		5,400,000
Kansas 0.7%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.8% (a), 5/1/2024, LOC: U.S. Bank NA	155,000	155,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 3.81% (a), 5/7/2024, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,155,000
Kentucky 0.7%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 3.8% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 3.7% (a), 5/1/2024, LOC: PNC Bank NA	850,000	850,000
		1,150,000
Louisiana 2.8%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 3.73% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	2,310,000	2,310,000
Louisiana, State Gasoline & Fuels Tax Revenue, Series A-2, 3.75% (a), 5/1/2024, LOC: Toronto-dominion Bank	1,800,000	1,800,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 3.83% (a), 5/7/2024, LOC: Freddie Mac	535,000	535,000
		4,645,000
The accompanying notes are an integral part of the financial statements.

10	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Maryland 0.8%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 3.81% (a), 5/7/2024, LOC: PNC Bank NA	1,285,000	1,285,000
Massachusetts 4.5%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 3.68% (a), 5/7/2024, LOC: TD Bank NA	1,850,000	1,850,000
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.65% (a), 5/1/2024, LOC: Bank of America NA	3,160,000	3,160,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2-R, 3.75% (a), 5/1/2024, LOC: TD Bank NA	300,000	300,000
Massachusetts, State Water Resources Authority:
Series A1, 3.75% (a), 5/7/2024, SPA: JP Morgan Chase Bank NA	1,945,000	1,945,000
Series A-3, 3.75% (a), 5/7/2024, SPA: Wells Fargo Bank NA	120,000	120,000
		7,375,000
Minnesota 2.9%
Rochester City, MN, Village Capital Corp., Series C, 3.86% (a), 5/7/2024, LOC: Federal Home Loan Bank	4,800,000	4,800,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 3.7% (a), 5/7/2024, GTY: Chevron Corp.	50,000	50,000
Missouri 2.0%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 3.94% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	1,510,000	1,510,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 3.65% (a), 5/1/2024, LOC: Barclays Bank PLC	200,000	200,000
Series B, 3.7% (a), 5/1/2024, LOC: U.S. Bank NA	115,000	115,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 3.74% (a), 5/7/2024, LOC: U.S. Bank NA	1,180,000	1,180,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 3.92% (a), 5/7/2024, LOC: Bank of America NA	295,000	295,000
		3,300,000
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	11

	Principal Amount ($)	Value ($)
Nebraska 1.4%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 3.8% (a), 5/7/2024	2,200,000	2,200,000
Nevada 2.0%
Clark County, NV, Airport Systems Revenue, Series D-3, 3.87% (a), 5/7/2024, LOC: Bank of America NA	3,315,000	3,315,000
New Jersey 0.2%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 3.75% (a), 5/7/2024, LOC: JP Morgan Chase Bank NA	400,000	400,000
New York 17.1%
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 3.8% (a), 5/7/2024, LOC: TD Bank NA	1,500,000	1,500,000
Series 2012-G1, 3.85% (a), 5/1/2024, LOC: Barclays Bank PLC	2,125,000	2,125,000
Series E-1, 3.85% (a), 5/1/2024, LOC: Barclays Bank PLC	4,090,000	4,090,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 3.58% (a), 5/7/2024, LOC: Fannie Mae	370,000	370,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 3.75% (a), 5/7/2024, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B, 3.75% (a), 5/1/2024, LOC: TD Bank NA	1,745,000	1,745,000
Series B-4C, 3.75% (a), 5/1/2024, LOC: U.S. Bank NA	2,100,000	2,100,000
Series A, 3.75% (a), 5/7/2024, LOC: Barclays Bank PLC	800,000	800,000
New York, NY, General Obligation:
Series L-4, 3.75% (a), 5/1/2024, LOC: U.S. Bank NA	3,500,000	3,500,000
Series D-5, 3.78% (a), 5/7/2024, LOC: PNC Bank NA	900,000	900,000
Series A-3, 3.8% (a), 5/1/2024, LOC: Mizuho Bank Ltd.	1,800,000	1,800,000
Series G-6, 3.85% (a), 5/1/2024, LOC: Mizuho Bank Ltd.	1,200,000	1,200,000
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 3.72% (a), 5/7/2024, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series DD-3B, 3.75% (a), 5/1/2024, SPA: State Street B&T Co.	200,000	200,000
Series EE-2, 3.75% (a), 5/1/2024, LIQ: State Street B&T Co.	5,300,000	5,300,000
Series F-2, 3.75% (a), 5/1/2024, LOC: Citibank NA	1,855,000	1,855,000
		27,960,000
The accompanying notes are an integral part of the financial statements.

12	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
North Carolina 2.3%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 3.75% (a), 5/1/2024, LOC: Royal Bank of Canada	3,690,000	3,690,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 3.81% (a), 5/7/2024, LOC: Northern Trust Company	6,600,000	6,600,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 3.8% (a), 5/7/2024, LOC: Northern Trust Company	205,000	205,000
		6,805,000
Oklahoma 2.3%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 3.91% (a), 5/7/2024, INS: BAM, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000
Oregon 0.9%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series A, 3.7% (a), 5/1/2024, LOC: U.S. Bank NA	1,325,000	1,325,000
Series B, 3.75% (a), 5/1/2024, LOC: TD Bank NA	200,000	200,000
		1,525,000
Pennsylvania 2.2%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 3.83% (a), 5/7/2024, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, Series ECC, 4.15% (a), 5/7/2024, LOC: PNC Bank NA	280,000	280,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 3.83% (a), 5/7/2024, LOC: PNC Bank NA	125,000	125,000
Philadelphia, PA, General Obligation, Series B, 3.73% (a), 5/7/2024, LOC: Barclays Bank PLC	715,000	715,000
		3,620,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, Series B, 3.8% (a), 5/7/2024, LOC: TD Bank NA	960,000	960,000
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	13

	Principal Amount ($)	Value ($)
South Dakota 1.6%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 3.8% (a), 5/7/2024, LOC: U.S. Bank NA	2,545,000	2,545,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 3.7% (a), 5/7/2024, LOC: U.S. Bank NA	700,000	700,000
Texas 2.8%
Harris County, TX, Hospital District Revenue, 3.8% (a), 5/7/2024, LOC: JP Morgan Chase Bank NA	505,000	505,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-1, 3.8% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Series C-2, 3.95% (a), 5/7/2024, LOC: Bank of NY Mellon	1,955,000	1,955,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 3.75% (a), 5/1/2024, LOC: TD Bank NA	825,000	825,000
		4,545,000
Vermont 1.8%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, Series A, 3.94% (a), 5/7/2024, LOC: TD Bank NA	1,760,000	1,760,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 3.96% (a), 5/1/2024, LOC: TD Bank NA	1,115,000	1,115,000
		2,875,000
Virginia 1.4%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 3.75% (a), 5/7/2024, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 3.82% (a), 5/1/2024, LOC: Truist Bank	1,100,000	1,100,000
		2,225,000
The accompanying notes are an integral part of the financial statements.

14	|	Tax-Free Investment Class

	Principal Amount ($)	Value ($)
Washington 1.0%
Washington, State Housing Finance Commission, Combridge Apartments, 3.9% (a), 5/7/2024, LIQ: Fannie Mae, LOC: Fannie Mae	1,065,000	1,065,000
Washington, State Housing Finance Commission, The Evergreen School, 3.9% (a), 5/7/2024, LOC: Wells Fargo Bank NA	540,000	540,000
		1,605,000
Other 4.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 3.79% (a), 5/7/2024, LIQ: Freddie Mac	2,370,000	2,370,000
“A” , Series M031, 144A, 3.8% (a), 5/7/2024, LIQ: Freddie Mac	2,400,000	2,400,000
“A” , Series M-055, 144A, MUNIPSA + 0.23%, 3.98% (b), 12/15/2028, GTY: Freddie Mac	2,010,000	2,010,000
		6,780,000
Total Municipal Investments (Cost $161,560,000)		161,560,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $161,560,000)	98.7	161,560,000
Other Assets and Liabilities, Net	1.3	2,072,569
Net Assets	100.0	163,632,569

(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of April 30,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	15

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$161,560,000	$—	$161,560,000
Total	$—	$161,560,000	$—	$161,560,000

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

16	|	Tax-Free Investment Class

Statement of Assets and Liabilities
as of April 30, 2024

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$161,560,000
Cash	4,570
Receivable for investments sold	1,575,000
Receivable for Fund shares sold	94,161
Interest receivable	584,439
Other assets	50,054
Total assets	163,868,224
Liabilities
Payable for Fund shares redeemed	18,905
Distributions payable	123,520
Accrued Trustees' fees	2,092
Other accrued expenses and payables	91,138
Total liabilities	235,655
Net assets, at value	$163,632,569
Net Assets Consist of
Distributable earnings (loss)	(30,917)
Paid-in capital	163,663,486
Net assets, at value	$163,632,569
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	17

Statement of Assets and Liabilities as of April 30, 2024 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($1,040,022 ÷ 1,039,172 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($80,397,268 ÷ 80,331,644 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($35,051,026 ÷ 35,022,401 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,321,008 ÷ 2,319,111 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($41,548,529 ÷ 41,514,492 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($3,274,716 ÷ 3,272,040 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

18	|	Tax-Free Investment Class

Statement of Operations
for the year ended April 30, 2024

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$5,034,001
Expenses:
Management fee	121,428
Administration fee	142,659
Services to shareholders	94,018
Distribution and service fees	61,785
Custodian fee	3,062
Professional fees	55,629
Reports to shareholders	51,089
Registration fees	112,655
Trustees' fees and expenses	8,098
Other	45,907
Total expenses before expense reductions	696,330
Expense reductions	(297,789)
Total expenses after expense reductions	398,541
Net investment income	4,635,460
Net increase (decrease) in net assets resulting from operations	$4,635,460
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	19

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$4,635,460	$2,673,165
Net realized gain (loss)	—	2,550
Net increase (decrease) in net assets resulting from operations	4,635,460	2,675,715
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(109,235)	(143,285)
DWS Tax-Exempt Money Fund	(2,599,480)	(1,590,316)
DWS Tax-Free Money Fund Class S	(1,127,447)	(692,153)
Service Shares	(80,957)	(61,072)
Tax-Exempt Cash Managed Shares	(620,132)	(187,450)
Tax-Free Investment Class	(98,209)	(84,034)
Total distributions	(4,635,460)	(2,758,310)
Fund share transactions:
Proceeds from shares sold	144,343,953	108,991,170
Reinvestment of distributions	3,866,244	2,447,947
Payments for shares redeemed	(122,967,225)	(149,555,881)
Net increase (decrease) in net assets from Fund share transactions	25,242,972	(38,116,764)
Increase (decrease) in net assets	25,242,972	(38,199,359)
Net assets at beginning of period	138,389,597	176,588,956
Net assets at end of period	$163,632,569	$138,389,597

The accompanying notes are an integral part of the financial statements.

20	|	Tax-Free Investment Class

Financial Highlights
DWS Tax-Exempt Portfolio — Tax-Free Investment Class
	Years Ended April 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.028	.014	.000 *	.000 *	.009
Net realized gain (loss)	—	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.028	.014	.000 *	.000 *	.009
Less distributions from:
Net investment income	(.028 )	(.015 )	(.000 )*	(.000 )*	(.009 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	2.87	1.54	.01	.01	.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	4	10	10	7
Ratio of expenses before expense reductions (%)	.79	.77	.73	.71	.72
Ratio of expenses after expense reductions (%)	.59	.59	.14	.19	.59
Ratio of net investment income (%)	2.82	1.18	.01	.01	.86

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

Tax-Free Investment Class	|	21

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

22	|	Tax-Free Investment Class

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2024, the Fund had net tax basis capital loss carryforwards of $3,087 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Tax-Exempt Portfolio:
Undistributed tax-exempt income	$95,691
Capital loss carryforwards	$(3,087)
At April 30, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $161,560,000.

Tax-Free Investment Class	|	23

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2024	2023
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$4,635,460	$2,758,310
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

24	|	Tax-Free Investment Class

Accordingly, for the year ended April 30, 2024, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.083% of the Fund’s average daily net assets.
For the period from May 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.72%.
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class Shares.
In addition, the Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$6,873
DWS Tax-Exempt Money Fund	161,614
DWS Tax-Free Money Fund Class S	75,072
Service Shares	6,787
Tax-Exempt Cash Managed Shares	40,495
Tax-Free Investment Class	6,948
$297,789
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2024, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2024
DWS Tax-Exempt Portfolio	$142,659	$12,992
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement

Tax-Free Investment Class	|	25

between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2024, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2024
DWS Tax-Exempt Cash Premier Shares	$838	$60
DWS Tax-Exempt Money Fund	30,237	4,967
DWS Tax-Free Money Fund Class S	27,474	4,507
Service Shares	8,790	1,003
Tax-Exempt Cash Managed Shares	1,085	215
Tax-Free Investment Class	3,088	528
	$71,512	$11,280
In addition, for the year ended April 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Cash Premier Shares	$12
DWS Tax-Exempt Money Fund	1,044
DWS Tax-Free Money Fund Class S	1,099
$2,155
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2024, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Service Shares	$20,474	$1,374.60%		.60%
Tax-Free Investment Class	8,702	649.25%		.25%
	$29,176	$2,023
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

26	|	Tax-Free Investment Class

For the year ended April 30, 2024, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$30,173	$5,197.15%		.15%
Tax-Free Investment Class	2,436	181.07%		.07%
	$32,609	$5,378
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2024
DWS Tax-Exempt Portfolio	$2,076	$145
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2024, the Fund engaged in securities purchases of $136,345,000 and securities sales of $133,981,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2024.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:

Tax-Free Investment Class	|	27

DWS Tax-Exempt Portfolio
	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	8,324,577	$8,324,577	12,783,030	$12,783,030
DWS Tax-Exempt Money Fund	23,146,328	23,146,328	25,560,650	25,560,650
DWS Tax-Free Money Fund Class S	3,981,991	3,981,991	6,507,344	6,507,344
Service Shares	12,926,639	12,926,639	22,978,306	22,978,306
Tax-Exempt Cash Managed Shares	87,866,500	87,866,500	36,205,002	36,205,002
Tax-Free Investment Class	8,091,873	8,091,873	4,950,129	4,950,129
Account maintenance fees	—	6,045	—	6,709
		$144,343,953		$108,991,170
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	47,105	$47,105	74,911	$74,911
DWS Tax-Exempt Money Fund	2,563,620	2,563,620	1,568,113	1,568,113
DWS Tax-Free Money Fund Class S	1,073,698	1,073,698	660,499	660,499
Service Shares	80,178	80,178	59,956	59,956
Tax-Exempt Cash Managed Shares	3,605	3,605	2,175	2,175
Tax-Free Investment Class	98,038	98,038	82,293	82,293
		$3,866,244		$2,447,947
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(11,326,900)	$(11,326,900)	(26,573,764)	$(26,573,764)
DWS Tax-Exempt Money Fund	(26,677,263)	(26,677,263)	(38,876,956)	(38,876,956)
DWS Tax-Free Money Fund Class S	(6,585,825)	(6,585,825)	(7,718,432)	(7,718,432)
Service Shares	(15,668,413)	(15,668,413)	(23,370,709)	(23,370,709)
Tax-Exempt Cash Managed Shares	(54,259,800)	(54,259,800)	(41,466,686)	(41,466,686)
Tax-Free Investment Class	(8,449,024)	(8,449,024)	(11,549,334)	(11,549,334)
		$(122,967,225)		$(149,555,881)

28	|	Tax-Free Investment Class

	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(2,955,218)	$(2,955,218)	(13,715,823)	$(13,715,823)
DWS Tax-Exempt Money Fund	(967,315)	(967,315)	(11,748,193)	(11,748,193)
DWS Tax-Free Money Fund Class S	(1,530,136)	(1,530,136)	(550,589)	(550,589)
Service Shares	(2,661,596)	(2,661,596)	(332,447)	(332,447)
Tax-Exempt Cash Managed Shares	33,610,305	33,610,305	(5,259,509)	(5,259,509)
Tax-Free Investment Class	(259,113)	(259,113)	(6,516,912)	(6,516,912)
Account maintenance fees	—	6,045	—	6,709
		$25,242,972		$(38,116,764)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and

Tax-Free Investment Class	|	29

action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities.

30	|	Tax-Free Investment Class

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Tax Exempt Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Tax-Free Investment Class	|	31

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 20, 2024

32	|	Tax-Free Investment Class

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the Tax-Free Investment Class; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023 to April 30, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Tax-Free Investment Class	|	33

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2024 (Unaudited)

Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 11/1/23	$1,000.00
Ending Account Value 4/30/24	$1,013.94
Expenses Paid per $1,000*	$2.95
Hypothetical 5% Fund Return
Beginning Account Value 11/1/23	$1,000.00
Ending Account Value 4/30/24	$1,021.93
Expenses Paid per $1,000*	$2.97

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	Tax-Free Investment Class
DWS Tax-Exempt Portfolio	.59%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information (Unaudited)
Of the dividends paid from net investment income for the taxable year ended April 30, 2024, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

34	|	Tax-Free Investment Class

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

Tax-Free Investment Class	|	35

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

36	|	Tax-Free Investment Class

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment

Tax-Free Investment Class	|	37

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (4th quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (4th quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

38	|	Tax-Free Investment Class

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Free Investment Class	|	39

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston
Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Former Managing General Partner, Exeter Capital Partners (a series of private investment funds) (1986–2023); Former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	68	—
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member or Advisory Board Member since 2023[3]	Senior Fellow in Applied Finance, Department of Finance, Opus College of Business at the University of St. Thomas (1987–present); Directorships: The Meritex Company (2017–present); and The Hardenbergh Foundation (2021–present); Former Directorships: Driessen Water, Inc. (2016–2023); Mairs & Power Funds Trust (mutual funds) (2010–2022); and Crescent Electric Supply Company (2010–2019)	21[4]	—

40	|	Tax-Free Investment Class

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Hoffman Center
for Business Ethics, Bentley University;
formerly: Partner, Palmer & Dodge (law firm)
(1988–1990); Vice President of Corporate
Affairs and General Counsel, Filene’s (retail)
(1978–1988); Directorships: Trustee and
former Chairman of the Board, Southwest
Florida Community Foundation (charitable
organization); Former Directorships: ICI
Mutual Insurance Company (2007–2015); Sun
Capital Advisers Trust (mutual funds)
(2007–2012); Investment Company Institute
(audit, executive, nominating committees)
and Independent Directors Council
(governance, executive committees)
		68	—
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International
Banking and Professor of Finance, The
Wharton School, University of Pennsylvania
(1972–present); formerly: Director, The
Wharton Financial Institutions Center
(1994–2020); Vice Dean and Director,
Wharton Undergraduate Division (1995–2000)
and Director, The Lauder Institute of
International Management Studies
(2000–2006); Member FDIC Systemic Risk
Advisory Committee (2011–present),
Member Systemic Risk Council
(2012–present) and Member of the Advisory
Board of the Yale Program on Financial
Stability (2013–present); Former
Directorships: Co-Chair of the Shadow
Financial Regulatory Committee (2003–2015),
Executive Director of The Financial
Economists Roundtable (2008–2015),
Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund
(2007–2018), Director, The Aberdeen Japan
Fund (2007–2021) and Nonexecutive Director
of Barclays Bank DE (2010–2018)
		68	—
Chad D. Perry (1972) Board Member since 2021	Executive Vice President, General Counsel and Secretary, RLJ Lodging Trust[2] (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (2011–2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	68	Director, Great Elm Capital Corp. (business development company) (since 2022)

Tax-Free Investment Class	|	41

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since July
2023); Formerly: Executive Vice President,
The Glenmede Trust Company (investment
trust and wealth management) (1983–2004);
Board Member, Investor Education (charitable
organization) (2004–2005); Former
Directorships: Trustee, Executive Committee,
Philadelphia Chamber of Commerce
(2001–2007); Director, Viasys Health Care[2]
(January 2007–June 2007); Trustee, Thomas
Jefferson Foundation (charitable organization)
(1994–2012); President, Chief Executive
Officer and Director (1994–2020) and Senior
Advisor (2020–2021), The Pew Charitable
Trusts (charitable organization); Director,
BioTelemetry Inc.[2] (acquired by Royal Philips
in 2021) (healthcare) (2009–2021); Director,
Becton Dickinson and Company[2] (medical
technology company) (2012–2022)
		68	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016–present) and Professor of Accounting (1994–present); Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016–2019)	68	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	68	—

42	|	Tax-Free Investment Class

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Head of Americas CEO Office, DWS (2023–present), Head
of Fund Administration, Head of Product Americas and Head
of U.S. Mutual Funds, DWS (2017–present); Vice President,
DWS Service Company (2018–present); President, DB
Investment Managers, Inc. (2018–present); President and
Chief Executive Officer, The European Equity Fund, Inc., The
New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017–present); Vice President, DWS
Investment Management Americas, Inc. (2023–present);
formerly: Vice President for the Deutsche funds
(2016–2017); Assistant Secretary for the DWS funds
(2013–2019); Secretary, DWS USA Corporation (2018–2023);
Assistant Secretary, DWS Investment Management
Americas, Inc. (2018–2023); Assistant Secretary, DWS Trust
Company (2018–2023); Assistant Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2013–2020);
Assistant Secretary, DWS Distributors, Inc. (2018–2023);
Directorships: Director of DWS Service Company
(2018–present); Director of DB Investment Managers, Inc.
(2018–present); Director of Episcopalian Charities of New
York (2018–present); Interested Director of The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2020–present);
Director of ICI Mutual Insurance Company (2020–present);
Director of DWS USA Corporation (2023–present); Director
of DWS Investment Management Americas, Inc.
(2023–present); and Manager of DBX Advisors
LLC. (2023–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal
Officer, DWS Investment Management Americas, Inc.
(2015–present); Director and Vice President, DWS Trust
Company (2016–present); Secretary, DBX ETF Trust
(2020–present); Vice President, DBX Advisors LLC
(2021–present); Secretary, The European Equity Fund, Inc.,
The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2011–present); formerly: Secretary,
Deutsche Investment Management Americas Inc.
(2015–2017); and Assistant Secretary, DBX ETF
Trust (2019–2020)

Ciara Crawford[9] (1984) Assistant Secretary, 2019–present
Fund Administration (Specialist), DWS (2015–present);
Assistant Secretary, DWS Service Company (2018–present);
Assistant Secretary of U.S. Mutual Funds, DWS
(2019–present); Assistant Secretary, DWS USA Corporation
(2023–present); Assistant Secretary, DBX Advisors, LLC
(2023–present); Assistant Secretary, DWS Investment
Management Americas, Inc. (2023–present); Assistant Clerk,
DWS Trust Company (2023–present); formerly, Legal
Assistant at Accelerated Tax Solutions

Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer’s Office (Head since 2024),
DWS; Treasurer, Chief Financial Officer and Controller, DBX
ETF Trust (2019–present); Treasurer and Chief Financial
Officer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present); formerly: Assistant Treasurer for the DWS
funds (2007–2018); and Co-Head of DWS Treasurer’s
Office (2018–2024)

Tax-Free Investment Class	|	43

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Yvonne Wong[8] (1960) Assistant Treasurer, since December 1, 2023	Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer’s Office, Head of Accounting
and Vendor Oversight (since 2024), DWS; Director and Vice
President, DWS Trust Company (2018–present); Assistant
Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present) Formerly: Co-Head of DWS Treasurer’s
Office (2018–2024)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead),
DWS; Chief Compliance Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2016–present)

Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX
ETF Trust (2020–present); Chief Legal Officer, DBX Advisors
LLC (2020–present); Chief Legal Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2012–present);
formerly: Secretary, Deutsche AM Distributors, Inc.
(2002–2017); Secretary, Deutsche AM Service Company
(2010–2017); and Chief Legal Officer, DBX Strategic Advisors
LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, 2021–present
Senior Team Lead Anti-Financial Crime and Compliance,
DWS; AML Officer, DWS Trust Company (2021–present);
AML Officer, DBX ETF Trust (2021–present); AML Officer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2021–present); formerly: DWS UK & Ireland Head of
Anti-Financial Crime and MLRO

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Ms. Daugherty is an Advisory Board Member of Deutsche DWS Asset Allocation Trust,
Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc.,
Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS
International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments
VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust,
Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free
Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Ms.
Daugherty is a Board Member of each other Trust.

[4]
Ms. Daugherty oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Ms. Daugherty is an Advisory Board Member of various
Trusts/Corporations comprised of 47 funds in the DWS Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”  of the Advisor within the meaning of the
1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, New York 10022.

44	|	Tax-Free Investment Class

[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Tax-Free Investment Class	|	45

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
CATTEP-2
(R-027592-13 6/24)

April 30, 2024
Annual Report
to Shareholders
DWS Tax-Exempt Portfolio
DWS Tax-Free Money Fund Class S

Contents
4	Portfolio Management Review
7	Portfolio Summary
8	Investment Portfolio
17	Statement of Assets and Liabilities
19	Statement of Operations
20	Statements of Changes in Net Assets
21	Financial Highlights
22	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
33	Information About Your Fund’s Expenses
34	Tax Information
35	Other Information
36	Advisory Agreement Board Considerations and Fee Evaluation
40	Board Members and Officers
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit dws.com. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Tax-Free Money Fund Class S

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the Fund’s investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Tax-Free Money Fund Class S	|	3

Portfolio Management Review(Unaudited)
Market Overview
All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. The 7-day current yield refers to the income paid by the Fund over a 7-day period expressed as an annual percentage rate of the Fund’s shares outstanding. Yields fluctuate and are not guaranteed.
For the 12 months ended April 30, 2024, yields finished higher across the money market yield curve as the U.S. Federal Reserve (Fed) raised its benchmark overnight lending rate twice early in the period in the effort to rein in inflation.
As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%. With the U.S. economy and employment displaying surprising strength in the face of its past tightening, the Fed would implement additional 25 basis point increases at its early May and late July meetings, leaving the fed funds target range at 5.25% to 5.50%. The Fed held rates steady at its last three meetings of 2023, citing the improving inflation outlook.
Entering the new year with inflation trending lower, the markets were anticipating that the Fed would implement as many as six or seven rate cuts in 2024, with the first coming as soon as March. However, these hopes were tempered as the U.S. economy and labor market continued to post robust numbers, largely dispelling concerns around a potential recession. In addition, while inflation data continued to trend closer to the Fed’s 2% target, the pace of progress remained highly incremental. Against this backdrop of lingering inflation and economic resilience, the consensus outlook shifted by the end of the first quarter to three Fed rate cuts in 2024 with the first occurring in June. March inflation data posted in April reflected an uptick, leading investors to further push back expectations for any rate cut to the fall.
Investment Objective
DWS Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

4	|	DWS Tax-Free Money Fund Class S

“As 2023 progressed, inflation continued to ease, with June U.S. consumer price inflation registering at 3.0%.”
As of April 30, 2024, yields of one-month, six-month and one-year Treasury bills were 5.48%, 5.44% and 5.25%, respectively, versus 4.35%, 5.06% and 4.80%, respectively, as of April 30, 2023 (source: U.S. Department of the Treasury).
Positive Contributors to Fund Performance
For the DWS Tax Exempt Portfolio, we were able to maintain what we believe to be a competitive yield for the Fund during the annual period ended April 30, 2024. During the period, we emphasized floating rate VRDNs (Variable Rate Demand Notes) in light of our expectations for short-term tax-exempt rates to stay higher-for-longer alongside current Fed policy to keep its benchmark rate at elevated levels for a relatively extended period. (The interest rate of variable rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes.)
Negative Contributors to Fund Performance
For the DWS Tax Exempt Portfolio, the types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the Fund some yield, but we believe that this represented a prudent approach to preserving principal.
Outlook and Positioning
While the Fed still appears to be at the end of its rate hiking cycle, the market has repeatedly trimmed expectations for the timing of rate cuts. While the course of Fed policy is uncertain and subject to changes in conditions, we have been evaluating opportunities to extend portfolio duration in order to lock in higher yields.
We have continued to emphasize what we believe to be the highest credit quality within the Fund, while seeking to maintain conservative investment strategies and standards under the current market conditions. More broadly speaking, we have continued to apply a careful approach while seeking a competitive yield for shareholders.

DWS Tax-Free Money Fund Class S	|	5

Fund Performance (as of April 30, 2024)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
7-Day Current Yield
DWS Tax-Free Money Fund Class S	3.37*
Equivalent Taxable Yield	5.70%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Funds over a 7-day period expressed as an annual percentage rate of the Funds’ shares outstanding. For the most current yield information, visit our Web site at dws.com.
*	The 7-Day Current Yield would have been 3.14% had certain expenses not been reduced.
**
The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the DWS Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 40.8%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Portfolio Management Team
A group of investment professionals is responsible for the day-to-day management of the Fund. These investment professionals have a broad range of experience managing money market funds.
The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.
Terms to Know
The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant upward, as bonds with longer maturities typically offer higher yields than short-term bonds.
Floating-rate securities are investments with interest payments that adjust periodically based upon a predetermined benchmark interest rate.
Duration, which is expressed in years, measures the sensitivity of the price of a bond or bond fund to a change in interest rates.

6	|	DWS Tax-Free Money Fund Class S

Portfolio Summary(Unaudited)
DWS Tax-Exempt Portfolio
Asset Allocation (As a % of Investment Portfolio)	4/30/24	4/30/23
Variable Rate Demand Notes	88%	78%
Variable Rate Demand Preferred Shares	6%	8%
Tax-Exempt Commercial Paper	5%	13%
Floating-Rate Notes	1%	1%
	100%	100%

Weighted Average Maturity	4/30/24	4/30/23
Cash Account Trust — DWS Tax-Exempt Portfolio	5 days	8 days
iMoneyNet Money Fund Average™ — Tax-Free National Retail*	26 days	15 days

*
The Fund is compared to its respective iMoneyNet Money Fund Average category:
Tax-Free National Retail — Category includes retail funds that invest in obligations of tax-exempt entities, including state and municipal authorities.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 8. A quarterly Fact Sheet is available on dws.com or upon request.

DWS Tax-Free Money Fund Class S	|	7

Investment Portfolioas of April 30, 2024

	Principal Amount ($)	Value ($)
Municipal Investments 98.7%
Arizona 3.1%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital, Series A, 3.7% (a), 5/1/2024, LOC: JP Morgan Chase Bank NA	5,000,000	5,000,000
California 14.6%
California, East Bay Muncipal Utility District:
Series A-1, TECP, 3.5%, 5/2/2024	4,400,000	4,400,000
Series A-2, TECP, 3.5%, 5/2/2024	2,150,000	2,150,000
California, General Obligation:
Series A-2, TECP, 3.3%, 5/6/2024	2,000,000	2,000,000
Series A-2, 3.5% (a), 5/1/2024, LOC: State Street B&T Co.	1,360,000	1,360,000
Series A-1, 3.6% (a), 5/1/2024, LOC: Barclays Bank PLC	2,120,000	2,120,000
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series C, 3.9% (a), 5/1/2024, LOC: Barclays Bank PLC	2,000,000	2,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 3.36% (a), 5/7/2024, LOC: Wells Fargo Bank NA	1,300,000	1,300,000
Nuveen California Quality Municipal Income Fund, Series 1-1362, 144A, AMT, 3.86% (a), 5/7/2024, LIQ: Societe Generale	3,000,000	3,000,000
Nuveen Municipal Credit Opportunities Fund, Series W, 144A, AMT, 3.87% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	5,600,000	5,600,000
		23,930,000
Colorado 0.3%
Colorado, State Housing & Finance Authority, “I” , Series SF, 3.75% (a), 5/7/2024, SPA: Royal Bank of Canada	475,000	475,000
Florida 2.6%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe Apartments II Project, 3.8% (a), 5/7/2024, LIQ: Fannie Mae, LOC: Fannie Mae	1,030,000	1,030,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 3.77% (a), 5/7/2024, LOC: TD Bank NA	1,275,000	1,275,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 3.78% (a), 5/7/2024, LOC: Northern Trust Company	1,100,000	1,100,000
The accompanying notes are an integral part of the financial statements.

8	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Pinellas County, FL, Health Facilities Authority, Suncoast Hospice Project, 3.82% (a), 5/7/2024, LOC: Wells Fargo Bank NA	80,000	80,000
Pinellas County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Booker Creek Apartments, 3.8% (a), 5/7/2024, LOC: Freddie Mac	825,000	825,000
		4,310,000
Georgia 0.3%
Valdosta-Lowndes County, GA, Industrial Development Authority, Martins Famous Pastry Shoppe, Inc., Series A, AMT, 3.92% (a), 5/7/2024, LOC: Wells Fargo Bank NA	550,000	550,000
Illinois 12.9%
Brookfield, IL, Zoo Project, 3.75% (a), 5/7/2024, LOC: Northern Trust Company	1,000,000	1,000,000
Illinois, Finance Authority Revenue, The Carle Foundation, Series C, 3.8% (a), 5/7/2024, LOC: Barclays Bank PLC	2,100,000	2,100,000
Illinois, State Development Finance Authority, American Youth Hostels Project, Series A, 3.76% (a), 5/7/2024, LOC: BMO Harris Bank NA	420,000	420,000
Illinois, State Development Finance Authority, Ignatius College Project, 3.78% (a), 5/7/2024, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 3.75% (a), 5/7/2024, LOC: BMO Harris Bank NA	6,100,000	6,100,000
Illinois, State Educational Facilities Authority Revenue, The Adler Planetarium, 3.7% (a), 5/7/2024, LOC: PNC Bank NA	1,550,000	1,550,000
Illinois, State Finance Authority Revenue, Clearbrook Project, 3.76% (a), 5/7/2024, LOC: BMO Harris Bank NA	2,175,000	2,175,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co., Project, 3.83% (a), 5/7/2024, LOC: Northern Trust Company	1,835,000	1,835,000
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 3.85% (a), 5/1/2024, LOC: Wells Fargo Bank NA	3,155,000	3,155,000
Illinois, State Housing Development Authority, Multi-Family Revenue, Woodlawn Apartments, Series A, 3.83% (a), 5/7/2024, LOC: Freddie Mac	815,000	815,000
		21,150,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	9

	Principal Amount ($)	Value ($)
Indiana 0.9%
Elkhart County, IN, Multi-Family Revenue, Ashton Pines Apartments, Series A, 3.97% (a), 5/7/2024, LOC: Federal Home Loan Bank	590,000	590,000
St. Joseph County, IN, Economic Development Revenue, 3.81% (a), 5/7/2024, LOC: PNC Bank NA	895,000	895,000
		1,485,000
Iowa 3.3%
Iowa, Single-Family Finance Authority, Series B, 3.75% (a), 5/7/2024, SPA: Royal Bank of Canada	4,000,000	4,000,000
Iowa, State Finance Authority, Economic Development Revenue, Midwestern Disaster Area, Series A, 3.8% (a), 5/7/2024	1,400,000	1,400,000
		5,400,000
Kansas 0.7%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 3.8% (a), 5/1/2024, LOC: U.S. Bank NA	155,000	155,000
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 3.81% (a), 5/7/2024, LOC: Svenska Handelsbanken	1,000,000	1,000,000
		1,155,000
Kentucky 0.7%
Boone County, KY, Pollution Control Revenue, Duke Energy Kentucky, Inc., 3.8% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	300,000	300,000
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 3.7% (a), 5/1/2024, LOC: PNC Bank NA	850,000	850,000
		1,150,000
Louisiana 2.8%
Louisiana, Public Facilities Authority Revenue, Christus Health, Series B-1, 3.73% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	2,310,000	2,310,000
Louisiana, State Gasoline & Fuels Tax Revenue, Series A-2, 3.75% (a), 5/1/2024, LOC: Toronto-dominion Bank	1,800,000	1,800,000
Louisiana, State Housing Finance Agency Multi-Family Housing Revenue, Reserve Jefferson Crossing, 3.83% (a), 5/7/2024, LOC: Freddie Mac	535,000	535,000
		4,645,000
The accompanying notes are an integral part of the financial statements.

10	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Maryland 0.8%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 3.81% (a), 5/7/2024, LOC: PNC Bank NA	1,285,000	1,285,000
Massachusetts 4.5%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 3.68% (a), 5/7/2024, LOC: TD Bank NA	1,850,000	1,850,000
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 3.65% (a), 5/1/2024, LOC: Bank of America NA	3,160,000	3,160,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series J-2-R, 3.75% (a), 5/1/2024, LOC: TD Bank NA	300,000	300,000
Massachusetts, State Water Resources Authority:
Series A1, 3.75% (a), 5/7/2024, SPA: JP Morgan Chase Bank NA	1,945,000	1,945,000
Series A-3, 3.75% (a), 5/7/2024, SPA: Wells Fargo Bank NA	120,000	120,000
		7,375,000
Minnesota 2.9%
Rochester City, MN, Village Capital Corp., Series C, 3.86% (a), 5/7/2024, LOC: Federal Home Loan Bank	4,800,000	4,800,000
Mississippi 0.0%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series F, 3.7% (a), 5/7/2024, GTY: Chevron Corp.	50,000	50,000
Missouri 2.0%
Kansas City, MO, Special Obligation, H. Roe Bartle Convention Center, Series E, 3.94% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	1,510,000	1,510,000
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University:
Series B-1, 3.65% (a), 5/1/2024, LOC: Barclays Bank PLC	200,000	200,000
Series B, 3.7% (a), 5/1/2024, LOC: U.S. Bank NA	115,000	115,000
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 3.74% (a), 5/7/2024, LOC: U.S. Bank NA	1,180,000	1,180,000
Wright City, MO, Industrial Revenue, WaterLow Process Systems, Inc., AMT, 3.92% (a), 5/7/2024, LOC: Bank of America NA	295,000	295,000
		3,300,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	11

	Principal Amount ($)	Value ($)
Nebraska 1.4%
Washington County, NE, Industrial Development Revenue, Cargill, Inc., Series B, 3.8% (a), 5/7/2024	2,200,000	2,200,000
Nevada 2.0%
Clark County, NV, Airport Systems Revenue, Series D-3, 3.87% (a), 5/7/2024, LOC: Bank of America NA	3,315,000	3,315,000
New Jersey 0.2%
New Jersey, State Health Care Facilities Financing Authority Revenue, AHS Hospital Corp., Series C, 3.75% (a), 5/7/2024, LOC: JP Morgan Chase Bank NA	400,000	400,000
New York 17.1%
New York, Metropolitan Transportation Authority Revenue:
Series G-1, 3.8% (a), 5/7/2024, LOC: TD Bank NA	1,500,000	1,500,000
Series 2012-G1, 3.85% (a), 5/1/2024, LOC: Barclays Bank PLC	2,125,000	2,125,000
Series E-1, 3.85% (a), 5/1/2024, LOC: Barclays Bank PLC	4,090,000	4,090,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Royal Charter Properties, Series A, 3.58% (a), 5/7/2024, LOC: Fannie Mae	370,000	370,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 3.75% (a), 5/7/2024, LOC: Mizuho Bank Ltd.	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B, 3.75% (a), 5/1/2024, LOC: TD Bank NA	1,745,000	1,745,000
Series B-4C, 3.75% (a), 5/1/2024, LOC: U.S. Bank NA	2,100,000	2,100,000
Series A, 3.75% (a), 5/7/2024, LOC: Barclays Bank PLC	800,000	800,000
New York, NY, General Obligation:
Series L-4, 3.75% (a), 5/1/2024, LOC: U.S. Bank NA	3,500,000	3,500,000
Series D-5, 3.78% (a), 5/7/2024, LOC: PNC Bank NA	900,000	900,000
Series A-3, 3.8% (a), 5/1/2024, LOC: Mizuho Bank Ltd.	1,800,000	1,800,000
Series G-6, 3.85% (a), 5/1/2024, LOC: Mizuho Bank Ltd.	1,200,000	1,200,000
New York, NY, Health & Hospital Corp., Health System Revenue, Series B, 3.72% (a), 5/7/2024, LOC: TD Bank NA	175,000	175,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series DD-3B, 3.75% (a), 5/1/2024, SPA: State Street B&T Co.	200,000	200,000
Series EE-2, 3.75% (a), 5/1/2024, LIQ: State Street B&T Co.	5,300,000	5,300,000
Series F-2, 3.75% (a), 5/1/2024, LOC: Citibank NA	1,855,000	1,855,000
		27,960,000
The accompanying notes are an integral part of the financial statements.

12	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
North Carolina 2.3%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 3.75% (a), 5/1/2024, LOC: Royal Bank of Canada	3,690,000	3,690,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 3.81% (a), 5/7/2024, LOC: Northern Trust Company	6,600,000	6,600,000
Franklin County, OH, Hospital Facilities Revenue, Health Corp., Series D, 3.8% (a), 5/7/2024, LOC: Northern Trust Company	205,000	205,000
		6,805,000
Oklahoma 2.3%
Oklahoma, Tender Option Bond Trust Receipts, Series 2018-XM0708, 144A, AMT, 3.91% (a), 5/7/2024, INS: BAM, LIQ: JPMorgan Chase Bank NA	3,750,000	3,750,000
Oregon 0.9%
Oregon, State Facilities Authority Revenue, Peacehealth Systems:
Series A, 3.7% (a), 5/1/2024, LOC: U.S. Bank NA	1,325,000	1,325,000
Series B, 3.75% (a), 5/1/2024, LOC: TD Bank NA	200,000	200,000
		1,525,000
Pennsylvania 2.2%
Lancaster County, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 3.83% (a), 5/7/2024, LOC: PNC Bank NA	2,500,000	2,500,000
Lebanon County, PA, Health Facility Authority Revenue, ECC Retirement Village Project, Series ECC, 4.15% (a), 5/7/2024, LOC: PNC Bank NA	280,000	280,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 3.83% (a), 5/7/2024, LOC: PNC Bank NA	125,000	125,000
Philadelphia, PA, General Obligation, Series B, 3.73% (a), 5/7/2024, LOC: Barclays Bank PLC	715,000	715,000
		3,620,000
Rhode Island 0.6%
Rhode Island, State Health & Educational Building Corp., Higher Education Facility Revenue, Bryant University, Series B, 3.8% (a), 5/7/2024, LOC: TD Bank NA	960,000	960,000
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	13

	Principal Amount ($)	Value ($)
South Dakota 1.6%
South Dakota, State Health & Educational Facilities Authority, Sioux Vy Hospital & Health Revenue, Series B, 3.8% (a), 5/7/2024, LOC: U.S. Bank NA	2,545,000	2,545,000
Tennessee 0.4%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Series B, 3.7% (a), 5/7/2024, LOC: U.S. Bank NA	700,000	700,000
Texas 2.8%
Harris County, TX, Hospital District Revenue, 3.8% (a), 5/7/2024, LOC: JP Morgan Chase Bank NA	505,000	505,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Christus Health Obligated Group:
Series C-1, 3.8% (a), 5/7/2024, LOC: Sumitomo Mitsui Banking	1,260,000	1,260,000
Series C-2, 3.95% (a), 5/7/2024, LOC: Bank of NY Mellon	1,955,000	1,955,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 3.75% (a), 5/1/2024, LOC: TD Bank NA	825,000	825,000
		4,545,000
Vermont 1.8%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, Series A, 3.94% (a), 5/7/2024, LOC: TD Bank NA	1,760,000	1,760,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 3.96% (a), 5/1/2024, LOC: TD Bank NA	1,115,000	1,115,000
		2,875,000
Virginia 1.4%
Loudoun County, VA, Industrial Development Authority, Industrial Development Revenue, Jack Kent Cooke Foundation Project, 3.75% (a), 5/7/2024, LOC: Northern Trust Company	1,125,000	1,125,000
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 3.82% (a), 5/1/2024, LOC: Truist Bank	1,100,000	1,100,000
		2,225,000
The accompanying notes are an integral part of the financial statements.

14	|	DWS Tax-Free Money Fund Class S

	Principal Amount ($)	Value ($)
Washington 1.0%
Washington, State Housing Finance Commission, Combridge Apartments, 3.9% (a), 5/7/2024, LIQ: Fannie Mae, LOC: Fannie Mae	1,065,000	1,065,000
Washington, State Housing Finance Commission, The Evergreen School, 3.9% (a), 5/7/2024, LOC: Wells Fargo Bank NA	540,000	540,000
		1,605,000
Other 4.1%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A” , Series M027, 144A, 3.79% (a), 5/7/2024, LIQ: Freddie Mac	2,370,000	2,370,000
“A” , Series M031, 144A, 3.8% (a), 5/7/2024, LIQ: Freddie Mac	2,400,000	2,400,000
“A” , Series M-055, 144A, MUNIPSA + 0.23%, 3.98% (b), 12/15/2028, GTY: Freddie Mac	2,010,000	2,010,000
		6,780,000
Total Municipal Investments (Cost $161,560,000)		161,560,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $161,560,000)	98.7	161,560,000
Other Assets and Liabilities, Net	1.3	2,072,569
Net Assets	100.0	163,632,569

(a)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of April 30,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(b)	Floating rate security. These securities are shown at their current rate as of April 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	15

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$161,560,000	$—	$161,560,000
Total	$—	$161,560,000	$—	$161,560,000

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Tax-Free Money Fund Class S

Statement of Assets and Liabilities
as of April 30, 2024

Assets	DWS Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$161,560,000
Cash	4,570
Receivable for investments sold	1,575,000
Receivable for Fund shares sold	94,161
Interest receivable	584,439
Other assets	50,054
Total assets	163,868,224
Liabilities
Payable for Fund shares redeemed	18,905
Distributions payable	123,520
Accrued Trustees' fees	2,092
Other accrued expenses and payables	91,138
Total liabilities	235,655
Net assets, at value	$163,632,569
Net Assets Consist of
Distributable earnings (loss)	(30,917)
Paid-in capital	163,663,486
Net assets, at value	$163,632,569
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	17

Statement of Assets and Liabilities as of April 30, 2024 (continued)

Net Asset Value	DWS Tax-Exempt Portfolio
DWS Tax-Exempt Cash Premier Shares
Net Asset Value, offering and redemption price per share ($1,040,022 ÷ 1,039,172 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Exempt Money Fund
Net Asset Value, offering and redemption price per share ($80,397,268 ÷ 80,331,644 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Tax-Free Money Fund Class S
Net Asset Value, offering and redemption price per share ($35,051,026 ÷ 35,022,401 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares
Net Asset Value, offering and redemption price per share ($2,321,008 ÷ 2,319,111 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares
Net Asset Value, offering and redemption price per share ($41,548,529 ÷ 41,514,492 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class
Net Asset Value, offering and redemption price per share ($3,274,716 ÷ 3,272,040 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

18	|	DWS Tax-Free Money Fund Class S

Statement of Operations
for the year ended April 30, 2024

Investment Income	DWS Tax-Exempt Portfolio
Income:
Interest	$5,034,001
Expenses:
Management fee	121,428
Administration fee	142,659
Services to shareholders	94,018
Distribution and service fees	61,785
Custodian fee	3,062
Professional fees	55,629
Reports to shareholders	51,089
Registration fees	112,655
Trustees' fees and expenses	8,098
Other	45,907
Total expenses before expense reductions	696,330
Expense reductions	(297,789)
Total expenses after expense reductions	398,541
Net investment income	4,635,460
Net increase (decrease) in net assets resulting from operations	$4,635,460
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	19

Statements of Changes in Net Assets
DWS Tax-Exempt Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$4,635,460	$2,673,165
Net realized gain (loss)	—	2,550
Net increase (decrease) in net assets resulting from operations	4,635,460	2,675,715
Distributions to shareholders:
DWS Tax-Exempt Cash Premier Shares	(109,235)	(143,285)
DWS Tax-Exempt Money Fund	(2,599,480)	(1,590,316)
DWS Tax-Free Money Fund Class S	(1,127,447)	(692,153)
Service Shares	(80,957)	(61,072)
Tax-Exempt Cash Managed Shares	(620,132)	(187,450)
Tax-Free Investment Class	(98,209)	(84,034)
Total distributions	(4,635,460)	(2,758,310)
Fund share transactions:
Proceeds from shares sold	144,343,953	108,991,170
Reinvestment of distributions	3,866,244	2,447,947
Payments for shares redeemed	(122,967,225)	(149,555,881)
Net increase (decrease) in net assets from Fund share transactions	25,242,972	(38,116,764)
Increase (decrease) in net assets	25,242,972	(38,199,359)
Net assets at beginning of period	138,389,597	176,588,956
Net assets at end of period	$163,632,569	$138,389,597

The accompanying notes are an integral part of the financial statements.

20	|	DWS Tax-Free Money Fund Class S

Financial Highlights
DWS Tax-Exempt Portfolio — DWS Tax-Free Money Fund Class S
	Years Ended April 30,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.032	.018	.000 *	.000 *	.012
Net realized gain (loss)	—	.000 *	.000 *	(.000 )*	.000 *
Total from investment operations	.032	.018	.000 *	.000 *	.012
Less distributions from:
Net investment income	(.032 )	(.019 )	(.000 )*	(.000 )*	(.012 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	3.22	1.88	.04	.02	1.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	37	37	40	49
Ratio of expenses before expense reductions (%)	.46	.45	.42	.39	.38
Ratio of expenses after expense reductions (%)	.25	.25	.11	.18	.25
Ratio of net investment income (%)	3.17	1.80	.04	.02	1.22

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

DWS Tax-Free Money Fund Class S	|	21

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Cash Account Trust (the “Trust” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Trust offers two funds: DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio. These financial statements report on DWS Tax-Exempt Portfolio (the “Fund” ).
DWS Tax-Exempt Portfolio offers six classes of shares: DWS Tax-Exempt Cash Premier Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. The Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The financial highlights for all classes of shares, other than DWS Tax-Free Money Fund Class S, are provided separately and are available upon request.
The Fund’s investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

22	|	DWS Tax-Free Money Fund Class S

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At April 30, 2024, the Fund had net tax basis capital loss carryforwards of $3,087 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of April 30, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no book-to-tax differences for the Fund.
At April 30, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
DWS Tax-Exempt Portfolio:
Undistributed tax-exempt income	$95,691
Capital loss carryforwards	$(3,087)
At April 30, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $161,560,000.

DWS Tax-Free Money Fund Class S	|	23

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2024	2023
DWS Tax-Exempt Portfolio:
Distributions from tax-exempt income	$4,635,460	$2,758,310
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under an Amended and Restated Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds’ combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

24	|	DWS Tax-Free Money Fund Class S

Accordingly, for the year ended April 30, 2024, the fee pursuant to the Investment Management Agreement on DWS Tax-Exempt Portfolio was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.083% of the Fund’s average daily net assets.
For the period from May 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the DWS Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) at 0.48%.
In addition, the Advisor agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on DWS Tax-Free Money Fund Class S.
In addition, the Advisor also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.
For the year ended April 30, 2024, fees waived and/or expenses reimbursed for each class are as follows:
DWS Tax-Exempt Cash Premier Shares	$6,873
DWS Tax-Exempt Money Fund	161,614
DWS Tax-Free Money Fund Class S	75,072
Service Shares	6,787
Tax-Exempt Cash Managed Shares	40,495
Tax-Free Investment Class	6,948
$297,789
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2024, the Administration Fee was as follows:
Fund	Administration Fee	Unpaid at April 30, 2024
DWS Tax-Exempt Portfolio	$142,659	$12,992
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement

DWS Tax-Free Money Fund Class S	|	25

between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2024, the amounts charged to the Fund by DSC were as follows:
DWS Tax-Exempt Portfolio:	Total Aggregated	Unpaid at April 30, 2024
DWS Tax-Exempt Cash Premier Shares	$838	$60
DWS Tax-Exempt Money Fund	30,237	4,967
DWS Tax-Free Money Fund Class S	27,474	4,507
Service Shares	8,790	1,003
Tax-Exempt Cash Managed Shares	1,085	215
Tax-Free Investment Class	3,088	528
	$71,512	$11,280
In addition, for the year ended April 30, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Tax-Exempt Cash Premier Shares	$12
DWS Tax-Exempt Money Fund	1,044
DWS Tax-Free Money Fund Class S	1,099
$2,155
Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ), calculated as a percentage of average daily net assets for the shares listed in the following table.
For the year ended April 30, 2024, the Distribution Fee was as follows:
DWS Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Service Shares	$20,474	$1,374.60%		.60%
Tax-Free Investment Class	8,702	649.25%		.25%
	$29,176	$2,023
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

26	|	DWS Tax-Free Money Fund Class S

For the year ended April 30, 2024, the Service Fee was as follows:
DWS Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2024	Annual Rate	Contractual Rate
Tax-Exempt Cash Managed Shares	$30,173	$5,197.15%		.15%
Tax-Free Investment Class	2,436	181.07%		.07%
	$32,609	$5,378
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended April 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2024
DWS Tax-Exempt Portfolio	$2,076	$145
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended April 30, 2024, the Fund engaged in securities purchases of $136,345,000 and securities sales of $133,981,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2024.
D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:

DWS Tax-Free Money Fund Class S	|	27

DWS Tax-Exempt Portfolio
	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Tax-Exempt Cash Premier Shares	8,324,577	$8,324,577	12,783,030	$12,783,030
DWS Tax-Exempt Money Fund	23,146,328	23,146,328	25,560,650	25,560,650
DWS Tax-Free Money Fund Class S	3,981,991	3,981,991	6,507,344	6,507,344
Service Shares	12,926,639	12,926,639	22,978,306	22,978,306
Tax-Exempt Cash Managed Shares	87,866,500	87,866,500	36,205,002	36,205,002
Tax-Free Investment Class	8,091,873	8,091,873	4,950,129	4,950,129
Account maintenance fees	—	6,045	—	6,709
		$144,343,953		$108,991,170
Shares issued to shareholders in reinvestment of distributions
DWS Tax-Exempt Cash Premier Shares	47,105	$47,105	74,911	$74,911
DWS Tax-Exempt Money Fund	2,563,620	2,563,620	1,568,113	1,568,113
DWS Tax-Free Money Fund Class S	1,073,698	1,073,698	660,499	660,499
Service Shares	80,178	80,178	59,956	59,956
Tax-Exempt Cash Managed Shares	3,605	3,605	2,175	2,175
Tax-Free Investment Class	98,038	98,038	82,293	82,293
		$3,866,244		$2,447,947
Shares redeemed
DWS Tax-Exempt Cash Premier Shares	(11,326,900)	$(11,326,900)	(26,573,764)	$(26,573,764)
DWS Tax-Exempt Money Fund	(26,677,263)	(26,677,263)	(38,876,956)	(38,876,956)
DWS Tax-Free Money Fund Class S	(6,585,825)	(6,585,825)	(7,718,432)	(7,718,432)
Service Shares	(15,668,413)	(15,668,413)	(23,370,709)	(23,370,709)
Tax-Exempt Cash Managed Shares	(54,259,800)	(54,259,800)	(41,466,686)	(41,466,686)
Tax-Free Investment Class	(8,449,024)	(8,449,024)	(11,549,334)	(11,549,334)
		$(122,967,225)		$(149,555,881)

28	|	DWS Tax-Free Money Fund Class S

	Year Ended April 30, 2024		Year Ended April 30, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Tax-Exempt Cash Premier Shares	(2,955,218)	$(2,955,218)	(13,715,823)	$(13,715,823)
DWS Tax-Exempt Money Fund	(967,315)	(967,315)	(11,748,193)	(11,748,193)
DWS Tax-Free Money Fund Class S	(1,530,136)	(1,530,136)	(550,589)	(550,589)
Service Shares	(2,661,596)	(2,661,596)	(332,447)	(332,447)
Tax-Exempt Cash Managed Shares	33,610,305	33,610,305	(5,259,509)	(5,259,509)
Tax-Free Investment Class	(259,113)	(259,113)	(6,516,912)	(6,516,912)
Account maintenance fees	—	6,045	—	6,709
		$25,242,972		$(38,116,764)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and

DWS Tax-Free Money Fund Class S	|	29

action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities.

30	|	DWS Tax-Free Money Fund Class S

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Cash Account Trust and Shareholders of DWS Tax-Exempt Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Tax Exempt Portfolio (the “Fund” ) (one of the funds constituting Cash Account Trust) (the “Trust” ), including the investment portfolio, as of April 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Cash Account Trust) at April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Tax-Free Money Fund Class S	|	31

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
June 20, 2024

32	|	DWS Tax-Free Money Fund Class S

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for the DWS Tax-Free Money Fund Class S;
had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2023 to April 30, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Tax-Free Money Fund Class S	|	33

Expenses and Value of a $1,000 Investment
for the six months ended April 30, 2024 (Unaudited)

Actual Fund Return	DWS Tax-Free Money Fund Class S
Beginning Account Value 11/1/23	$1,000.00
Ending Account Value 4/30/24	$1,015.65
Expenses Paid per $1,000*	$1.25
Hypothetical 5% Fund Return
Beginning Account Value 11/1/23	$1,000.00
Ending Account Value 4/30/24	$1,023.62
Expenses Paid per $1,000*	$1.26

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	DWS Tax-Free Money Fund Class S
DWS Tax-Exempt Portfolio	.25%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
Tax Information (Unaudited)
Of the dividends paid from net investment income for the taxable year ended April 30, 2024, 100% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

34	|	DWS Tax-Free Money Fund Class S

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings
Each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com as of each month-end. Please see the Fund’s current prospectus for more information.

DWS Tax-Free Money Fund Class S	|	35

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Tax-Exempt Portfolio’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

36	|	DWS Tax-Free Money Fund Class S

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022, the Fund’s gross performance (DWS Tax-Exempt Cash Premier Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment

DWS Tax-Free Money Fund Class S	|	37

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: Service Shares (4th quartile), DWS Tax-Exempt Cash Premier Shares (4th quartile), Tax-Free Investment Class shares (4th quartile), Tax-Exempt Cash Managed Shares (4th quartile), DWS Tax-Exempt Money Fund shares (4th quartile) and DWS Tax-Free Money Fund Class S shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

38	|	DWS Tax-Free Money Fund Class S

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Tax-Free Money Fund Class S	|	39

Board Members and Officers
The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston
Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period.
The Board Members may also serve in similar capacities with other funds in the fund complex. The number of funds in the DWS fund complex shown in the table below includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor.
Independent Board Members/Independent Advisory Board Members

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Former Managing General Partner, Exeter Capital Partners (a series of private investment funds) (1986–2023); Former Chairman, National Association of Small Business Investment Companies; Former Directorships: ICI Mutual Insurance Company; BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds); Progressive International Corporation (kitchen goods designer and distributor)	68	—
Mary Schmid Daugherty, NACD.DC, PHD, CFA (1958) Board Member or Advisory Board Member since 2023[3]	Senior Fellow in Applied Finance, Department of Finance, Opus College of Business at the University of St. Thomas (1987–present); Directorships: The Meritex Company (2017–present); and The Hardenbergh Foundation (2021–present); Former Directorships: Driessen Water, Inc. (2016–2023); Mairs & Power Funds Trust (mutual funds) (2010–2022); and Crescent Electric Supply Company (2010–2019)	21[4]	—

40	|	DWS Tax-Free Money Fund Class S

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Hoffman Center
for Business Ethics, Bentley University;
formerly: Partner, Palmer & Dodge (law firm)
(1988–1990); Vice President of Corporate
Affairs and General Counsel, Filene’s (retail)
(1978–1988); Directorships: Trustee and
former Chairman of the Board, Southwest
Florida Community Foundation (charitable
organization); Former Directorships: ICI
Mutual Insurance Company (2007–2015); Sun
Capital Advisers Trust (mutual funds)
(2007–2012); Investment Company Institute
(audit, executive, nominating committees)
and Independent Directors Council
(governance, executive committees)
		68	—
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International
Banking and Professor of Finance, The
Wharton School, University of Pennsylvania
(1972–present); formerly: Director, The
Wharton Financial Institutions Center
(1994–2020); Vice Dean and Director,
Wharton Undergraduate Division (1995–2000)
and Director, The Lauder Institute of
International Management Studies
(2000–2006); Member FDIC Systemic Risk
Advisory Committee (2011–present),
Member Systemic Risk Council
(2012–present) and Member of the Advisory
Board of the Yale Program on Financial
Stability (2013–present); Former
Directorships: Co-Chair of the Shadow
Financial Regulatory Committee (2003–2015),
Executive Director of The Financial
Economists Roundtable (2008–2015),
Director of The Thai Capital Fund (2007–2013),
Director of The Aberdeen Singapore Fund
(2007–2018), Director, The Aberdeen Japan
Fund (2007–2021) and Nonexecutive Director
of Barclays Bank DE (2010–2018)
		68	—
Chad D. Perry (1972) Board Member since 2021	Executive Vice President, General Counsel and Secretary, RLJ Lodging Trust[2] (since 2023); formerly Executive Vice President, General Counsel and Secretary, Tanger Factory Outlet Centers, Inc.[2] (2011–2023); Executive Vice President and Deputy General Counsel, LPL Financial Holdings Inc.[2] (2006–2011); Senior Corporate Counsel, EMC Corporation (2005–2006); Associate, Ropes & Gray LLP (1997–2005)	68	Director, Great Elm Capital Corp. (business development company) (since 2022)

DWS Tax-Free Money Fund Class S	|	41

Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Rebecca W. Rimel (1951) Board Member since 1995
Directorships: Washington College (since July
2023); Formerly: Executive Vice President,
The Glenmede Trust Company (investment
trust and wealth management) (1983–2004);
Board Member, Investor Education (charitable
organization) (2004–2005); Former
Directorships: Trustee, Executive Committee,
Philadelphia Chamber of Commerce
(2001–2007); Director, Viasys Health Care[2]
(January 2007–June 2007); Trustee, Thomas
Jefferson Foundation (charitable organization)
(1994–2012); President, Chief Executive
Officer and Director (1994–2020) and Senior
Advisor (2020–2021), The Pew Charitable
Trusts (charitable organization); Director,
BioTelemetry Inc.[2] (acquired by Royal Philips
in 2021) (healthcare) (2009–2021); Director,
Becton Dickinson and Company[2] (medical
technology company) (2012–2022)
		68	Director, The Bridgespan Group (nonprofit organization) (since October 2020)
Catherine Schrand (1964) Board Member since 2021	Celia Z. Moh Professor of Accounting (2016–present) and Professor of Accounting (1994–present); Directorships: Advisory Board Member, the Jacobs Levy Center, The Wharton School, University of Pennsylvania (since 2023); Former positions: Vice Dean, Wharton Doctoral Programs, The Wharton School, University of Pennsylvania (2016–2019)	68	—
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Former Directorships: Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	68	—

42	|	DWS Tax-Free Money Fund Class S

Officers5

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[7] (1974) President and Chief Executive Officer, 2017–present
Head of Americas CEO Office, DWS (2023–present), Head
of Fund Administration, Head of Product Americas and Head
of U.S. Mutual Funds, DWS (2017–present); Vice President,
DWS Service Company (2018–present); President, DB
Investment Managers, Inc. (2018–present); President and
Chief Executive Officer, The European Equity Fund, Inc., The
New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2017–present); Vice President, DWS
Investment Management Americas, Inc. (2023–present);
formerly: Vice President for the Deutsche funds
(2016–2017); Assistant Secretary for the DWS funds
(2013–2019); Secretary, DWS USA Corporation (2018–2023);
Assistant Secretary, DWS Investment Management
Americas, Inc. (2018–2023); Assistant Secretary, DWS Trust
Company (2018–2023); Assistant Secretary, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2013–2020);
Assistant Secretary, DWS Distributors, Inc. (2018–2023);
Directorships: Director of DWS Service Company
(2018–present); Director of DB Investment Managers, Inc.
(2018–present); Director of Episcopalian Charities of New
York (2018–present); Interested Director of The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2020–present);
Director of ICI Mutual Insurance Company (2020–present);
Director of DWS USA Corporation (2023–present); Director
of DWS Investment Management Americas, Inc.
(2023–present); and Manager of DBX Advisors
LLC. (2023–present)

John Millette[8] (1962) Vice President and Secretary, 1999–present
Legal (Associate General Counsel), DWS; Chief Legal
Officer, DWS Investment Management Americas, Inc.
(2015–present); Director and Vice President, DWS Trust
Company (2016–present); Secretary, DBX ETF Trust
(2020–present); Vice President, DBX Advisors LLC
(2021–present); Secretary, The European Equity Fund, Inc.,
The New Germany Fund, Inc. and The Central and Eastern
Europe Fund, Inc. (2011–present); formerly: Secretary,
Deutsche Investment Management Americas Inc.
(2015–2017); and Assistant Secretary, DBX ETF
Trust (2019–2020)

Ciara Crawford[9] (1984) Assistant Secretary, 2019–present
Fund Administration (Specialist), DWS (2015–present);
Assistant Secretary, DWS Service Company (2018–present);
Assistant Secretary of U.S. Mutual Funds, DWS
(2019–present); Assistant Secretary, DWS USA Corporation
(2023–present); Assistant Secretary, DBX Advisors, LLC
(2023–present); Assistant Secretary, DWS Investment
Management Americas, Inc. (2023–present); Assistant Clerk,
DWS Trust Company (2023–present); formerly, Legal
Assistant at Accelerated Tax Solutions

Diane Kenneally[8] (1966) Chief Financial Officer and Treasurer, 2018–present
Fund Administration Treasurer’s Office (Head since 2024),
DWS; Treasurer, Chief Financial Officer and Controller, DBX
ETF Trust (2019–present); Treasurer and Chief Financial
Officer, The European Equity Fund, Inc., The New Germany
Fund, Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present); formerly: Assistant Treasurer for the DWS
funds (2007–2018); and Co-Head of DWS Treasurer’s
Office (2018–2024)

DWS Tax-Free Money Fund Class S	|	43

Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[6]	Business Experience and Directorships During the Past Five Years
Yvonne Wong[8] (1960) Assistant Treasurer, since December 1, 2023	Fund Administration (Senior Analyst), DWS; Assistant Treasurer, DBX ETF Trust (since November 14, 2023)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present
Fund Administration Treasurer’s Office, Head of Accounting
and Vendor Oversight (since 2024), DWS; Director and Vice
President, DWS Trust Company (2018–present); Assistant
Treasurer, DBX ETF Trust (2019–present); Assistant Treasurer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2018–present) Formerly: Co-Head of DWS Treasurer’s
Office (2018–2024)

Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present
Anti-Financial Crime & Compliance US (Senior Team Lead),
DWS; Chief Compliance Officer, The European Equity Fund,
Inc., The New Germany Fund, Inc. and The Central and
Eastern Europe Fund, Inc. (2016–present)

Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present
Legal (Senior Team Lead), DWS; Assistant Secretary, DBX
ETF Trust (2020–present); Chief Legal Officer, DBX Advisors
LLC (2020–present); Chief Legal Officer, The European
Equity Fund, Inc., The New Germany Fund, Inc. and The
Central and Eastern Europe Fund, Inc. (2012–present);
formerly: Secretary, Deutsche AM Distributors, Inc.
(2002–2017); Secretary, Deutsche AM Service Company
(2010–2017); and Chief Legal Officer, DBX Strategic Advisors
LLC (2020–2021)

Christian Rijs[7] (1980) Anti-Money Laundering Compliance Officer, 2021–present
Senior Team Lead Anti-Financial Crime and Compliance,
DWS; AML Officer, DWS Trust Company (2021–present);
AML Officer, DBX ETF Trust (2021–present); AML Officer,
The European Equity Fund, Inc., The New Germany Fund,
Inc. and The Central and Eastern Europe Fund, Inc.
(2021–present); formerly: DWS UK & Ireland Head of
Anti-Financial Crime and MLRO

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
[3]
Ms. Daugherty is an Advisory Board Member of Deutsche DWS Asset Allocation Trust,
Deutsche DWS Equity 500 Index Portfolio, Deutsche DWS Global/International Fund, Inc.,
Deutsche DWS Income Trust, Deutsche DWS Institutional Funds, Deutsche DWS
International Fund, Inc., Deutsche DWS Investment Trust, Deutsche DWS Investments
VIT Funds, Deutsche DWS Money Market Trust, Deutsche DWS Municipal Trust,
Deutsche DWS Portfolio Trust, Deutsche DWS Securities Trust, Deutsche DWS Tax Free
Trust, Deutsche DWS Variable Series I and Government Cash Management Portfolio. Ms.
Daugherty is a Board Member of each other Trust.

[4]
Ms. Daugherty oversees 21 funds in the DWS Fund Complex as a Board Member of various Trusts. Ms. Daugherty is an Advisory Board Member of various
Trusts/Corporations comprised of 47 funds in the DWS Fund Complex.

[5]
As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons”  of the Advisor within the meaning of the
1940 Act. Interested persons receive no compensation from the Fund.

[6]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
[7]	Address: 875 Third Avenue, New York, New York 10022.

44	|	DWS Tax-Free Money Fund Class S

[8]	Address: 100 Summer Street, Boston, MA 02110.
[9]	Address: 5201 Gate Parkway, Jacksonville, FL 32256.
Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.
The Fund’s Statement of Additional Information (“SAI” ) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

DWS Tax-Free Money Fund Class S	|	45

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DTFMF-2
(R-027591-13 6/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Cash account trust: DWS government & Agency securities portfolio form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$27,011	$0	$5,969	$0
2023	$27,011	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$0	$0
2023	$0	$572,355	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$5,969	$0	$0	$5,969
2023	$7,879	$572,355	$0	$580,234

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Cash account trust: DWS tax exempt portfolio

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$28,911	$0	$5,969	$0
2023	$28,911	$0	$5,969	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$0	$0
2023	$0	$572,355	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$5,969	$0	$0	$5,969
2023	$7,879	$572,355	$0	$580,234

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Securities Portfolio and DWS Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/28/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/28/2024